SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                       Post-Effective Amendment No. 17                  [X]
                             (File No. 33-62457)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 50                          [X]
                            (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                     IDS Life Variable Life Separate Account

                               Name of Depositor:
                           IDS LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on Oct. 3, 2005 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

OCT. 3, 2005

RIVERSOURCE(SM)

SUCCESSION SELECT
VARIABLE LIFE INSURANCE

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)
           70100 Ameriprise Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 862-7919


           Website address: riversource.com


           IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Succession Select Variable
Life Insurance (Succession Select).

The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:

o    A fixed account to which we credit interest.

o    Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

The policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

o    Are NOT deposits or obligations of a bank or financial institution;

o    Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation
     (FDIC) or any other government agency; and

o Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                        1

TABLE OF CONTENTS

POLICY BENEFITS AND RISKS                                                      3
      Policy Benefits                                                          3
      Policy Risks                                                             5
      Fund Risks                                                               7
FEE TABLES                                                                     8
      Transaction Fees                                                         8
      Charges Other than Fund Operating Expenses                               8
      Annual Operating Expenses of the Funds                                  10
      Compensation Disclosure                                                 12

LOADS, FEES AND CHARGES                                                       13

      Premium Expense Charge                                                  13
      Monthly Deduction                                                       13
      Surrender Charge                                                        14

      Partial Surrender Charge                                                15

      Mortality and Expense Risk Charge                                       15
      Transfer Charge                                                         15
      Annual Operating Expenses of the Funds                                  15
      Effect of Loads, Fees and Charges                                       15
      Other Information on Charges                                            15

IDS LIFE                                                                      15
THE VARIABLE ACCOUNT AND THE FUNDS                                            16
      Relationship Between Funds and Subaccounts                              23
      Substitution of Investments                                             23
      Voting Rights                                                           24
THE FIXED ACCOUNT                                                             24
PURCHASING YOUR POLICY                                                        24
      Application                                                             24
      Premiums                                                                25
POLICY VALUE                                                                  25
      Fixed Account                                                           25
      Subaccounts                                                             26
POLICY VALUE CREDITS                                                          27
KEEPING THE POLICY IN FORCE                                                   27
      Minimum Initial Premium Period                                          27
      Death Benefit Guarantees                                                27
      Grace Period                                                            28
      Reinstatement                                                           28
      Exchange Right                                                          28
PROCEEDS PAYABLE UPON DEATH                                                   29
      Change in Death Benefit Option                                          29
      Changes in Specified Amount                                             30
      Misstatement of Age or Sex                                              30
      Suicide                                                                 30
      Beneficiary                                                             30
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS                           30
      Restrictions on Transfers                                               30
      Fixed Account Transfer Policies                                         32
      Minimum Transfer Amounts                                                32
      Maximum Transfer Amounts                                                32
      Charge for Transfers                                                    32
      Automated Transfers                                                     32
      Automated Dollar-Cost Averaging                                         33
      Asset Rebalancing                                                       33
POLICY LOANS                                                                  34
      Minimum Loan Amounts                                                    34
      Maximum Loan Amounts                                                    34
      Allocation of Loans to Accounts Repayments                              34
      Repayments                                                              34
      Overdue Interest                                                        34
      Effect of Policy Loans                                                  34
POLICY SURRENDERS                                                             35
      Total Surrenders                                                        35
      Partial Surrenders                                                      35
TWO WAYS TO REQUEST A TRANSFER,
   LOAN OR SURRENDER                                                          35
PAYMENT OF POLICY PROCEEDS                                                    36
      Payment Options                                                         36
      Deferral of Payments                                                    36
FEDERAL TAXES                                                                 37
      IDS Life's Tax Status                                                   37
      Taxation of Policy Proceeds                                             37
      Modified Endowment Contracts                                            39
      Other Tax Considerations                                                39
      Split Dollar Arrangements                                               40
DISTRIBUTION OF THE POLICY                                                    41
LEGAL PROCEEDINGS                                                             42
POLICY ILLUSTRATIONS                                                          42
KEY TERMS                                                                     46
FINANCIAL STATEMENTS                                                          47


CORPORATE REORGANIZATION

On Feb. 1, 2005 American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of American Express Financial Corporation. The separation of the American Express Financial Corporation from American Express was completed on Sept. 30, 2005. American Express Financial Corporation is now Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial and its subsidiaries, including IDS Life Insurance Company, are no longer affiliated with American Express.


    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                        2

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS

       POLICY BENEFIT                   WHAT IT MEANS                                         HOW IT WORKS
DEATH BENEFIT                We will pay a benefit to the        The amount payable is the death benefit amount minus any
                             beneficiary of the policy when      indebtedness as of the death benefit valuation date. You may
                             both insureds have died. Before     choose either of the following death benefit options:
                             the youngest insured's attained
                             insurance age 100, your policy's    OPTION 1 (LEVEL AMOUNT): If death is prior to the youngest
                             death benefit on the last           insured's attained insurance age 100, the death benefit amount is
                             surviving insured's death can       the greater of the following as determined on the death benefit
                             never be less than the specified    valuation date:
                             amount unless you change that
                             amount or your policy has           -  the specified amount; or
                             outstanding indebtedness.
                                                                 -  a percentage of the policy value.

                                                                 OPTION 2 (VARIABLE AMOUNT): If death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

                                                                 -  the policy value plus the specified amount; or

                                                                 -  a percentage of the policy value.

                                                                 You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges.

                                                                 UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON OR AFTER THE
                                                                 YOUNGEST INSURED'S ATTAINED INSURANCE AGE 100, THE DEATH BENEFIT
                                                                 AMOUNT WILL BE THE GREATER OF:

                                                                 -  the policy value on the death benefit valuation date; or

                                                                 -  the policy value at the youngest insured's attained insurance age 100.

OPTIONAL INSURANCE           You may add optional benefits to    AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                     your policy at an additional
                             cost, in the form of riders (if     -  FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT provides a specified
                             you meet certain requirements).        amount of term insurance. The FYT death benefit is paid if both
                             The amounts of these benefits do       insureds die during the first four policy years.
                             not vary with investment
                             experience of the variable          -  POLICY SPLIT OPTION RIDER (PSO): PSO permits a policy to be
                             account. Certain restrictions          split into two individual permanent plans of life insurance
                             apply and are clearly described        then offered by us for exchange, one on the life of each
                             in the applicable rider. These         insured, upon the occurrence of a divorce of the insureds or
                             riders may not be available in         certain changes in federal estate tax law. (See "Federal Taxes")
                             all states.
                                                                 -  SURVIVOR TERM INSURANCE RIDER (STR): STR provides a level, term death benefit payable upon the death of the last surviving insured before the youngest insured's attained insurance
                                                                    age 100.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                        3

       POLICY BENEFIT                   WHAT IT MEANS                                         HOW IT WORKS
MINIMUM INITIAL              Your policy will not lapse (end     MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early
GUARANTEE PERIOD AND         without value) if the Minimum       years of the policy when you may choose to pay the minimum
DEATH BENEFIT GUARANTEES     Initial Premium Period or any of    initial premium as long as the policy value minus indebtedness
(DBG)                        the DBG options are in effect,      equals or exceeds the monthly deduction.
                             even if the cash surrender value
                             is less than the amount needed      DEATH BENEFIT GUARANTEES: Each policy has the following two DBG
                             to pay the monthly deduction.       options which remain in effect if you meet certain premium requirements and indebtedness does not exceed the policy value minus surrender charges:

                                                                 -  DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) guarantees the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later).

                                                                 -  DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) guarantees the policy will not lapse before the youngest insured's attained insurance age 100.

                                                                 The DBG-85 and DBG-100 are not available in Massachusetts and
                                                                 Texas.

FLEXIBLE PREMIUMS            You choose when to pay premiums     When you apply for your policy, you state how much you intend to
                             and how much premium to pay.        pay and whether you will pay quarterly, semiannually or annually.
                                                                 You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured's attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether any of the DBG options remain in effect.

POLICY VALUE CREDITS         You may receive a credit to your    If you have met certain premium requirements, we currently credit
                             policy value beginning in the       the policy value on a pro rata basis with an amount equal on an
                             second policy year.                 annual basis to .15% of the policy value. We reserve the right to change the credit percentage. No minimum credit is guaranteed. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semi-annual or annual basis as we determine.

RIGHT TO EXAMINE YOUR        You may return your policy for any  You may mail or deliver the policy to our home office or to your
POLICY ("FREE LOOK")         reason and receive a full refund    sales representative with a written request for cancellation by
                             of all premiums paid.               the 20th day after you receive it. On the date your request is postmarked or received, the policy will immediately be
                                                                 considered void from the start.

                                                                 Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be honored if received at our home office within 30 days from the latest of the following dates:

                                                                 -  The date we mail the policy from our office

                                                                 -  The policy date (only if the policy is issued in force)

                                                                 -  The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.

                                                                 We reserve the right to change or discontinue this administrative practice at any time.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                        4

       POLICY BENEFIT                   WHAT IT MEANS                                         HOW IT WORKS
EXCHANGE RIGHT               For two years after the policy is   Because the policy itself offers a fixed return option, all you
                             issued, you can exchange it for     need to do is transfer all of the policy value in the subaccounts
                             one that provides benefits that     to the fixed account. This exchange does not require our
                             do not vary with the investment     underwriting approval. We do not issue a new policy. State
                             return of the subaccounts.          restrictions may apply.

INVESTMENT CHOICES           You may direct your net premiums
                             or transfer your policy's value
                             to:
                             -  THE VARIABLE ACCOUNT which       -  UNDER THE VARIABLE ACCOUNT your policy's value may increase
                                consists of subaccounts, each       or decrease daily, depending on the investment return. No
                                of which invests in a fund with     minimum amount is guaranteed.
                                a particular investment
                                objective; or

                             -  THE FIXED ACCOUNT which is       -  THE FIXED ACCOUNT earns interest rates that we adjust
                                our general investment account.     periodically. This rate will never be lower than 4%.

SURRENDERS                   You may cancel the policy while     The cash surrender value is the policy value minus indebtedness
                             it is in force and receive its      minus any applicable surrender charges. Partial surrenders are
                             cash surrender value or take a      available within certain limits for a fee.
                             partial surrender out of your
                             policy.

LOANS                        You may borrow against your         Your policy secures the loan.
                             policy's cash surrender value.

TRANSFERS                    You may transfer your policy's      You may, at no charge, transfer policy value from one subaccount
                             value.                              to another or between subaccounts and the fixed account. Certain restrictions may apply to transfers. You can also arrange for automated transfers among the fixed account and subaccounts.

POLICY RISKS

        POLICY RISK                     WHAT IT MEANS                                      WHAT CAN HAPPEN
INVESTMENT RISK              You direct your net premiums or     -  You can lose cash values due to adverse investment
                             transfer your policy's value to a      experience. No minimum amount is guaranteed under the
                             subaccount that drops in value.        subaccounts of the variable account.

                                                                 -  Your death benefit under Option 2 may be lower due to adverse investment experience.

                                                                 -  Your policy could lapse due to adverse investment experience if neither the Minimum Initial Guarantee Period nor any of the
                                                                    DBG options are in effect and you do not pay the premiums
                                                                    needed to maintain coverage.

                             You transfer your policy's value    -  The value of the subaccount from which you transferred could
                             between subaccounts.                   increase while the value of the subaccount to which you
                                                                    transferred could decrease.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                        5

        POLICY RISK                     WHAT IT MEANS                                      WHAT CAN HAPPEN
RISK OF LIMITED POLICY       The policy is not suitable as a     -  If you are unable to afford the premiums needed to keep the
VALUES IN EARLY YEARS        short-term investment.                 policy in force for a long period of time, your policy could lapse with no value.

                             Your policy has little or no cash   -  Surrender charges apply to this policy for the first 15
                             surrender value in the early           policy years. Surrender charges can significantly reduce
                             policy years.                          policy value. Poor investment performance can also
                                                                    significantly reduce policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.

                             Your ability to take partial        -  You cannot take partial surrenders during the first policy
                             surrenders is limited.                 year.

LAPSE RISK                   You do not pay the premiums         -  We will not pay a death benefit if your policy lapses.
                             needed to maintain coverage.

                             Your policy may lapse due to        -  Surrender charges affect the surrender value, which is a
                             surrender charges.                     measure we use to determine whether your policy will enter a grace period (and possibly lapse). A partial surrender will reduce the policy value, will reduce the death benefit and may terminate any of the DBG options.

                             You take a loan against your        -  Taking a loan increases the risk that your policy will lapse,
                             policy.                                will have a permanent effect on the policy value, will reduce the death benefit and may terminate any of the DBG options.

                             Your policy can lapse due to poor   -  Your policy could lapse due to adverse investment experience
                             investment performance.                if neither the Minimum Initial Premium Period nor any of the
                                                                    DBG options are in effect and you do not pay premium needed to maintain coverage

EXCHANGE/REPLACEMENT RISK    You drop another policy to buy      -  You may pay surrender charges on the policy you drop.
                             this one.
                                                                 -  This policy has surrender charges, which may extend beyond those in the policy you drop.

                                                                 -  You will be subject to new incontestability and suicide periods.

                                                                 -  You may be in a higher insurance risk-rating category now and you may pay higher premiums.

                             You use cash values or dividends    -  If you borrow from another policy to buy this one, the loan
                             from another policy to buy this        reduces the death benefit on the other policy. If you fail to
                             one.                                   repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy ends with a loan against it.

                                                                 -  The exchange may have adverse tax consequences.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                        6

        POLICY RISK                     WHAT IT MEANS                                      WHAT CAN HAPPEN
TAX RISK                     Congress may change current tax     -  You could lose any or all of the specific federal income tax
                             law at any time.                       attributes and benefits of a life insurance policy including tax-deferred accrual of cash values and income tax free death
                             The interpretation of current tax      benefits.
                             law is subject to change by the
                             Internal Revenue Service (IRS) or
                             the courts at any time.

                             The policy fails to qualify as      -  Earnings are taxable as ordinary income. Your beneficiary may
                             life insurance for federal income      have to pay income tax on part of the death benefit.
                             tax purposes.

                             Certain changes you make to the     -  Federal income tax on earnings will apply to surrenders or
                             policy may cause it to become a        loans from a modified endowment contract or an assignment of a
                             "modified endowment contract" for      modified endowment contract. Earnings come out first on
                             federal income tax purposes.           surrenders or loans from a modified endowment contract or an assignment of a modified endowment contract. If you are under age 59 1/2, a 10% penalty tax also may apply to these
                                                                    earnings.

                             The IRS determines that you, not    -  You may be taxed on the income of each subaccount to the
                             the Variable Account, are the          extent of your investment.
                             owner of the fund shares held by
                             our Variable Account.

                             You buy this policy to fund a       -  The tax-deferred accrual of cash values provided by the
                             tax-deferred retirement plan.          policy is unnecessary because tax deferral is provided by the tax-deferred retirement plan.

                             Your policy is not a modified       -  You will be taxed on any earnings generated in the policy --
                             endowment contract and it lapses       earnings in policy cash value and earnings previously taken
                             or is fully surrendered with an        via existing loans. It could be the case that a policy with a
                             outstanding policy loan.               relatively small existing cash value could have significant earnings that will be taxed upon lapse or surrender of the policy.

Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

LIMITATIONS ON USE OF THE POLICY: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values. We may also be required to satisfy statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                        7

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER POLICY VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES

         CHARGE                    WHEN CHARGE IS DEDUCTED                                 AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE       When you pay premium.               5% of each premium payment.

SURRENDER CHARGE*            When you surrender your policy      RATE PER $1,000 OF THE INITIAL SPECIFIED AMOUNT:
                             for its full cash surrender
                             value, or the policy lapses,        MINIMUM: $2.35 -- Female, Standard Nonsmoker, Age 15; Male,
                             during the first 15 policy years.   Standard Nonsmoker, Age 90

                                                                 MAXIMUM: $35.77 -- Female, Standard Nonsmoker, Age 70; Male,
                                                                 Standard Nonsmoker, Age 70

                                                                 REPRESENTATIVE INSURED: $18.6949 -- Female, Preferred Nonsmoker,
                                                                 Age 55; Male, Standard Nonsmoker, Age 55

PARTIAL SURRENDER CHARGE     When you surrender part of the      The lesser of:
                             value of your policy.
                                                                 -  $25; or

                                                                 -  2% of the amount surrendered.

TRANSFER CHARGE              Upon transfer, if we impose a       MAXIMUM: Up to $25 per transfer in excess of five.
                             limit of five transfers per year
                             by mail or phone per policy         CURRENT: No charge.
                             year.

FEES FOR EXPRESS MAIL AND    When we pay policy proceeds by      -  $15 -- United States
ELECTRONIC FUND TRANSFERS    express mail or electronic fund
OF LOAN PAYMENTS AND         transfer.                           -  $30 -- International
SURRENDERS

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or telephone number shown on the first page of this prospectus.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES

         CHARGE                    WHEN CHARGE IS DEDUCTED                                 AMOUNT DEDUCTED
COST OF INSURANCE CHARGES+   Monthly.                            MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK:

                                                                 MINIMUM: $.00006 -- Female, Standard, Age 15; Female, Standard,
                                                                 Age 15: Duration 1

                                                                 MAXIMUM: $83.33 -- Male, Smoker, Age 85; Male, Smoker,  Age 90:
                                                                 Duration 15

                                                                 REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard Nonsmoker, Age
                                                                 55; Female, Preferred Nonsmoker, Age 55: Duration 1

POLICY FEE                   Monthly.                            MAXIMUM:

                                                                 $20 per month for first 10 policy years; and
                                                                 $7.50 per month for policy years 11+.

                                                                 CURRENT:

                                                                 $20 per month for the first 10 policy years.

+ This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or telephone number shown on the first page of this prospectus.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                        8

         CHARGE                    WHEN CHARGE IS DEDUCTED                                 AMOUNT DEDUCTED
ADMINISTRATIVE CHARGE+       Monthly.                            MONTHLY RATE PER $1,000 OF INITIAL SPECIFIED AMOUNT:

                                                                 GUARANTEED:

                                                                 Years 1-10 $.07
                                                                 Years 11+ $.02

                                                                 CURRENT:                      YOUNGEST INSURED'S AGE
                                                                                  PER $1,000 OF INITIAL SPECIFIED AMOUNT PER MONTH

                                                                                                15-39     40-59     60+
                                                                                                -----     -----     ----
                                                                 Years 1-10                     $.04      $.05      $.06
                                                                 Years 11+                      $.00      $.00      $.00

                                                                 REPRESENTATIVE INSUREDS: Male, Standard Nonsmoker, Age 55;
                                                                 Female, Preferred, Nonsmoker, Age 55
                                                                 Years 1-10 $.07
                                                                 Years 11+ $.02

MORTALITY AND EXPENSE        Daily.                              GUARANTEED:
RISK CHARGE
                                                                 -  .90% of the average daily net asset value of the subaccounts for all policy years.

                                                                 CURRENT:

                                                                 -  .90% of the average daily net asset value of the subaccounts for policy years 1-10; and

                                                                 -  .45% of the average daily net asset value of the subaccounts for policy years 11+.

INTEREST RATE ON LOANS       Charged daily and due at the end    GUARANTEED: 6% per year.
                             of the policy year.
                                                                 CURRENT:

                                                                 -   6% for policy years 1-10;

                                                                 -   4% for policy years 11+.

FOUR-YEAR TERM INSURANCE     Monthly.                            MONTHLY RATE PER $1,000 OF THE COST OF INSURANCE AMOUNT:
RIDER (FYT)+**
                                                                 MINIMUM: $.00006 -- Female, Standard, Age 15; Female, Standard,
                                                                 Age 15; Duration 1

                                                                 GUARANTEED: $18.51 -- Male, Smoker, Age 90; Male, Smoker,
                                                                 Age 85: Duration 4

                                                                 REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard Nonsmoker,
                                                                 Age 55; Female, Preferred Nonsmoker, Age 55: Duration 1

POLICY SPLIT OPTION RIDER    Monthly.                            Monthly rate is $.06 per $1,000 of the current base policy
(PSO)                                                            specified amount plus the STR specified amount.

SURVIVOR TERM RIDER          Monthly.                            MONTHLY RATE PER $1,000 OF THE COST OF INSURANCE AMOUNT:
(STR)+***
                                                                 MINIMUM: $.00006 -- Female, Standard Nonsmoker, Age 15; Female,
                                                                 Standard Nonsmoker, Age 15; Duration 1

                                                                 MAXIMUM: $83.33 -- Male, Smoker, Age 75; Male, Smoker, Age 75;
                                                                 Duration 25

                                                                 REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard Nonsmoker, Age
                                                                 55; Female, Preferred Nonsmoker, Age 55; Duration 1

  + This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or telephone number shown on the first page of this prospectus.
 ** This rider will terminate if one of the following circumstances occurs: (1) four-year policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.
*** The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                       MINIMUM                       MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                        .55%(17)                      1.65%(17)


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                   GROSS TOTAL
                                                                        MANAGEMENT       12B-1          OTHER        ANNUAL
                                                                           FEES          FEES         EXPENSES      EXPENSES
AIM V.I. Capital Appreciation Fund, Series I Shares                         .61%            --            .30%          .91%(1)
AIM V.I. Capital Development Fund, Series I Shares                          .75             --            .35          1.10(1)
AIM V.I. Core Equity Fund, Series I Shares                                  .61             --            .30           .91(1)
American Century(R) VP International, Class I                              1.27             --             --          1.27(2)
American Century(R) VP Value, Class I                                       .93             --             --           .93(2)
Calvert Variable Series, Inc. Social Balanced Portfolio                     .70             --            .21           .91(3)
Credit Suisse Trust - Mid-Cap Growth Portfolio                              .90             --            .43          1.33(4)
Credit Suisse Trust - Small Cap Growth Portfolio                            .90             --            .20          1.10(5)
Fidelity(R) VIP Growth & Income Portfolio Service Class                     .47            .10            .13           .70(6)
Fidelity(R) VIP Mid Cap Portfolio Service Class                             .57            .10            .14           .81(6)
Fidelity(R) VIP Overseas Portfolio Service Class                            .72            .10            .19          1.01(6)
FTVIPT Franklin Real Estate Fund - Class 2                                  .48            .25            .02           .75(7),(8)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                   .53            .25            .18           .96(8),(9)
FTVIPT Templeton Foreign Securities Fund - Class 2                          .68            .25            .19          1.12(9)
Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                            .75             --            .22           .97(10)
Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                 .70             --            .08           .78(10),(11)
Goldman Sachs VIT Mid Cap Value Fund                                        .80             --            .08           .88(10)
Janus Aspen Series Global Technology Portfolio: Service Shares              .64            .25            .07           .96(12)
Janus Aspen Series International Growth Portfolio: Service Shares           .64            .25            .04           .93(12)
Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                 .64            .25            .01           .90(12)
Lazard Retirement International Equity Portfolio                            .75            .25            .29          1.29(13)
MFS(R) Investors Growth Stock Series - Service Class                        .75            .25            .11          1.11(14),(15)
MFS(R) New Discovery Series - Service Class                                 .90            .25            .11          1.26(14),(15)
Putnam VT High Yield Fund - Class IB Shares                                 .67            .25            .12          1.04(5)
Putnam VT International New Opportunities Fund - Class IB Shares           1.00            .25            .26          1.51(16)
Putnam VT New Opportunities Fund - Class IA Shares                          .60             --            .09           .69(5)
Putnam VT Vista Fund - Class IB Shares                                      .65            .25            .14          1.04(5)
RiverSource(SM) Variable Portfolio - Balanced Fund                          .59            .13            .08           .80(17)
(previously AXP(R) Variable Portfolio - Managed Fund)
RiverSource(SM) Variable Portfolio - Cash Management Fund                   .51            .13            .08           .72(17)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                  .60            .13            .10           .83(17)
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund         .64            .13            .11           .88(17)
(previously Variable Portfolio - Diversified Equity Income Fund)
RiverSource(SM) AXP(R) Variable Portfolio - Emerging Markets Fund          1.11            .13            .42          1.65(17),(18)
(previously AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund)


    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       10

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                   GROSS TOTAL
                                                                        MANAGEMENT       12B-1          OTHER        ANNUAL
                                                                           FEES          FEES         EXPENSES      EXPENSES
RiverSource(SM) Variable Portfolio - Global Bond Fund                         .83%         .13%           .14%         1.10%(17)
(previously AXP(R) Variable Portfolio - Global Bond Fund)
RiverSource(SM) Variable Portfolio - Growth Fund                              .55          .13            .18           .86(17)
(previously AXP(R) Variable Portfolio - Growth Fund)
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                     .62          .13            .09           .84(17)
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RiverSource(SM) AXP(R) Variable Portfolio - International Opportunity Fund    .75          .13            .12          1.00(17),(18)
(previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                    .65          .13            .08           .86(17)
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                   .53          .13            .06           .72(17)
(previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                       .29          .13            .13           .55(17),(18)
(previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund)     .61          .13            .10           .84(17)
(previously AXP(R) Variable Portfolio - Short Duration U.S. Government Fund)
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                 .85          .13            .14          1.12(17)
(previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
RiverSource(SM)  Variable Portfolio - Strategy Aggressive Fund                .51          .13            .08           .72(17)
(previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Royce Micro-Cap Portfolio                                                    1.25           --            .09          1.34(5)
Third Avenue Value Portfolio                                                  .90           --            .31          1.21(5)
Wanger International Small Cap                                               1.17           --            .19          1.36(19)
Wanger U.S. Smaller Companies                                                 .92           --            .08          1.00(20)

(1) Figures shown in the table are for the year ended Dec. 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006. Effective Jan. 1, 2005 through June 30, 2006, the adviser has contractually agreed to waive a portion of its advisory fees to the extent that total expenses exceed 1.09% for AIM V.I. Capital Development Fund, Series I Shares average daily net assets.

(2) Based on expenses incurred by the Fund, as stated in the most recent shareholder report. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(3) Expenses are based on expenses for the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor, to the Subadvisers, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(4) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust - Mid-Cap Growth Portfolio (.82%, 0%, .43% and 1.25%).

(5) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004.

(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.78% for Fidelity(R) VIP Mid Cap Portfolio Service Class and 0.97% for Fidelity(R) VIP Overseas Portfolio Service Class. These offsets may be discontinued at any time.

(7)   The Fund administration fee is paid indirectly through the management fee.

(8) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(9) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.04%) and 0.92% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and (0.05%) and 1.07% for FTVIPT Templeton Foreign Securities Fund - Class 2.


    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       11

(10) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2004. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.11% for Goldman Sachs VIT CORE(SM) Small Cap Equity Fund, 0.16% for Goldman Sachs VIT CORE(SM) U.S. Equity Fund and 0.25% for Goldman Sachs VIT Mid Cap Value Equity Fund of the Fund's average daily net assets. The Investment Adviser for Goldman Sachs VIT CORE(SM) Small Cap Equity and Goldman Sachs VIT CORE(SM) U.S. Equity Fund have contractually agreed to maintain these expense limitations through June 30, 2005. The Investment Adviser for Goldman Sachs VIT Mid Cap Value Fund may waive or modify the expense limitation for the Fund, at its discretion, at anytime. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse the Investment Adviser for prior fiscal year expense reimbursements, if any.

(11) Effective June 1, 2004, the Investment Adviser voluntarily agreed to waive a portion of its management fee for Goldman Sachs VIT CORE(SM) U.S. Equity Fund, equal to an annual percentage rate of 0.05% of the Fund's average daily net assets. Management fee waiver for the period ended Dec. 31, 2004 was 0.03%.

(12) Fees and expenses shown were determined based on net assets as of the fiscal year ended Dec. 31, 2004, restated to reflect reductions in the Portfolios' management fees effective July 1, 2004. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(13) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

(14) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(15) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent and may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. Any such expense reductions are not reflected in the table. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.25% for New Discovery Series.

(16) Reflects a contractual obligation to waive fees through Dec. 31, 2005, to the extent total expenses exceed 1.50% for Putnam VT International New Opportunities Fund - Class IB Shares.

(17) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(18) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(19) In accordance with the terms of the Assurance of Discontinuance entered into by certain affiliates of the Fund's adviser with the New York Attorney General on Feb. 9, 2005, the management fee has been restated to reflect a waiver by the adviser of a portion of the management fees for the Fund so that those fees are retained at the following rates: 1.15% of net assets up to $100 million; 1.00% of the next $150 million; and 0.95% of net assets in excess of $250 million. The fee waiver was instituted Feb. 10, 2005 retroactive to Dec. 1, 2004. On March 9, 2005, the investment advisory agreement was amended to contractually reduce the management fee to reflect the above-noted rates. If the fee waiver had not been implemented as noted above, actual expenses of the Fund would be as follows: management fee, 1.17%; other expenses, 0.19%; and total operating expenses, 1.36%.

(20) In accordance with the terms of the Assurance of Discontinuance entered into by certain affiliates of the Fund's adviser with the New York Attorney General on Feb. 9, 2005, the management fee has been restated to reflect a waiver by the adviser of a portion of the management fees for the Fund so that those fees are retained at the following rates: 0.99% of net assets up to $100 million; 0.94% of the next $150 million; and 0.89% of net assets in excess of $250 million. The fee waiver was instituted Feb. 10, 2005 retroactive to Dec. 1, 2004. On March 9, 2005, the investment advisory agreement was amended to contractually reduce the management fee to reflect the above-noted rates. If the fee waiver had not been implemented as noted above, actual expenses of the Fund would be as follows: management fee, 0.92%; other expenses, 0.08%; and total operating expenses, 1.00%.


COMPENSATION DISCLOSURE

We and/or our affiliates may receive compensation when you allocate premiums or policy value to subaccounts which invest in the funds listed in the table above. The amount of this compensation varies by fund, may be significant and may create potential conflicts of interest. For example, the amount of compensation potentially available under a compensation arrangement may influence our decision on which funds to include or retain in the policy (see "The Variable Account and the Funds -- The funds"). This compensation is in addition to any revenues we receive from the charges you pay when buying, owning and surrendering the policy.

This compensation may be paid to us and/or our affiliates from various sources including:

o fund assets (but only for those funds with 12b-1 plans as disclosed in the table above. See the fund's prospectus for details about these plans. Because 12b-1 fees are paid out of fund assets on an on-going basis, policy owners who select subaccounts investing in funds that have adopted 12b-1 plans may pay more than policy owners who select subaccounts investing in funds that have not adopted 12b-1 plans);

o    assets of the fund's adviser, subadviser or an affiliate of either;

o    assets of the fund's distributor or an affiliate.

In accordance with applicable laws, regulations and the terms of the agreements under which such compensation is paid, we or our affiliates may receive this compensation for various purposes including:

o compensating, training and educating sales representatives who sell the policies;

o activities or services we or our affiliates provide which assist in the promotion and distribution of the policies including the funds available under the policies;

o advertising, printing and mailing sales literature, printing and distributing prospectuses and reports;

o furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD);

o subaccounting, transaction processing, recordkeeping and administrative services.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges compensate us for:

o    providing the insurance benefits of the policy;

o    issuing the policy;

o    administering the policy;

o    assuming certain risks in connection with the policy; and

o    distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also may compensate us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy;

3. the administrative charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

o you do not specify the accounts from which the monthly deduction is to be taken; or

o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-85, DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 85," "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION

1. Cost of insurance: the cost of providing the death benefit under your policy.

The cost of insurance for a policy month is calculated as: [a X (b - c)]

where:

    (a) IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

        We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.

    (b) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

    (c) IS THE POLICY VALUE on the monthly date. At this point, the policy fee, the administrative charge, and any charges have reduced the policy value for optional riders;

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

2. POLICY FEE: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

3. ADMINISTRATIVE CHARGE: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $.05 and for insurance ages 60 and over, the rate is $.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distributing and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.

4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Operating Expenses.")

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55, qualifying for preferred nonsmoker rates. We assume the specified amount to be $1,000,000.

            LAPSE OR SURRENDER                              MAXIMUM
           AT BEGINNING OF YEAR                        SURRENDER CHARGE
                    1                                     $18,694.85
                    2                                      18,694.85
                    3                                      18,694.85
                    4                                      18,694.85
                    5                                      18,694.85
                    6                                      18,694.85
                    7                                      16,825.36
                    8                                      14,955.88
                    9                                      13,086.39
                   10                                      11,372.70
                   11                                       9,347.42
                   12                                       7,477.94
                   13                                       5,608.45
                   14                                       3,738.97
                   15                                       1,869.48
                   16                                           0.00

The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $1,000,000 and the insureds are male, insurance age 55, qualifying for standard nonsmoker rates and a female, insurance age 55, qualifying for preferred nonsmoker rates, the youngest insured's rate is $21.0979 and the oldest insured's rate is $0.8861. The maximum surrender charge is $1,000 multiplied by $21.0979 multiplied by $0.8861,which equals $18,694.85.

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

o MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

o EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

TRANSFER CHARGE

We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

o    cost of insurance charges;

o    administrative charges;

o    surrender charges;

o    cost of optional insurance benefits;

o    policy fees;

o    mortality and expense risk charges; and

o annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS LIFE

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

We conduct a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.

We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       15

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o FUND SELECTION: We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include compensation we and our affiliates may receive from a fund's investment adviser, subadviser, distributor or an affiliate. This compensation benefits us and our affiliates (see "Distribution of the Policy"). The amount of this compensation differs by fund and depending on the amount of average daily net assets invested in a particular fund, this compensation may be significant. For example, the compensation we receive from affiliates of funds other than the RiverSource(SM) Variable Portfolio Funds (previously AXP(R) Variable Portfolio Funds) currently ranges up to 0.50% of the average daily net assets invested in the fund through this policy and other contracts we or our affiliates issue. This compensation is in addition to any revenues we receive from the charges you pay when buying, owning and surrendering the policy (see "Fee Tables").

o ALLOCATION OF PREMIUMS AND POLICY VALUE: Premiums and policy value you allocate to subaccounts investing in any of the RiverSource(SM) Variable Portfolio Funds are generally more profitable for us and our affiliates. For example, we may receive compensation from our affiliates in connection with premiums and policy value you allocate to the RiverSource(SM) Variable Portfolio Funds that exceed the range disclosed in the previous paragraph for the funds our affiliates do not manage. This may influence recommendations your sales representative makes regarding whether you should invest in the policy, and whether you should allocate premiums or policy value to a particular subaccount.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       16

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

-------------------------- ------------------------------------------ -----------------------
FUND                       INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
-------------------------- ------------------------------------------ -----------------------
AIM V.I. Capital           Growth of capital. Invests principally     A I M Advisors, Inc.
Appreciation Fund,         in common stocks of companies likely to
Series I Shares            benefit from new or innovative products,
                           services or processes as well as those
                           with above-average growth and excellent
                           prospects for future growth. The fund
                           can invest up to 25% of its total assets
                           in foreign securities that involve risks
                           not associated with investing solely in
                           the United States.
-------------------------- ------------------------------------------ -----------------------
AIM V.I. Capital           Long-term growth of capital. Invests       A I M Advisors, Inc.
Development Fund, Series   primarily in securities (including
I Shares                   common stocks, convertible securities
                           and bonds) of small- and medium-sized
                           companies. The fund may invest up to 25%
                           of its total assets in foreign
                           securities.
-------------------------- ------------------------------------------ -----------------------
AIM V.I. Core Equity       Growth of capital. Invests normally at     A I M Advisors, Inc.
Fund, Series I Shares      least 80% of its net assets, plus the
                           amount of any borrowings for investment
                           purposes, in equity securities,
                           including convertible securities of
                           established companies that have
                           long-term above-average growth in
                           earnings and dividends and growth
                           companies that are believed to have the
                           potential for above-average growth in
                           earnings and dividends. The Fund may
                           invest up to 25% of its total assets in
                           foreign securities.
-------------------------- ------------------------------------------ -----------------------
American Century(R) VP     Capital growth, with income as a           American Century
International, Class I     secondary objective. Invests primarily     Investment
                           in stocks of growing foreign companies     Management, Inc.
                           in developed countries.
-------------------------- ------------------------------------------ -----------------------
American Century(R) VP     Capital growth, with income as a           American Century
Value, Class I             secondary objective. Invests primarily     Investment
                           in stocks of companies that management     Management, Inc.
                           believes to be undervalued at the time
                           of purchase.
-------------------------- ------------------------------------------ -----------------------
Calvert Variable Series,   Income and capital growth. Invests         Calvert Asset
Inc. Social Balanced       primarily in stocks, bonds and money       Management Company,
Portfolio                  market instruments which offer income      Inc. (CAMCO),
                           and capital growth opportunity and which   investment adviser.
                           satisfy the investment and social          SsgA Funds
                           criteria.                                  Management, Inc. and
                                                                      New Amsterdam
                                                                      Partners, LLP are the
                                                                      investment
                                                                      subadvisers.
-------------------------- ------------------------------------------ -----------------------
Credit Suisse Trust -      Maximum capital appreciation. Invests in   Credit Suisse Asset
Mid-Cap Growth Portfolio   equity securities of "mid-cap" growth      Management, LLC
                           companies with growth characteristics
                           such as positive earnings and potential
                           for accelerated growth.
-------------------------- ------------------------------------------ -----------------------
Credit Suisse Trust -      Capital growth. Invests in equity          Credit Suisse Asset
Small Cap Growth           securities of small U.S. growth            Management, LLC
Portfolio                  companies which are either developing or
                           older companies in a growth stage, or
                           are providing products or services with
                           a high-unit volume growth rate.
-------------------------- ------------------------------------------ -----------------------
Fidelity(R) VIP Growth &   Seeks high total return through a          Fidelity Management &
Income Portfolio Service   combination of current income and          Research Company
Class                      capital appreciation. Normally invests a   (FMR), investment
                           majority of assets in common stocks with   manager; FMR U.K.,
                           a focus on those that pay current          FMR Far East,
                           dividends and show potential for capital   sub-investment
                           appreciation. May invest in bonds,         advisers.
                           including lower-quality debt securities,
                           as well as stocks that are not currently
                           paying dividends, but offer prospects
                           for future income or capital
                           appreciation. Invests in domestic and
                           foreign issuers. The Fund invests in
                           either "growth" stocks or "value" stocks
                           or both.
-------------------------- ------------------------------------------ -----------------------

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       17

-------------------------- ------------------------------------------ -----------------------
FUND                       INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
-------------------------- ------------------------------------------ -----------------------
Fidelity(R) VIP Mid Cap    Long-term growth of capital. Allocates     FMR, investment
Portfolio Service Class    assets across different market sectors     manager; FMR U.K.,
                           and maturities. Normally invests           FMR Far East,
                           primarily in common stocks. Normally       sub-investment
                           invests at least 80% of assets in          advisers.
                           securities of companies with medium
                           market capitalizations. May invest in
                           companies with smaller or larger market
                           capitalizations. Invests in domestic and
                           foreign issuers. The Fund invests in
                           either "growth" or "value" common stocks
                           or both.
-------------------------- ------------------------------------------ -----------------------
Fidelity(R) VIP Overseas   Long-term growth of capital. Normally      FMR, investment
Portfolio Service Class    invests primarily in common stocks of      manager; FMR U.K.,
                           foreign securities. Normally invests at    FMR Far East,
                           least 80% of assets in non-U.S.            Fidelity
                           securities.                                International
                                                                      Investment Advisors
                                                                      (FIIA) and FIIA U.K.,
                                                                      sub-investment
                                                                      advisers.
-------------------------- ------------------------------------------ -----------------------
FTVIPT Franklin Real       Capital appreciation, with current         Franklin Advisers,
Estate Fund - Class 2      income as a secondary goal. The Fund       Inc.
                           normally invests at least 80% of its net
                           assets in investments of companies
                           operating in the real estate sector.
-------------------------- ------------------------------------------ -----------------------
FTVIPT Franklin Small      Long-term total return. The Fund           Franklin Advisory
Cap Value Securities       normally invests at least 80% of its net   Services, LLC
Fund - Class 2             assets in investments of small
                           capitalization companies, and invests
                           primarily to predominantly in equity
                           securities. For this Fund,
                           small-capitalization companies are those
                           with market capitalization values not
                           exceeding $2.5 billion, at the time of
                           purchase.
-------------------------- ------------------------------------------ -----------------------
FTVIPT Templeton Foreign   Long-term capital growth. The Fund         Templeton Investment
Securities Fund - Class 2  normally invests at least 80% of its net   Counsel, LLC
                           assets in investments of issuers located
                           outside the U.S., including those in
                           emerging markets.
-------------------------- ------------------------------------------ -----------------------
Goldman Sachs VIT          Seeks long-term growth of capital. The     Goldman Sachs Asset
CORE(SM) Small Cap         Fund invests, under normal                 Management, L.P.
Equity Fund                circumstances, at least 95% of its net
                           assets plus any borrowings for
CORE(SM) is a registered   investment purposes (measured at time or
service mark of Goldman,   purchase) in a broadly diversified
Sachs & Co.                portfolio of equity investments in
                           small-cap U.S. issuers, including
                           foreign issuers that are traded in the
                           United States. However, it is currently
                           anticipated that, under normal
                           circumstances the Fund will invest at
                           least 95% of its net assets in such
                           equity investments. These issuers will
                           have public stock market capitalizations
                           (based upon shares available for trading
                           on an unrestricted basis) within the
                           range of the market capitalization of
                           companies constituting the Russell 2500
                           Index at the time of investment. The
                           Fund is not required to limit its
                           investments to securities in the Russell
                           2000 Index. In addition, if the market
                           capitalization of a company held by the
                           Fund moves outside this range, the Fund
                           may, but is not required to sell, the
                           securities. The capitalization range of
                           the Russell 2000 Index is currently
                           between $68 million and $2.4 billion.
-------------------------- ------------------------------------------ -----------------------


    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       18

-------------------------- ------------------------------------------ -----------------------
FUND                       INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
-------------------------- ------------------------------------------ -----------------------
Goldman Sachs VIT          Seeks long-term growth of capital and      Goldman Sachs Asset
CORE(SM) U.S. Equity       dividend income. The Fund invests, under   Management, L.P.
Fund CORE(SM) is a         normal circumstances, at least 95% of
registered service mark    its total assets (not including
of Goldman, Sachs & Co.    securities lending collateral and any
                           investment of that collateral) measured
                           at time of purchase in a diversified
                           portfolio of equity investments in U.S.
                           issuers, including foreign companies
                           that are traded in the United States.
                           The Fund's investments are selected
                           using both a variety of quantitative
                           techniques and fundamental research in
                           seeking to maximize the Fund's expected
                           return, while maintaining risk, style,
                           capitalization and industry
                           characteristics similar to the S&P 500
                           Index. The Fund seeks a broad
                           representation in most major sectors of
                           the U.S. economy and a portfolio
                           consisting of companies with average
                           long-term earnings growth expectations
                           and dividend yields. The Fund is not
                           required to limit its investments to
                           securities in the S&P 500.
-------------------------- ------------------------------------------ -----------------------
Goldman Sachs VIT Mid      The Goldman Sachs VIT Mid Cap Value Fund   Goldman Sachs Asset
Cap Value Fund             seeks long-term capital appreciation.      Management, L.P.
                           The Fund invests, under normal
                           circumstances, at least 80% of its net
                           assets plus any borrowing for investment
                           purposes (measured at time of purchase)
                           in a diversified portfolio of equity
                           investments in mid-capitalization
                           issuers within the range of the market
                           capitalization of companies constituting
                           the Russell Midcap Value Index at the
                           time of investments. If the market
                           capitalization of a company held by the
                           Fund moves outside this range, the Fund
                           may, but is not required to sell the
                           securities. The capitalization range of
                           the Russell Midcap Value Index is
                           currently between $276 million and $14.9
                           billion. Although the Fund will invest
                           primarily in publicly traded U.S.
                           securities, it may invest up to 25% of
                           its net assets in foreign securities of
                           issuers in emerging countries, and
                           securities quoted in foreign currencies.
-------------------------- ------------------------------------------ -----------------------
Janus Aspen Series         Long-term growth of capital.               Janus Capital
Global Technology          Non-diversified mutual fund that
Portfolio: Service Shares  invests, under normal circumstances, at least 80% of its net assets in
                           securities of companies that the
                           portfolio manager believes will benefit
                           significantly from advances or
                           improvements in technology. It
                           implements this policy by investing
                           primarily in equity securities of U.S.
                           and foreign companies selected for their
                           growth potential.
-------------------------- ------------------------------------------ -----------------------
Janus Aspen Series         Long-term growth of capital. Invests,      Janus Capital
International Growth       under normal circumstances, at least 80%
Portfolio: Service Shares  of its net assets in securities of issuers from at least five different
                           countries, excluding the United States.
                           Although the Portfolio intends to invest
                           substantially all of its assets in
                           issuers located outside the United
                           States, it may at times invest in U.S.
                           issuers and under unusual circumstances,
                           it may invest all of its assets in fewer
                           than five countries or even a single
                           country.
-------------------------- ------------------------------------------ -----------------------

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       19

-------------------------- ------------------------------------------ -----------------------
FUND                       INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
-------------------------- ------------------------------------------ -----------------------
Janus Aspen Series Mid     Seeks long-term growth of capital.         Janus Capital
Cap Growth Portfolio:      Invests, under normal circumstances, at
Service Shares             least 80% of its net assets in equity
                           securities of mid-sized companies whose
                           market capitalization falls, at the time
                           of initial purchase, in the 12-month
                           average of the capitalization ranges of
                           the Russell Midcap Growth Index.
-------------------------- ------------------------------------------ -----------------------
Lazard Retirement          Long-term capital appreciation. Invests    Lazard Asset
International Equity       primarily in equity securities,            Management, LLC
Portfolio                  principally common stocks, of relatively
                           large non-U.S. companies with market
                           capitalizations in the range of the
                           Morgan Stanley Capital International
                           (MSCI) Europe, Australia and Far East
                           (EAFE(R)) Index that the Investment
                           Manager believes are undervalued based
                           on their earnings, cash flow or asset
                           values.
-------------------------- ------------------------------------------ -----------------------
MFS(R) Investors Growth    Long-term growth of capital and future     MFS Investment
Stock Series - Service     income. Invests at least 80% of its net    Management(R)
Class                      assets in common stocks and related
                           securities of companies which MFS(R)
                           believes offer better than average
                           prospects for long-term growth.
-------------------------- ------------------------------------------ -----------------------
MFS(R) New Discovery       Capital appreciation. Invests at least     MFS Investment
Series - Service Class     65% of its net assets in equity            Management(R)
                           securities of emerging growth companies.
-------------------------- ------------------------------------------ -----------------------
Putnam VT High Yield       High current income. Capital growth is a   Putnam Investment
Fund - Class IB Shares     secondary goal when consistent with        Management, LLC
                           achieving high current income. The fund
                           pursues its goal by investing mainly in
                           bonds that (i) are obligations of U.S.
                           companies, (ii) are below
                           investment-grade in quality (junk bonds)
                           and (iii) have intermediate to long-term
                           maturities (three years or longer).
                           Under normal circumstances, the fund
                           invests at least 80% of its net assets
                           in securities rated below
                           investment-grade.
-------------------------- ------------------------------------------ -----------------------
Putnam VT International    Long-term capital appreciation. The fund   Putnam Investment
New Opportunities Fund -   pursues its goal by investing mainly in    Management, LLC
Class IB Shares            common stocks of companies outside the
                           United States. The fund invests mainly
                           in growth stocks.
-------------------------- ------------------------------------------ -----------------------
Putnam VT New              Long-term capital appreciation. The fund   Putnam Investment
Opportunities Fund -       pursues its goal by investing mainly in    Management, LLC
Class IA Shares            common stocks of U.S. companies with a
                           focus on growth stocks.
-------------------------- ------------------------------------------ -----------------------
Putnam VT Vista Fund -     Capital appreciation. The fund pursues     Putnam Investment
Class IB Shares            its goal by investing mainly in common     Management, LLC
                           stocks of U.S. companies, with a focus
                           on growth stocks.
-------------------------- ------------------------------------------ -----------------------

RiverSource(SM) Variable   Maximum total investment return through    RiverSource
Portfolio - Balanced       a combination of capital growth and        Investments, LLC
Fund                       current income. Invests primarily in a     (RiverSource
                           combination of common and preferred        Investments)
(previously AXP(R)         stocks, bonds and other debt securities.
Variable Portfolio -
Managed Fund)
-------------------------- ------------------------------------------ -----------------------


    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       20

-------------------------- ------------------------------------------ -----------------------
FUND                       INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
-------------------------- ------------------------------------------ -----------------------
RiverSource(SM) Variable   Maximum current income consistent with     RiverSource
Portfolio - Cash           liquidity and stability of principal.      Investments
Management Fund            Invests primarily in money market
                           instruments, such as marketable debt
(previously AXP(R)         obligations issued by corporations or
Variable Portfolio -       the U.S. government or its agencies,
Cash Management Fund)      bank certificates of deposit, bankers'
                           acceptances, letters of credit, and
                           commercial paper, including asset-backed
                           commercial paper.
-------------------------- ------------------------------------------ -----------------------
RiverSource(SM) Variable   High level of current income while         RiverSource
Portfolio - Diversified    attempting to conserve the value of the    Investments
Bond Fund                  investment and continuing a high level
                           of income for the longest period of
(previously AXP(R)         time. Under normal market conditions,
Variable Portfolio -       the Fund invests at least 80% of its net
Diversified Bond Fund)     assets in bonds and other debt
                           securities. At least 50% of the Fund's
                           net assets will be invested in
                           securities like those included in the
                           Lehman Brothers Aggregate Bond Index,
                           which are investment grade and
                           denominated in U.S. dollars. The Index
                           includes securities issued by the U.S.
                           government, corporate bonds, and
                           mortgage- and asset-backed securities.
                           Although the Fund emphasizes high- and
                           medium-quality debt securities, it will
                           assume some credit risk to achieve
                           higher yield and/or capital appreciation
                           by buying lower-quality bonds.
-------------------------- ------------------------------------------ -----------------------
RiverSource(SM) Variable   High level of current income and, as a     RiverSource
Portfolio - Diversified    secondary goal, steady growth of           Investments
Equity Income Fund         capital. Under normal market conditions,
                           the Fund invests at least 80% of its net
(previously AXP(R)         assets in dividend-paying common and
Variable Portfolio -       preferred stocks.
Diversified Equity
Income Fund)
-------------------------- ------------------------------------------ -----------------------
RiverSource(SM) Variable   Long-term capital growth. Under normal     RiverSource
Portfolio - Emerging       market conditions, the Fund invests at     Investments, adviser;
Markets Fund               least 80% of its net assets in equity      Threadneedle
                           securities of emerging market companies.   International
(previously AXP(R)                                                    Limited, an indirect
Variable Portfolio -                                                  wholly-owned
Threadneedle Emerging                                                 subsidiary of AEFC,
Markets Fund)                                                         subadviser.
-------------------------- ------------------------------------------ -----------------------
RiverSource(SM) Variable   High total return through income and       RiverSource
Portfolio - Global Bond    growth of capital. Non-diversified         Investments
Fund                       mutual fund that invests primarily in
                           debt obligations of U.S. and foreign
(previously AXP(R)         issuers. Under normal market conditions,
Variable Portfolio -       the Fund invests at least 80% of its net
Global Bond Fund)          assets in investment-grade corporate or
                           government debt obligations including
                           money market instruments of issuers
                           located in at least three different
                           countries.
-------------------------- ------------------------------------------ -----------------------
RiverSource(SM) Variable   Long-term capital growth. Invests          RiverSource
Portfolio - Growth Fund    primarily in common stocks that appear     Investments
                           to offer growth opportunities.
(previously AXP(R)
Variable Portfolio -
Growth Fund)
-------------------------- ------------------------------------------ -----------------------


    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       21

-------------------------- ------------------------------------------ -----------------------
FUND                       INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
-------------------------- ------------------------------------------ -----------------------
RiverSource(SM) Variable   High current income, with capital growth   RiverSource
Portfolio - High Yield     as a secondary objective. Under normal     Investments
Bond Fund                  market conditions, the Fund invests at
                           least 80% of its net assets in
(previously AXP(R)         high-yielding, high-risk corporate bonds
Variable Portfolio -       (junk bonds) issued by U.S. and foreign
High Yield Bond Fund)      companies and governments.
-------------------------- ------------------------------------------ -----------------------
RiverSource(SM) Variable   Capital appreciation. Invests primarily    RiverSource
Portfolio -                in equity securities of foreign issuers    Investments, adviser;
International              that offer strong growth potential.        Threadneedle
Opportunity Fund                                                      International
                                                                      Limited, an indirect
(previously AXP(R)                                                    wholly-owned
Variable Portfolio -                                                  subsidiary of AEFC,
Threadneedle                                                          subadviser.
International Fund)
-------------------------- ------------------------------------------ -----------------------
RiverSource(SM) Variable   Capital appreciation. Under normal         RiverSource
Portfolio - Large Cap      market conditions, the Fund invests at     Investments
Equity Fund                least 80% of its net assets in equity
                           securities of companies with market
(previously AXP(R)         capitalization greater than $5 billion
Variable Portfolio -       at the time of purchase.
Large Cap Equity Fund )
-------------------------- ------------------------------------------ -----------------------
RiverSource(SM) Variable   Long-term growth of capital. Invests       RiverSource
Portfolio - New            primarily in common stocks showing         Investments
Dimensions Fund(R)         potential for significant growth.

(previously AXP(R)
Variable Portfolio - New
Dimensions Fund(R))
-------------------------- ------------------------------------------ -----------------------
RiverSource(SM) Variable   Long-term capital appreciation.            RiverSource
Portfolio - S&P 500        Non-diversified mutual fund that invests   Investments
Index Fund                 primarily in securities of
                           large-capitalization stocks of U.S.
(previously AXP(R)         companies that are expected to provide
Variable Portfolio - S&P   investment results that correspond to
500 Index Fund)            the performance of the S&P 500(R) Index.
-------------------------- ------------------------------------------ -----------------------
RiverSource(SM) Variable   A high level of current income and         RiverSource
Portfolio - Short          safety of principal consistent with an     Investments
Duration U.S. Government   investment in U.S. government and
Fund                       government agency securities. Under
                           normal market conditions, at least 80%
(previously AXP(R)         of the Fund's net assets are invested in
Variable Portfolio -       securities issued or guaranteed as to
Short Duration U.S.        principal and interest by the U.S.
Government Fund)           government, its agencies or
                           instrumentalities.
-------------------------- ------------------------------------------ -----------------------
RiverSource(SM) Variable   Long-term capital growth. Under normal     RiverSource
Portfolio - Small Cap      market conditions, at least 80% of the     Investments, adviser;
Advantage Fund             Fund's net assets are invested in equity   Kenwood Capital
                           securities of companies with market        Management LLC,
(previosly AXP(R)          capitalization of up to $2 billion or      subadviser.
Variable Portfolio -       that fall within the range of the
Small Cap Advantage Fund)  Russell 2000(R) Index at the time of investment.
-------------------------- ------------------------------------------ -----------------------


    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       22

-------------------------- ------------------------------------------ -----------------------
FUND                       INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
-------------------------- ------------------------------------------ -----------------------
RiverSource(SM) Variable   Capital appreciation. Under normal         RiverSource
Portfolio - Strategy       market conditions, at least 65% of the     Investments
Aggressive Fund            Fund's total assets are invested in
                           equity securities.
(previously AXP(R)
Variable Portfolio -
Strategy Aggressive Fund)
-------------------------- ------------------------------------------ -----------------------

Royce Micro-Cap Portfolio  Long-term growth of capital. Invests       Royce & Associates,
                           primarily in a broadly diversified         LLC
                           portfolio of equity securities issued by
                           micro-cap companies (companies with
                           stock market capitalizations below $500
                           million).
-------------------------- ------------------------------------------ -----------------------
Third Avenue Value         Long-term capital appreciation. Invests    Third Avenue
Portfolio                  primarily in common stocks of well         Management LLC
                           financed, well managed companies at a
                           substantial discount to what the Adviser
                           believes is their intrinsic value.
-------------------------- ------------------------------------------ -----------------------
Wanger International       Long-term growth of capital. Invests       Columbia Wanger Asset
Small Cap                  primarily in stocks of companies based     Management, L.P.
                           outside the U.S. with market
                           capitalizations of less than $3 billion
                           at time of initial purchase.
-------------------------- ------------------------------------------ -----------------------
Wanger U.S. Smaller        Long-term growth of capital. Invests       Columbia Wanger Asset
Companies                  primarily in stocks of small- and          Management, L.P.
                           medium-size U.S. companies with market
                           capitalizations of less than $5 billion
                           at time of initial purchase.
-------------------------- ------------------------------------------ -----------------------

PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or,

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource(SM) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. These reallocations will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       23

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

o    select a specified amount of insurance;

o    select a death benefit option;

o    designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

AGE LIMIT: In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges".)

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       24

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-85, DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

ALLOCATION OF PREMIUMS: Until the policy date, we hold any premiums in the fixed account, and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

PURCHASING YOUR POLICY: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

o    interest credited; minus

o the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

o any portion of the monthly deduction for the coming month that is allocated to the fixed account.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       25

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o    additional net premiums allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial surrenders and partial surrender fees;

o    surrender charges; and/or

o    monthly deductions.

Accumulation unit values will fluctuate due to:

o    changes in underlying fund net asset value;

o    fund dividends distributed to the subaccounts;

o    fund capital gains or losses;

o    fund operating expenses; and

o    mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

o    premium payments;

o    loan requests and repayments;

o    surrender requests; and

o    transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       26

POLICY VALUE CREDITS

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year 2 while the policy is in force.

The policy value credit will be applied, as long as:

o    the sum of premiums paid, minus

o    partial surrenders, minus

o    outstanding indebtedness, equals or exceeds

o    $500,000

Currently, the policy credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis as well as lower the policy credit percentage down to 0% at any time.

The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have premiums paid in of $500,000 or more.

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

DEATH BENEFIT GUARANTEES

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following two DBG options:

DEATH BENEFIT GUARANTEE TO AGE 85

If you wish to pay a lower premium and are satisfied to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 85 (or 15 policy years, if later) regardless of investment performance, you should pay at least the DBG-85 premiums.

The DBG-85 provides that your policy will remain in force until the youngest insured reaches attained insurance age 85 (or 15 policy years, if later) even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-85 will remain in effect, as long as:

o    the sum of premiums paid; minus

o    partial surrenders; minus

o    outstanding indebtedness; equals or exceeds

o    the DBG-85 premiums due since the policy date.

The DBG-85 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-85 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-85 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-85 cannot be reinstated.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       27

DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

o    the sum of premiums paid; minus

o    partial surrenders; minus

o    outstanding indebtedness; equals or exceeds

o    the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-85 will be in effect. If the DBG-85 and the DBG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

NOTE: In Massachusetts and Texas, the DBG-85 and DBG-100 are not available.

GRACE PERIOD

If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the DBGs nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

o    a written request;

o evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

o payment of a premium that will keep the policy in force for at least three months (one month in Virginia);

o payment of the monthly deductions that were not collected during the grace period; and

o    payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Georgia, Oklahoma, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement (except in Virginia) to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

For two years (18 months in Maryland) after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       28

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o    the specified amount; or

o    the applicable percentage of the policy value.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o    the policy value plus the specified amount; or

o    the applicable percentage of policy value.

EXAMPLES                                                            OPTION 1       OPTION 2
Specified amount                                                   $1,000,000     $1,000,000
Policy value                                                       $   50,000     $   50,000
Death benefit                                                      $1,000,000     $1,050,000
Policy value increases to                                          $   80,000     $   80,000
Death benefit                                                      $1,000,000     $1,080,000
Policy value decreases to                                          $   30,000     $   30,000
Death benefit                                                      $1,000,000     $1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit amount will be the greater of:

o    the policy value on the death benefit valuation date; or

o    the policy value at the youngest insured's attained insurance age 100.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

o Monthly deduction because the cost of insurance charges depends upon the specified amount.

o    Minimum monthly premium.

o    Charges for certain optional insurance benefits.

The surrender charge will not be affected.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to decrease the specified amount at any time.

DECREASES: After the first policy year, you may decrease the specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

o Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

o    Charges for certain optional insurance benefits may decrease.

o    The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

o    the policy value on the date of death; plus

o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

o    the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

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Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

o    requiring transfer requests to be submitted only by first-class U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o    not accepting telephone or electronic transfer requests;

o    requiring a minimum time period between each transfer;

o    not accepting transfer requests of an agent acting under power of attorney;

o    limiting the dollar amount that you may transfer at any one time; or

o    suspending the transfer privilege.

Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm policy owners.

IN ADDITION TO THE MARKET TIMING POLICY WE APPLY TO DISCOURAGE FREQUENT TRANSFERS AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT, THE FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE POLICY MAY HAVE ADOPTED THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing, it is possible that the underlying fund's policy might cause us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the policy may also be offered to other intermediaries including unaffiliated insurance company separate accounts. Even if we are able to implement a fund's market timing policies, there can be no guarantee that other eligible purchasers of the fund's shares will be able to do so, and the returns of that fund could be adversely affected.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT WHETHER A PARTICULAR UNDERLYING FUND HAS ADOPTED A MARKET TIMING POLICY, WHAT THAT POLICY IS IF ONE HAS BEEN ADOPTED, AND THE RISKS THAT MARKET TIMING POSES TO THAT FUND, SEE THAT FUND'S PROSPECTUS.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       31

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FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

o    For automated transfers -- $50.

From the fixed account to a subaccount:

o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

o    For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

o    None.

From the fixed account to a subaccount:

o    Entire fixed account balance minus any outstanding indebtedness.

CHARGE FOR TRANSFERS

You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than five transfers by mail or telephone per policy year. In addition to transfers by mail or phone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.

AUTOMATED TRANSFER POLICIES

o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

o The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

o Automated transfers are subject to all policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The charge for transfers provision above does not apply to automated transfers.)

o    You may make automated transfers by choosing a schedule we provide.

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AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                             NUMBER
                                                            AMOUNT        ACCUMULATION      OF UNITS
                                            MONTH          INVESTED        UNIT VALUE       PURCHASED
By investing an equal number
of dollars each month ...                    Jan             $100             $20              5.00

                                             Feb              100              18              5.56

you automatically buy more                   Mar              100              17              5.88
units when the per unit market
price is low ...                   ---->     Apr              100              15              6.67

                                             May              100              16              6.25

                                             June             100              18              5.56

                                             July             100              17              5.88

                                             Aug              100              19              5.26
and fewer units when the per
unit market price is high.         ---->     Sept             100              21              4.76

                                             Oct              100              20              5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.

ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the charge for transfers provision above.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       33

POLICY LOANS

You may borrow against your policy by written or telephone request ("See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exception -- see "Deferral of Payments, "under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

o In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

o    In all other states, 90% of the policy value minus surrender charges.

o    For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-85, the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       34

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

o A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

o A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

o A partial surrender may terminate the DBG-85, the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

o If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

o If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number (TIN)* when you request a transfer, loan or partial surrender.

1 BY MAIL

Regular mail:
IDS LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:
IDS LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

* Failure to provide a Social Security Number or TIN may result in mandatory tax withholding on the taxable portion of the distribution.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       35

2 BY PHONE

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (TOLL FREE)

TTY service for the hearing impaired:
(800) 258-8846 (TOLL FREE)

o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

o    you surrender the policy; or

o    the last surviving insured dies; or

o    the youngest insured attains insurance age 100.

With certain exceptions, we may deposit a lump sum death benefit payment into a Membership Banking Interest-Checking account on your beneficiary's behalf, unless your beneficiary elects otherwise. This checking account is issued by our affiliate, American Express Bank, FSB and is FDIC insured up to $100,000. Your beneficiary will receive a checkbook to provide access to the death benefit payment. We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum, deposited into a Membership Banking Interest-Checking account or first placed under a payment option).

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, we must make payments under all options to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10, or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o    the payment includes a premium payment check that has not cleared;

o    the NYSE is closed, except for normal holiday and weekend closings;

o    trading on the NYSE is restricted, according to SEC rules;

o an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

o the SEC permits us to delay payments for the protection of security holders.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       36

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the IRS currently interprets them. Both the laws and their interpretation may change.

As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code.

DIVERSIFICATION AND INVESTOR CONTROL: Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable policies and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the policy owner would be currently taxed on income earned within the policy. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.

IDS LIFE'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age
59 1/2.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       37

SOURCE OF PROCEEDS                                TAXABLE PORTION OF PRE-DEATH PROCEEDS
--------------------------------------------------------------------------------------------------------------------
NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                                   Amount received plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings generated in the policy -- earnings in policy cash value and earnings
                                                  previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon surrender of the policy.

Lapse:                                            Any outstanding indebtedness minus your investment in the
                                                  policy.(1) You will be taxed on any earnings generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon lapse of the policy.

Partial surrenders:                               Generally, if the amount received is greater than your investment in the policy,(1) the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments:                     None.(2)

MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                                   Amount received plus any indebtedness, minus your investment in the policy.(1)

Lapse:                                            Any outstanding indebtedness minus your investment in the
                                                  policy.(1)

Partial surrenders:                               Lesser of:
                                                  -  the amount received; or
                                                  -  policy value minus your investment in the policy.(1)

Policy loans and assignments:                     Lesser of:
                                                  -  the amount of the loan/assignment; or
                                                  -  policy value minus your investment in the policy.(1)

PAYMENT OPTIONS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT CONTRACTS):      OPTION A FOR PRE-DEATH PROCEEDS: Taxed as full surrender (and may be subject to additional 10% penalty tax if modified
                                                  endowment contracts). Interest taxed (and not subject to
                                                  additional 10% penalty tax).

                                                  OPTIONS B AND C FOR PRE-DEATH PROCEEDS: Portion of each payment taxed and portion considered a return on investment in the policy(1) and not taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10% penalty tax if modified endowment contracts). Payments made after the investment in the policy(1)
                                                  is fully recovered are taxed. If the policy is a modified
                                                  endowment contract, those payments may be subject to an
                                                  additional 10% penalty tax.

(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2) However, should the policy later be surrendered or lapsed with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       38

MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

o ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

o ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.

REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

o    the distribution occurs after the owner attains age 59 1/2;

o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

POLICY SPLIT OPTION RIDER: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.

INTEREST PAID ON POLICY LOANS: If the loan is used for personal purposes, such interest is not tax-deductible. Other rules may apply if the loan is used for trade or business or investment purposes, or if a business or a corporation owns the policy.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       39

OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. The estate tax is repealed in 2010, and unless Congress acts by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.

On July 6, 1983, the Supreme Court held in NORRIS V. ARIZONA GOVERNING COMMITTEE that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.

SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.

In Treasury Decision (T.D.) 9092, the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non--wner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Code Section 79), executive bonus arrangements (Code Section
162) or key-person plans.

MUTUALLY EXCLUSIVE REGIMES

In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.

I. ECONOMIC BENEFIT SPLIT DOLLAR -- "For these arrangements, the owner of the life insurance contract is treated as providing economic benefits to the non--wner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non--wner" (T.D. 9092) IRS Regulation Section 1.61-22(d) provides that the possible economic benefit provided to the non--wner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non--wner, and (3) the transfer of the policy to the non--wner.

Under IRS Regulation Section 1.61-22(d)(2), in addition to the amount of any current life insurance protection provided to the non--wner, the owner and the non--wner must also account fully and consistently for the amount of policy cash value to which the non--wner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non--wner (to the extent not actually taken into account for a prior taxable year).

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non--wner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under IRS Regulation Section 1.7872-15, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non--wner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non--wner to the owner;
(ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non--wner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       40

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to IRS Section 7872. If the split dollar loan provides for sufficient interest, then, except as provided in IRS Section 7872, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under IRS Sections 1271 and 1275). In general, interest on a split dollar loan is not deductible by the borrower.

TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non--wner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax advisers.

DISTRIBUTION OF THE POLICY

We are the sole distributor of the policy. We pay our sales representative commissions of up to 81% of the initial target premium (annualized) when the policy is sold, plus up to 3.1% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we pay our sales representative a service fee of 0.13% or less of the policy value, less indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.

We may utilize other or additional compensation plans with certain sales representatives, including compensation plans that pay the sales representatives additional compensation when sales representatives achieve volume goals we set. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest for the sales representatives.

The above commissions and service fees compensate our sales representative for selling and servicing the policy. These commissions do not change depending on which subaccounts you choose to allocate your premiums. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below. Our sales representative may be required to return sales commissions under certain circumstances including, but not limited to, if a policy owner returns the policy under the free look period.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of policies may help sales representatives and/or their field leaders qualify for such benefits.

SOURCES OF PAYMENTS TO SALES REPRESENTATIVES

o We pay the commissions and other compensation described above from our assets.

o    Our assets may include:

     -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

     -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "Annual Operating Expenses of the Funds");

     -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds--The funds--Fund selection"); and

     -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

     -- fees and expenses we collect from policy owners, including surrender charges; and

     -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICT OF INTEREST

Our compensation arrangements with sales representatives can potentially give sales representatives a heightened financial incentive to sell you the policy offered in this prospectus over other alternative investments which may pay the sales representatives lower compensation. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the policy.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       41

LEGAL PROCEEDINGS


The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, generally including suitability, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sale of B shares. IDS Life and its subsidiaries have received requests for information and have been contacted by regulatory authorities concerning its practices and cooperating fully with these inquiries.

IDS Life and its subsidiaries are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on IDS Life's consolidated financial condition, results of operation or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

o Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

o    Cost of insurance charges;

o    Administrative charges;

o    Policy fees;

o    Mortality and expense risk charges; and

o    Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

o    Current charges in all years illustrated; and

o    Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       42

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 0.99% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $17,000 is paid in full at the beginning of each policy year. Results would differ if:

o    Premiums were not paid in full at the beginning of each policy year;

o    Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       43

ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,000,000               MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER      CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                           FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER    ANNUAL PREMIUM $17,000
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
          ACCUMULATED          DEATH BENEFIT                          POLICY VALUE                     CASH SURRENDER VALUE
END OF    WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST     ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%        0%          6%          12%            0%         6%         12%           0%          6%         12%
------------------------------------------------------------------------------------------------------------------------------------
   1      $   17,850  $1,000,000  $1,000,000 $ 1,000,000     $ 14,982  $   15,923  $   16,864     $     --  $       --  $        --
   2          36,593   1,000,000   1,000,000   1,000,000       29,610      32,428      35,359       10,916      13,733       16,664
   3          56,272   1,000,000   1,000,000   1,000,000       43,877      49,523      55,633       25,182      30,828       36,938
   4          76,936   1,000,000   1,000,000   1,000,000       57,773      67,219      77,854       39,079      48,524       59,159
   5          98,633   1,000,000   1,000,000   1,000,000       71,287      85,521     102,200       52,592      66,826       83,505

   6         121,414   1,000,000   1,000,000   1,000,000       84,408     104,438     128,872       67,582      87,613      112,047
   7         145,335   1,000,000   1,000,000   1,000,000       97,116     123,971     158,086       82,160     109,015      143,130
   8         170,452   1,000,000   1,000,000   1,000,000      109,397     144,127     190,086       96,310     131,041      177,000
   9         196,824   1,000,000   1,000,000   1,000,000      121,226     164,904     225,137      110,009     153,688      213,920
  10         224,515   1,000,000   1,000,000   1,000,000      132,579     186,302     263,533      123,231     176,954      254,186

  15         385,177   1,000,000   1,000,000   1,000,000      189,271     313,742     534,868      189,271     313,742      534,868
  20         590,227   1,000,000   1,000,000   1,053,281      230,809     464,712     984,375      230,809     464,712      984,375
  25         851,929   1,000,000   1,000,000   1,817,942      246,702     643,409   1,731,374      246,702     643,409    1,731,374
  30       1,185,933   1,000,000   1,000,000   3,102,749      200,428     860,621   2,954,999      200,428     860,621    2,954,999
  35       1,612,217   1,000,000   1,214,620   5,207,583       10,691   1,156,781   4,959,602       10,691   1,156,781    4,959,602

  40       2,156,276          --   1,545,435   8,340,770           --   1,530,134   8,258,188           --   1,530,134    8,258,188
  45       2,850,648          --   2,019,621  13,855,343           --   2,019,621  13,855,343           --   2,019,621   13,855,343

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       44

ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,000,000               MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER      GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                           FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER      ANNUAL PREMIUM $17,000
------------------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
         ACCUMULATED              DEATH BENEFIT                       POLICY VALUE                    CASH SURRENDER VALUE
END OF   WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST         ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%           0%          6%           12%         0%         6%          12%           0%         6%          12%
------------------------------------------------------------------------------------------------------------------------------------
   1    $   17,850     $1,000,000  $1,000,000  $ 1,000,000   $ 14,725   $ 15,657   $    16,590    $     --   $     --   $        --
   2        36,593      1,000,000   1,000,000    1,000,000     29,055     31,838        34,735      10,360     13,143        16,040
   3        56,272      1,000,000   1,000,000    1,000,000     42,976     48,543        54,568      24,282     29,848        35,873
   4        76,936      1,000,000   1,000,000    1,000,000     56,472     65,768        76,239      37,777     47,073        57,544
   5        98,633      1,000,000   1,000,000    1,000,000     69,519     83,506        99,906      50,824     64,811        81,211

   6       121,414      1,000,000   1,000,000    1,000,000     82,088    101,743       125,738      65,263     84,918       108,913
   7       145,335      1,000,000   1,000,000    1,000,000     94,140    120,454       153,916      79,184   $105,498       138,960
   8       170,452      1,000,000   1,000,000    1,000,000    105,618    139,599       184,629      92,531    126,512       171,543
   9       196,824      1,000,000   1,000,000    1,000,000    116,450    159,122       218,076     105,233    147,905       206,859
  10       224,515      1,000,000   1,000,000    1,000,000    126,558    178,962       254,484     117,210    169,615       245,137

  15       385,177      1,000,000   1,000,000    1,000,000    166,511    284,609       496,565     166,511    284,609       496,565
  20       590,227      1,000,000   1,000,000    1,000,000    165,901    383,290       881,455     165,901    383,290       881,455
  25       851,929      1,000,000   1,000,000    1,595,301     68,343    440,362     1,519,334      68,343    440,362     1,519,334
  30     1,185,933             --   1,000,000    2,643,722         --    373,159     2,517,831          --    373,159     2,517,831
  35     1,612,217             --          --    4,231,020         --         --     4,029,543          --         --     4,029,543

  40     2,156,276             --          --    6,472,895         --         --     6,408,806          --         --     6,408,806
  45     2,850,648             --          --   10,479,833         --         --    10,479,833          --         --    10,479,833

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       45

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later). This feature is in effect if you meet certain premium payment requirements (except in Massachusetts and Texas).

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) PREMIUM: The premium required to keep the DBG-85 in effect. The DBG-85 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (except in Massachusetts and Texas).

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT VALUATION DATE: The date of the last surviving insured's death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured's death.

FIXED ACCOUNT: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entities to which, or individuals to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
                                       46

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

o Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

o Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:

     -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.

     -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.

o    On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that IDS Life expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

    RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

[RiverSource Insurance LOGO]


IDS Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

      Additional information about IDS Life Variable Life Separate Account (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                           IDS Life Insurance Company
            70100 Ameriprise Financial Center, Minneapolis, MN 55474
                                 (800) 862-7919
                           riversource.com/investments

  You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC,
              450 Fifth Street, N.W., Washington, D.C. 20549-0102.

                      Investment Company Act File #811-4298

             (C)2005 Ameriprise Financial, Inc. All rights reserved.

S-6202 G (10/05)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                  RIVERSOURCE(SM) SINGLE PREMIUM VARIABLE LIFE
                                  (AXP - SPVL)

                 RIVERSOURCE(SM) SUCCESSION SELECT VARIABLE LIFE
                          INSURANCE (SUCCESSION SELECT)

                  RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE (VUL)

              RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE III (VUL III)

               RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE IV (VUL IV)

               RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE IV - ESTATE
                              SERIES (VUL IV - ES)


                                  OCT. 3, 2005


ISSUED BY:   IDS LIFE INSURANCE COMPANY (IDS LIFE)
             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             Website address: riversource.com

             IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Variable Life Separate Account is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

TABLE OF CONTENTS

INFORMATION ABOUT IDS LIFE                                                 P.  3
Ownership                                                                  p.  3
State Regulation                                                           p.  3
Reports                                                                    p.  3
Rating Agencies                                                            p.  3
PRINCIPAL UNDERWRITER                                                      P.  4
THE VARIABLE ACCOUNT                                                       P.  4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES                 P.  5
Additional Information on Payment Options for AXP - SPVL,
Succession Select, VUL, VUL III, VUL IV and VUL IV - ES                    p.  5
Additional Information on Underwriting for AXP - SPVL                      p.  6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                              P. 10
FINANCIAL INFORMATION

CORPORATE REORGANIZATION


On Feb. 1, 2005 American Express Company (American Express) announced plans to purse a spin off to American Express shareholders of American Express Financial Corporation. The separation of the American Express Financial Corporation from American Express was completed on Sept. 30, 2005. American Express Financial Corporation is now Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial and its subsidiaries, including IDS Life Insurance Company, are no longer affiliated with American Express.


                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

INFORMATION ABOUT IDS LIFE

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

We conduct a conventional life insurance business in the District of Columbia and all states except New York. Our wholly owned subsidiary, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.

We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.

OWNERSHIP

We are a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION

We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us refer to the American Express website at americanexpress.com or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:

A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength. Fitch -- Rates insurance companies for their claims-paying ability. Moody's -- Rates insurance companies for their financial strength.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

PRINCIPAL UNDERWRITER

We serve as the principal underwriter of the policy, which we offer on a continuous basis. We are registered with the Securities and Exchange Commission
(SEC) under the Securities Exchange Act of 1934 as a broker-dealer and we are a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives.


We currently pay underwriting commissions for our role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in our role as principal underwriter for the variable account has been: 2004: $57,026,951; 2003: $39,181,124; and 2002: $37,418,102. We retain no underwriting commission from the sale of the policy.


THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR AXP - SPVL, SUCCESSION SELECT, VUL, VUL III, VUL IV AND VUL IV - ES

AXP SPVL

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                    PAYMENT PERIOD                       MONTHLY PAYMENT PER $1,000
                       (YEARS)                             PLACED UNDER OPTION B
                          10                                        $9.61
                          15                                         6.87
                          20                                         5.51
                          25                                         4.71
                          30                                         4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.


We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                             LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------
AGE        BEGINNING             5 YEARS          10 YEARS          15 YEARS
PAYEE       IN YEAR           MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65           2005            $ 5.28   $ 4.68   $ 5.16   $ 4.63   $ 4.96   $ 4.54
             2010              5.19     4.61     5.08     4.57     4.90     4.49
             2015              5.11     4.55     5.01     4.51     4.84     4.43
             2020              5.03     4.49     4.94     4.45     4.78     4.39
             2025              4.95     4.43     4.87     4.40     4.73     4.34
             2030              4.88     4.38     4.81     4.35     4.68     4.30
70           2005              6.15     5.37     5.88     5.26     5.49     5.07
             2010              6.03     5.28     5.79     5.18     5.42     5.00
             2015              5.92     5.19     5.70     5.10     5.36     4.94
             2020              5.81     5.10     5.61     5.03     5.30     4.88
             2025              5.71     5.03     5.53     4.96     5.24     4.83
             2030              5.61     4.95     5.45     4.89     5.18     4.77
75           2005              7.30     6.36     6.74     6.09     6.01     5.67
             2010              7.14     6.23     6.63     5.99     5.95     5.60
             2015              6.99     6.10     6.52     5.89     5.90     5.54
             2020              6.84     5.99     6.42     5.79     5.84     5.47
             2025              6.71     5.88     6.32     5.71     5.78     5.41
             2030              6.58     5.78     6.23     5.62     5.73     5.35
85           2005             10.68     9.65     8.52     8.14     6.73     6.64
             2010             10.45     9.41     8.44     8.04     6.72     6.62
             2015             10.22     9.19     8.36     7.93     6.70     6.59
             2020             10.00     8.98     8.27     7.83     6.68     6.57
             2025              9.79     8.78     8.19     7.74     6.67     6.54
             2030              9.60     8.59     8.11     7.64     6.65     6.52

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

ADDITIONAL INFORMATION ON UNDERWRITING FOR AXP - SPVL

For certain insurance ages, if the amount of the initial single premium does not exceed limits we establish, we may deem your answers to certain medical questions on the application to constitute satisfactory evidence of insurability of the person whose life you propose to insure. We call this process "simplified underwriting." If simplified underwriting is not available, either because of the insurance age of the proposed insured, or because the amount of the initial single premium exceeds our limits, full underwriting in accordance with our underwriting rules and procedures is required. Because we offer simplified underwriting under certain circumstances in connection with the policy, it is possible that the costs of insurance for this policy may be higher for a healthy insured than the cost of insurance rates under other policies we offer which require full underwriting.

SUCCESSION SELECT

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                    PAYMENT PERIOD       MONTHLY PAYMENT PER $1,000
                        (YEARS)             PLACED UNDER OPTION B
                          10                        $9.61
                          15                         6.87
                          20                         5.51
                          25                         4.71
                          30                         4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.


We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex (no sex requirement in Montana) and age of the payee on that date.

OPTION C TABLE

                             LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------
AGE        BEGINNING             5 YEARS          10 YEARS          15 YEARS
PAYEE       IN YEAR           MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65            2005           $ 5.28   $ 4.68   $ 5.16   $ 4.63   $ 4.96   $ 4.54
              2010             5.19     4.61     5.08     4.57     4.90     4.49
              2015             5.11     4.55     5.01     4.51     4.84     4.43
              2020             5.03     4.49     4.94     4.45     4.78     4.39
              2025             4.95     4.43     4.87     4.40     4.73     4.34
              2030             4.88     4.38     4.81     4.35     4.68     4.30
70            2005             6.15     5.37     5.88     5.26     5.49     5.07
              2010             6.03     5.28     5.79     5.18     5.42     5.00
              2015             5.92     5.19     5.70     5.10     5.36     4.94
              2020             5.81     5.10     5.61     5.03     5.30     4.88
              2025             5.71     5.03     5.53     4.96     5.24     4.83
              2030             5.61     4.95     5.45     4.89     5.18     4.77
75            2005             7.30     6.36     6.74     6.09     6.01     5.67
              2010             7.14     6.23     6.63     5.99     5.95     5.60
              2015             6.99     6.10     6.52     5.89     5.90     5.54
              2020             6.84     5.99     6.42     5.79     5.84     5.47
              2025             6.71     5.88     6.32     5.71     5.78     5.41
              2030             6.58     5.78     6.23     5.62     5.73     5.35
85            2005            10.68     9.65     8.52     8.14     6.73     6.64
              2010            10.45     9.41     8.44     8.04     6.72     6.62
              2015            10.22     9.19     8.36     7.93     6.70     6.59
              2020            10.00     8.98     8.27     7.83     6.68     6.57
              2025             9.79     8.78     8.19     7.74     6.67     6.54
              2030             9.60     8.59     8.11     7.64     6.65     6.52

VUL

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                    PAYMENT PERIOD             MONTHLY PAYMENT PER $1,000
                       (YEARS)                    PLACED UNDER OPTION B
                           5                             $18.32
                          10                              10.06
                          15                               7.34
                          20                               6.00
                          25                               5.22
                          30                               4.72

We will furnish monthly amounts for other payment periods at your request, without charge.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

  CALENDAR YEAR                       CALENDAR YEAR
OF PAYEE'S BIRTH     ADJUSTMENT     OF PAYEE'S BIRTH     ADJUSTMENT
  Before 1920            0             1945-1949             6
    1920-1924            1             1950-1959             7
    1925-1929            2             1960-1969             8
    1930-1934            3             1970-1979             9
    1935-1939            4             1980-1989            10
    1940-1944            5            After 1989            11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                             LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------
                                10 YEARS          15 YEARS          20 YEARS
ADJUSTED AGE PAYEE            MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
50                           $ 4.22   $ 3.89   $ 4.17   $ 3.86   $ 4.08   $ 3.82
55                             4.62     4.22     4.53     4.18     4.39     4.11
60                             5.14     4.66     4.96     4.57     5.71     4.44
65                             5.81     5.22     5.46     5.05     5.02     4.79
70                             6.61     5.96     5.96     5.60     5.27     5.12
75                             7.49     6.89     6.38     6.14     5.42     5.35

VUL III

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                    PAYMENT PERIOD             MONTHLY PAYMENT PER $1,000
                       (YEARS)                   PLACED UNDER OPTION B
                          10                              $9.61
                          15                               6.87
                          20                               5.51
                          25                               4.71
                          30                               4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR                         CALENDAR YEAR
OF PAYEE'S BIRTH      ADJUSTMENT     OF PAYEE'S BIRTH     ADJUSTMENT
Before 1920               0             1945-1949             6
1920-1924                 1             1950-1959             7
1925-1929                 2             1960-1969             8
1930-1934                 3             1970-1979             9
1935-1939                 4             1980-1989            10
1940-1944                 5            After 1989            11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                             LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------
                                 10 YEARS         15 YEARS          20 YEARS
ADJUSTED AGE PAYEE             MALE    FEMALE   MALE    FEMALE    MALE    FEMALE
50                            $ 4.22   $ 3.89  $ 4.17   $ 3.86   $ 4.08   $ 3.82
55                              4.62     4.22    4.53     4.18     4.39     4.11
60                              5.14     4.66    4.96     4.57     5.71     4.44
65                              5.81     5.22    5.46     5.05     5.02     4.79
70                              6.61     5.96    5.96     5.60     5.27     5.12
75                              7.49     6.89    6.38     6.14     5.42     5.35

VUL IV/VUL IV - ES

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                    PAYMENT PERIOD             MONTHLY PAYMENT PER $1,000
                       (YEARS)                    PLACED UNDER OPTION B
                          10                              $9.61
                          15                               6.87
                          20                               5.51
                          25                               4.71
                          30                               4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                             LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------
AGE        BEGINNING             5 YEARS          10 YEARS          15 YEARS
PAYEE       IN YEAR           MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65           2005            $ 5.28   $ 4.68   $ 5.16   $ 4.63   $ 4.96   $ 4.54
             2010              5.19     4.61     5.08     4.57     4.90     4.49
             2015              5.11     4.55     5.01     4.51     4.84     4.43
             2020              5.03     4.49     4.94     4.45     4.78     4.39
             2025              4.95     4.43     4.87     4.40     4.73     4.34
             2030              4.88     4.38     4.81     4.35     4.68     4.30
70           2005              6.15     5.37     5.88     5.26     5.49     5.07
             2010              6.03     5.28     5.79     5.18     5.42     5.00
             2015              5.92     5.19     5.70     5.10     5.36     4.94
             2020              5.81     5.10     5.61     5.03     5.30     4.88
             2025              5.71     5.03     5.53     4.96     5.24     4.83
             2030              5.61     4.95     5.45     4.89     5.18     4.77
75           2005              7.30     6.36     6.74     6.09     6.01     5.67
             2010              7.14     6.23     6.63     5.99     5.95     5.60
             2015              6.99     6.10     6.52     5.89     5.90     5.54
             2020              6.84     5.99     6.42     5.79     5.84     5.47
             2025              6.71     5.88     6.32     5.71     5.78     5.41
             2030              6.58     5.78     6.23     5.62     5.73     5.35
85           2005             10.68     9.65     8.52     8.14     6.73     6.64
             2010             10.45     9.41     8.44     8.04     6.72     6.62
             2015             10.22     9.19     8.36     7.93     6.70     6.59
             2020             10.00     8.98     8.27     7.83     6.68     6.57
             2025              9.79     8.78     8.19     7.74     6.67     6.54
             2030              9.60     8.59     8.11     7.64     6.65     6.52

The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402), independent registered public accounting firm, as stated in their report appearing herein.


FINANCIAL INFORMATION


Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2004 and 2003, and for each of the three years in the period ended Dec. 31, 2004, and the individual financial statements of the segregated asset subaccounts of the IDS Life Variable Life Separate Account - American Express Single Premium Variable Life, IDS Life Variable Life Separate Account - American Express(R) Succession Select Variable Life Insurance, IDS Life Variable Life Separate Account - American Express(R) Variable Universal Life, IDS Life Variable Life Separate Account - American Express(R) Variable Universal Life III and IDS Life Variable Life Separate Account - American Express(R) Variable Universal Life IV/American Express(R) Variable Universal Life IV - Estate Series at Dec. 31, 2004, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 71 segregated asset subaccounts of IDS Life Variable Life Separate Account, referred to in Note 1, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life Variable Life Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life Variable Life Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 71 segregated asset subaccounts of IDS Life Variable Life Separate Account, referred to in
Note 1, at December 31, 2004, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                               /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 31, 2005

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
DECEMBER 31, 2004                                            CASH MGMT       DIV BOND      DIV EQ INC     EQ SELECT     GLOBAL BOND
ASSETS
Investments, at value(1),(2)                                $ 84,180,591   $123,843,384   $147,954,758   $  3,819,934   $ 23,042,057
Dividends receivable                                             107,062        465,002             --             --         65,016
Accounts receivable from IDS Life
  for contract purchase payments                                      --         63,025        190,873          1,838          6,126
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  84,287,653    124,371,411    148,145,631      3,821,772     23,113,199
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                64,298         93,606        110,187          2,866         17,254
    Minimum death benefit guarantee risk charge                      177            381             --             --             --
    Contract terminations                                         14,171             35             --             --             --
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 78,646         94,022        110,187          2,866         17,254
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                          $ 84,209,007   $124,277,389   $148,035,444   $  3,818,906   $ 23,095,945
====================================================================================================================================
(1) Investment shares                                         84,210,809     11,632,390     11,417,722        325,978      1,981,993
(2) Investments, at cost                                    $ 84,180,591   $121,966,856   $121,359,275   $  3,387,234   $ 20,977,557
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP        AXP VP          AXP VP         AXP VP         AXP VP
DECEMBER 31, 2004 (CONTINUED)                                   GRO       HI YIELD BOND     LG CAP EQ       MANAGED        NEW DIM
ASSETS
Investments, at value(1),(2)                                $ 31,866,674   $ 58,161,925   $563,041,657   $365,163,279   $152,704,150
Dividends receivable                                                  --        306,025             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   5,764        186,618             --             --             --
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  31,872,438     58,654,568    563,041,657    365,163,279    152,704,150
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                 24,125         43,960        429,314        274,708        116,555
   Minimum death benefit guarantee risk charge                        --             --            650          1,818             --
   Contract terminations                                              --             --        377,828        121,806         57,593
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 24,125         43,960        807,792        398,332        174,148
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                          $ 31,848,313   $ 58,610,608   $562,233,865   $364,764,947   $152,530,002
====================================================================================================================================
(1) Investment shares                                          5,063,073      8,516,111     26,891,918     24,198,305      9,744,105
(2) Investments, at cost                                    $ 31,601,138   $ 54,252,830   $530,550,308   $339,840,345   $156,914,585
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP                        AXP VP         AXP VP         AXP VP
                                                              PTNRS SM        AXP VP         SHORT          SM CAP        STRATEGY
DECEMBER 31, 2004 (CONTINUED)                                  CAP VAL        S&P 500       DURATION         ADV            AGGR
ASSETS
Investments, at value(1),(2)                                $  7,686,063   $ 49,624,646   $ 47,888,776   $ 29,214,666   $  8,453,467
Dividends receivable                                                  --             --        105,988             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   2,855             --         15,205             --             --
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   7,688,918     49,624,646     48,009,969     29,214,666      8,453,467
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                  5,680         37,410         36,101         21,974          6,447
   Minimum death benefit guarantee risk charge                        --             --            285             --             --
   Contract terminations                                              --          3,077              5         93,467          5,202
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,680         40,487         36,391        115,441         11,649
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                          $  7,683,238   $ 49,584,159   $ 47,973,578   $ 29,099,225   $  8,441,818
====================================================================================================================================
(1) Investment shares                                            547,389      6,011,601      4,662,795      2,004,963      1,056,530
(2) Investments, at cost                                    $  7,006,932   $ 43,747,574   $ 48,496,212   $ 23,056,179   $  9,658,316
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP        AXP VP          AIM VI         AIM VI         AIM VI
                                                                THDL          THDL          CAP APPR,      CAP APPR,      CAP DEV,
DECEMBER 31, 2004 (CONTINUED)                                 EMER MKTS       INTL           SER I          SER II         SER I
ASSETS
Investments, at value(1),(2)                                $ 10,509,144   $203,242,075   $ 16,819,999   $  3,619,060   $ 12,858,541
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  27,280             --             --          3,238         26,977
Receivable for share redemptions                                      --             --         32,719          2,671          9,920
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  10,536,424    203,242,075     16,852,718      3,624,969     12,895,438
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                  7,661        154,721         12,817          2,671          9,920
   Minimum death benefit guarantee risk charge                        --             --             --             --             --
   Contract terminations                                              --         21,440         19,902             --             --
Payable for investments purchased                                     --             --             --          3,238         26,977
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  7,661        176,161         32,719          5,909         36,897
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                          $ 10,528,763   $203,065,914   $ 16,819,999   $  3,619,060   $ 12,858,541
====================================================================================================================================
(1) Investment shares                                            909,114     21,077,466        741,296        160,847        875,922
(2) Investments, at cost                                    $  8,715,621   $178,427,293   $ 16,152,561   $  3,324,180   $ 10,430,315
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                              CAP DEV,       CORE EQ,         DYN,         FIN SERV,        TECH,
DECEMBER 31, 2004 (CONTINUED)                                  SER II         SER I          SER I           SER I          SER I
ASSETS
Investments, at value(1),(2)                                $  1,478,477   $315,507,518   $    464,849   $    454,836   $    683,552
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  10,213             --            429            422            430
Receivable for share redemptions                                   1,092        472,115            359            345            526
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,489,782    315,979,633        465,637        455,603        684,508
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                  1,092        244,097            359            345            526
   Minimum death benefit guarantee risk charge                        --             --             --             --             --
   Contract terminations                                              --        228,018             --             --             --
Payable for investments purchased                                 10,213             --            429            422            430
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 11,305        472,115            788            767            956
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                          $  1,478,477   $315,507,518   $    464,849   $    454,836   $    683,552
====================================================================================================================================
(1) Investment shares                                            101,474     13,960,510         34,846         31,132         55,036
(2) Investments, at cost                                    $  1,296,621   $332,877,401   $    398,737   $    408,280   $    608,417
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AB VP          AB VP           AC VP         AC VP          AC VP
                                                             GRO & INC,      INTL VAL,        INTL,          INTL,          VAL,
DECEMBER 31, 2004 (CONTINUED)                                   CL B           CL B           CL I          CL II           CL I
ASSETS
Investments, at value(1),(2)                                $  6,310,501   $  7,834,215   $ 23,817,776   $  3,122,986   $106,532,587
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  12,476         40,527         12,543          4,189         45,083
Receivable for share redemptions                                   4,685          5,736         18,329          2,336         81,714
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   6,327,662      7,880,478     23,848,648      3,129,511    106,659,384
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                  4,685          5,736         18,329          2,336         81,714
   Minimum death benefit guarantee risk charge                        --             --             --             --             --
   Contract terminations                                              --             --             --             --             --
Payable for investments purchased                                 12,476         40,527         12,543          4,189         45,083
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 17,161         46,263         30,872          6,525        126,797
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                          $  6,310,501   $  7,834,215   $ 23,817,776   $  3,122,986   $106,532,587
====================================================================================================================================
(1) Investment shares                                            264,370        471,657      3,240,514        425,475     12,175,153
(2) Investments, at cost                                    $  5,676,964   $  6,451,240   $ 20,508,034   $  2,703,685   $ 83,440,145
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AC VP        CALVERT VS        CS             CS            EG VA
                                                                VAL,          SOCIAL        MID-CAP        SM CAP       FUNDAMENTAL
DECEMBER 31, 2004 (CONTINUED)                                  CL II           BAL            GRO            GRO        LG CAP, CL 2
ASSETS
Investments, at value(1),(2)                                $  9,282,239   $  6,265,718   $  4,200,220   $ 24,490,954   $    890,618
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  16,441          1,544            373             --            136
Receivable for share redemptions                                   6,921          4,795          3,276         45,486            656
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   9,305,601      6,272,057      4,203,869     24,536,440        891,410
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                  6,921          4,795          3,276         19,035            656
   Minimum death benefit guarantee risk charge                        --             --             --             --             --
   Contract terminations                                              --             --             --         26,451             --
Payable for investments purchased                                 16,441          1,544            373             --            136
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 23,362          6,339          3,649         45,486            792
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                          $  9,282,239   $  6,265,718   $  4,200,220   $ 24,490,954   $    890,618
====================================================================================================================================
(1) Investment shares                                          1,062,041      3,347,072        340,650      1,600,716         53,944
(2) Investments, at cost                                    $  8,152,040   $  5,772,627   $  3,635,749   $ 27,528,028   $    824,527
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               FID VIP       FID VIP        FID VIP        FID VIP         FID VIP
                                                             GRO & INC,     GRO & INC,      MID CAP,       MID CAP,       OVERSEAS,
DECEMBER 31, 2004 (CONTINUED)                                  SERV CL      SERV CL 2       SERV CL        SERV CL 2       SERV CL
ASSETS
Investments, at value(1),(2)                                $105,038,053   $ 16,311,903   $174,046,758   $ 21,885,191   $ 33,264,630
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  47,661         20,463        126,347         27,153         88,838
Receivable for share redemptions                                  81,378         12,297        131,843         16,262         25,316
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 105,167,092     16,344,663    174,304,948     21,928,606     33,378,784
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                 81,378         12,297        131,843         16,262         25,316
   Minimum death benefit guarantee risk charge                        --             --             --             --             --
   Contract terminations                                              --             --             --             --             --
Payable for investments purchased                                 47,661         20,463        126,347         27,153         88,838
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                129,039         32,760        258,190         43,415        114,154
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                          $105,038,053   $ 16,311,903   $174,046,758   $ 21,885,191   $ 33,264,630
====================================================================================================================================
(1) Investment shares                                          7,594,942      1,189,781      5,788,053        732,436      1,907,376
(2) Investments, at cost                                    $ 93,646,608   $ 15,197,524   $119,113,201   $ 17,699,786   $ 27,774,829
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              FID VIP        FTVIPT         FTVIPT          FTVIPT        FTVIPT
                                                             OVERSEAS,     FRANK REAL      FRANK SM     MUTUAL SHARES    TEMP FOR
DECEMBER 31, 2004 (CONTINUED)                                SERV CL 2     EST, CL 2     CAP VAL, CL 2    SEC, CL 2     SEC, CL 2
ASSETS
Investments, at value(1),(2)                               $  6,537,364   $ 78,066,858   $  30,765,317  $   2,911,155   $ 55,115,511
Dividends receivable                                                 --             --              --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 12,872         54,650          55,265             --             --
Receivable for share redemptions                                  4,857         59,783          23,140          2,698         49,954
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  6,555,093     78,181,291      30,843,722      2,913,853     55,165,465
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                 4,857         59,783          23,140          2,174         41,892
   Minimum death benefit guarantee risk charge                       --             --              --             --             --
   Contract terminations                                             --             --              --            524          8,062
Payable for investments purchased                                12,872         54,650          55,265             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                17,729        114,433          78,405          2,698         49,954
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                         $  6,537,364   $ 78,066,858   $  30,765,317  $   2,911,155   $ 55,115,511
====================================================================================================================================
(1) Investment shares                                           375,927      2,560,409       1,965,835        174,949      3,840,802
(2) Investments, at cost                                   $  5,720,439   $ 53,578,311   $  22,623,801  $   2,578,624   $ 47,237,549
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                GS VIT        GS VIT         GS VIT         JANUS          JANUS
                                                             CORE SM CAP     CORE U.S.       MID CAP     ASPEN GLOBAL    ASPEN INTL
DECEMBER 31, 2004 (CONTINUED)                                    EQ             EQ             VAL        TECH, SERV     GRO, SERV
ASSETS
Investments, at value(1),(2)                                $ 12,312,965   $ 40,221,320   $104,138,317   $  7,866,085   $ 30,575,440
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   5,839         48,978        143,995             --             --
Receivable for share redemptions                                   9,485         29,776         78,925          7,606         56,785
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  12,328,289     40,300,074    104,361,237      7,873,691     30,632,225
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                  9,485         29,776         78,925          6,123         23,407
   Minimum death benefit guarantee risk charge                        --             --             --             --             --
   Contract terminations                                              --             --             --          1,483         33,378
Payable for investments purchased                                  5,839         48,978        143,995             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 15,324         78,754        222,920          7,606         56,785
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                          $ 12,312,965   $ 40,221,320   $104,138,317   $  7,866,085   $ 30,575,440
====================================================================================================================================
(1) Investment shares                                            855,067      3,238,432      6,815,335      2,215,799      1,134,946
(2) Investments, at cost                                    $  9,578,762   $ 35,410,593   $ 85,160,982   $ 10,279,061   $ 26,592,851
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                            JANUS ASPEN      LAZARD           MFS             MFS           MFS
                                                            MID CAP GRO,     RETIRE      INV GRO STOCK,     NEW DIS,     UTILITIES,
DECEMBER 31, 2004 (CONTINUED)                                   SERV        INTL EQ         SERV CL         SERV CL       SERV CL
ASSETS
Investments, at value(1),(2)                                $ 11,320,288   $ 31,308,757   $ 30,398,128   $ 28,605,085   $    932,095
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --         22,800            738         26,816            375
Receivable for share redemptions                                  11,530         23,775         23,488         22,292            687
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  11,331,818     31,355,332     30,422,354     28,654,193        933,157
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                  8,795         23,775         23,488         22,292            687
   Minimum death benefit guarantee risk charge                        --             --             --             --             --
   Contract terminations                                           2,735             --             --             --             --
Payable for investments purchased                                     --         22,800            738         26,816            375
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 11,530         46,575         24,226         49,108          1,062
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                          $ 11,320,288   $ 31,308,757   $ 30,398,128   $ 28,605,085   $    932,095
====================================================================================================================================
(1) Investment shares                                            446,384      2,635,417      3,254,618      1,944,601         45,871
(2) Investments, at cost                                    $ 11,834,194   $ 25,048,434   $ 29,481,998   $ 26,189,822   $    769,282
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               PIONEER       PIONEER        PUT VT          PUT VT         PUT VT
                                                             EQ INC VCT,     EUROPE     HEALTH SCIENCES,   HI YIELD,      INTL EQ,
DECEMBER 31, 2004 (CONTINUED)                                   CL II       VCT, CL II       CL IB          CL IB          CL IB
ASSETS
Investments, at value(1),(2)                                $  1,567,999   $    127,845   $    995,416   $ 17,974,997   $  2,140,227
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --          1,213          6,550             --
Receivable for share redemptions                                   7,216            150            754         13,665          1,940
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,575,215        127,995        997,383     17,995,212      2,142,167
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                  1,162             95            754         13,665          1,601
   Minimum death benefit guarantee risk charge                        --             --             --             --             --
   Contract terminations                                           6,054             55             --             --            339
Payable for investments purchased                                     --             --          1,213          6,550             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  7,216            150          1,967         20,215          1,940
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                          $  1,567,999   $    127,845   $    995,416   $ 17,974,997   $  2,140,227
====================================================================================================================================
(1) Investment shares                                             75,822         12,246         84,861      2,232,919        145,495
(2) Investments, at cost                                    $  1,385,487   $    109,759   $    911,036   $ 17,077,565   $  1,776,249
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               PUT VT         PUT VT                                       STRONG
                                                           INTL NEW OPP,     NEW OPP,        PUT VT         ROYCE          OPP II,
DECEMBER 31, 2004 (CONTINUED)                                   CL IB         CL IA       VISTA, CL IB     MICRO-CAP     ADVISOR CL
ASSETS
Investments, at value(1),(2)                               $  12,977,353   $218,800,204   $ 12,897,761   $103,546,114   $  2,056,581
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --             --          6,937             --
Receivable for share redemptions                                  24,295        428,932         70,480         79,286          7,494
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  13,001,648    219,229,136     12,968,241    103,632,337      2,064,075
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                  9,904        171,090         10,038         79,286          1,550
   Minimum death benefit guarantee risk charge                        --             --             --             --             --
   Contract terminations                                          14,391        257,842         60,442             --          5,944
Payable for investments purchased                                     --             --             --          6,937             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 24,295        428,932         70,480         86,223          7,494
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                         $  12,977,353   $218,800,204   $ 12,897,761   $103,546,114   $  2,056,581
====================================================================================================================================
(1) Investment shares                                          1,040,686     12,832,857      1,037,632      9,004,010         92,348
(2) Investments, at cost                                   $  11,470,493   $319,724,777   $ 12,822,531   $ 85,017,462   $  1,723,063
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                THIRD         WANGER         WANGER         WF ADV         WF ADV
DECEMBER 31, 2004 (CONTINUED)                                  AVE VAL      INTL SM CAP    U.S. SM CO    ASSET ALLOC     INTL CORE
ASSETS
Investments, at value(1),(2)                                $117,961,095   $ 56,599,547   $ 89,904,243   $  1,563,163   $    516,324
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  23,191             --         92,095            637            475
Receivable for share redemptions                                  90,493         44,724         68,570          1,174            386
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 118,074,779     56,644,271     90,064,908      1,564,974        517,185
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                 90,493         42,458         68,570          1,174            386
   Minimum death benefit guarantee risk charge                        --             --             --             --             --
   Contract terminations                                              --          2,266             --             --             --
Payable for investments purchased                                 23,191             --         92,095            637            475
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                113,684         44,724        160,665          1,811            861
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                          $117,961,095   $ 56,599,547   $ 89,904,243   $  1,563,163   $    516,324
====================================================================================================================================
(1) Investment shares                                          4,769,959      2,223,077      2,865,931        120,521         62,433
(2) Investments, at cost                                    $ 83,099,666   $ 41,442,043   $ 67,306,910   $  1,463,302   $    458,455
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES

                                                                     SEGREGATED
                                                                       ASSET
                                                                     SUBACCOUNT
                                                                    ------------
                                                                       WF ADV
DECEMBER 31, 2004 (CONTINUED)                                        SM CAP GRO
ASSETS
Investments, at value(1),(2)                                        $  1,192,074
Dividends receivable                                                          --
Accounts receivable from IDS Life
  for contract purchase payments                                             758
Receivable for share redemptions                                             912
--------------------------------------------------------------------------------
Total assets                                                           1,193,744
================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                            912
   Minimum death benefit guarantee risk charge                                --
   Contract terminations                                                      --
Payable for investments purchased                                            758
--------------------------------------------------------------------------------
Total liabilities                                                          1,670
--------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                                  $  1,192,074
================================================================================
(1) Investment shares                                                    151,857
(2) Investments, at cost                                            $  1,030,065
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             AXP VP          AXP VP         AXP VP         AXP VP         AXP VP
YEAR ENDED DECEMBER 31, 2004                                CASH MGMT       DIV BOND      DIV EQ INC     EQ SELECT     GLOBAL BOND
INVESTMENT INCOME
Dividend income                                            $    498,361   $  3,092,370   $  1,554,632   $         --   $    726,757
Variable account expenses                                       519,092        710,178        855,700         23,678        159,949
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (20,731)     2,382,192        698,932        (23,678)       566,808
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                      27,814,843      4,499,633      1,012,246        214,882        457,903
    Cost of investments sold                                 27,814,976      4,456,580        900,837        207,448        439,065
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (133)        43,053        111,409          7,434         18,838
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       128      1,477,380     18,388,310        308,134      1,208,992
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (5)     1,520,433     18,499,719        315,568      1,227,830
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (20,736)  $  3,902,625   $ 19,198,651   $    291,890   $  1,794,638
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP          AXP VP       AXP VP         AXP VP         AXP VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       GRO        HI YIELD BOND   LG CAP EQ       MANAGED        NEW DIM
INVESTMENT INCOME
Dividend income                                            $     93,166   $  3,350,253   $  2,751,442   $  3,554,488   $  1,524,877
Variable account expenses                                       258,333        433,280      2,370,689      1,567,970      1,313,844
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (165,167)     2,916,973        380,753      1,986,518        211,033
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        2,598,854      4,005,139     34,138,035     22,192,465     10,600,146
   Cost of investments sold                                   2,802,186      3,846,273     34,190,423     21,624,685     11,381,212
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (203,332)       158,866        (52,388)       567,780       (781,066)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,537,351      1,885,168     32,023,302     25,044,835      4,127,842
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                2,334,019      2,044,034     31,970,914     25,612,615      3,346,776
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  2,168,852   $  4,961,007   $ 32,351,667   $ 27,599,133   $  3,557,809
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                        AXP VP         AXP VP         AXP VP
                                                             PTNRS SM       AXP VP          SHORT          SM CAP        STRATEGY
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CAP VAL       S&P 500        DURATION         ADV            AGGR
INVESTMENT INCOME
Dividend income                                            $      1,835   $    608,600   $    885,501   $         --   $         --
Variable account expenses                                        40,431        364,124        323,596        203,067         71,091
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (38,596)       244,476        561,905       (203,067)       (71,091)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                           52,175      1,306,299      5,621,255        836,808      1,046,664
   Cost of investments sold                                      47,614      1,216,120      5,674,971        688,396      1,333,621
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  4,561         90,179        (53,716)       148,412       (286,957)
Distributions from capital gains                                563,015             --         14,221      1,187,181             --
Net change in unrealized appreciation or
  depreciation of investments                                   437,236      3,671,719       (444,475)     2,839,963      1,011,324
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,004,812      3,761,898       (483,970)     4,175,556        724,367
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    966,216   $  4,006,374   $     77,935   $  3,972,489   $    653,276
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AIM VI         AIM VI         AIM VI
                                                               THDL           THDL         CAP APPR,      CAP APPR,      CAP DEV,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     EMER MKTS        INTL           SER I         SER II         SER I
INVESTMENT INCOME
Dividend income                                            $    207,273   $  1,022,405   $         --   $         --   $         --
Variable account expenses                                        56,038        820,982        118,529         17,920         98,225
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 151,235        201,423       (118,529)       (17,920)       (98,225)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          178,621      6,056,116        273,641        130,604        766,245
   Cost of investments sold                                     158,100      5,989,468        292,062        126,013        682,437
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 20,521         66,648        (18,421)         4,591         83,808
Distributions from capital gains                                149,809             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,257,787     24,769,406      1,076,605        225,733      1,563,846
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,428,117     24,836,054      1,058,184        230,324      1,647,654
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,579,352   $ 25,037,477   $    939,655   $    212,404   $  1,549,429
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AIM VI         AIM VI        AIM VI         AIM VI
                                                             CAP DEV,       CORE EQ,         DYN,        FIN SERV,        TECH,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SER II         SER I          SER I          SER I          SER I
INVESTMENT INCOME
Dividend income                                            $         --   $  3,007,979   $         --   $      3,100   $         --
Variable account expenses                                         7,010      2,841,575          2,987          2,536          3,999
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,010)       166,404         (2,987)           564         (3,999)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                           39,824     40,410,991         58,631          8,478         48,734
   Cost of investments sold                                      38,600     45,044,809         54,669          7,645         47,908
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,224     (4,633,818)         3,962            833            826
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   155,684     28,440,424         46,808         28,796         49,823
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  156,908     23,806,606         50,770         29,629         50,649
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    149,898   $ 23,973,010   $     47,783   $     30,193   $     46,650
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AB VP          AB VP          AC VP          AC VP          AC VP
                                                            GRO & INC,     INTL VAL,        INTL,          INTL,          VAL,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL B          CL B           CL I           CL II          CL I
INVESTMENT INCOME
Dividend income                                            $     24,079   $     14,910   $    105,220   $      3,873   $    888,822
Variable account expenses                                        32,810         36,302        185,769         15,675        843,377
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (8,731)       (21,392)       (80,549)       (11,802)        45,445
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                           80,328          6,418      1,381,554         77,918      3,168,726
   Cost of investments sold                                      77,909          5,552      1,307,220         71,157      2,675,561
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,419            866         74,334          6,761        493,165
Distributions from capital gains                                     --          7,455             --             --        689,471
Net change in unrealized appreciation or
  depreciation of investments                                   484,526      1,162,444      2,881,126        341,721     10,792,256
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  486,945      1,170,765      2,955,460        348,482     11,974,892
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    478,214   $  1,149,373   $  2,874,911   $    336,680   $ 12,020,337
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AC VP        CALVERT VS         CS             CS           EG VA
                                                               VAL,          SOCIAL         MID-CAP        SM CAP      FUNDAMENTAL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL II           BAL             GRO            GRO       LG CAP, CL 2
INVESTMENT INCOME
Dividend income                                            $     31,447   $    102,589   $         --   $         --   $      7,925
Variable account expenses                                        50,391         45,730         34,316        216,453          4,311
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (18,944)        56,859        (34,316)      (216,453)         3,614
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                           28,481        261,509        489,640      2,962,784         96,893
   Cost of investments sold                                      26,334        246,458        462,319      3,629,641         95,080
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,147         15,051         27,321       (666,857)         1,813
Distributions from capital gains                                 28,865             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   818,566        321,753        429,403      3,086,059         58,051
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  849,578        336,804        456,724      2,419,202         59,864
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    830,634   $    393,663   $    422,408   $  2,202,749   $     63,478
===================================================================================================================================

                                                             FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                            GRO & INC,     GRO & INC,      MID CAP,       MID CAP,       OVERSEAS,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SERV CL       SERV CL 2      SERV CL       SERV CL 2       SERV CL
INVESTMENT INCOME
Dividend income                                            $    652,534   $     45,957   $         --   $         --   $    206,690
Variable account expenses                                       828,720         91,088      1,232,254        109,299        221,485
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (176,186)       (45,131)    (1,232,254)      (109,299)       (14,795)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          979,931         71,186        662,670         35,653        166,070
   Cost of investments sold                                     908,017         68,474        514,888         30,675        148,755
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 71,914          2,712        147,782          4,978         17,315
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 4,980,638        791,144     32,530,885      3,487,220      3,455,982
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                5,052,552        793,856     32,678,667      3,492,198      3,473,297
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  4,876,366   $    748,725   $ 31,446,413   $  3,382,899   $  3,458,502
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              FID VIP        FTVIPT        FTVIPT          FTVIPT         FTVIPT
                                                             OVERSEAS,     FRANK REAL     FRANK SM      MUTUAL SHARES    TEMP FOR
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     SERV CL 2     EST, CL 2    CAP VAL, CL 2     SEC, CL 2      SEC, CL 2
INVESTMENT INCOME
Dividend income                                            $     16,052   $  1,047,500   $     38,386   $     13,620   $    472,636
Variable account expenses                                        30,653        523,144        203,300         16,708        406,622
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (14,601)       524,356       (164,914)        (3,088)        66,014
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                           18,705        547,287        244,232        164,587      1,013,732
   Cost of investments sold                                      16,916        458,110        198,576        152,935        981,327
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,789         89,177         45,656         11,652         32,405
Distributions from capital gains                                     --         79,250             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   665,793     15,941,361      5,130,575        246,304      7,667,441
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  667,582     16,109,788      5,176,231        257,956      7,699,846
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    652,981   $ 16,634,144   $  5,011,317   $    254,868   $  7,765,860
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              GS VIT         GS VIT         GS VIT         JANUS          JANUS
                                                           CORE SM CAP      CORE U.S.       MID CAP     ASPEN GLOBAL    ASPEN INTL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                        EQ             EQ             VAL        TECH, SERV     GRO, SERV
INVESTMENT INCOME
Dividend income                                            $     21,565   $    399,457   $    547,925   $         --   $    231,727
Variable account expenses                                        96,356        223,194        715,993         68,155        245,484
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (74,791)       176,263       (168,068)       (68,155)       (13,757)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          708,830        117,908        411,862        988,755      3,355,390
   Cost of investments sold                                     572,345        108,982        337,837      1,391,075      3,308,267
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                136,485          8,926         74,025       (402,320)        47,123
Distributions from capital gains                                552,823             --      8,796,706             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   971,628      3,713,611      9,909,858        439,099      4,594,339
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,660,936      3,722,537     18,780,589         36,779      4,641,462
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,586,145   $  3,898,800   $ 18,612,521   $    (31,376)  $  4,627,705
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                           JANUS ASPEN       LAZARD           MFS           MFS            MFS
                                                           MID CAP GRO,      RETIRE      INV GRO STOCK,   NEW DIS,      UTILITIES,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       SERV          INTL EQ        SERV CL       SERV CL        SERV CL
INVESTMENT INCOME
Dividend income                                            $         --   $    131,279   $         --   $         --   $      4,389
Variable account expenses                                        95,227        219,570        243,304        246,182          4,080
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (95,227)       (88,291)      (243,304)      (246,182)           309
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        2,043,094        417,442      1,362,658      3,110,134         41,942
   Cost of investments sold                                   2,466,505        365,752      1,425,146      3,051,228         36,334
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (423,411)        51,690        (62,488)        58,906          5,608
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,409,817      3,701,808      2,545,796      1,621,586        143,895
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,986,406      3,753,498      2,483,308      1,680,492        149,503
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,891,179   $  3,665,207   $  2,240,004   $  1,434,310   $    149,812
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              PIONEER       PIONEER          PUT VT         PUT VT         PUT VT
                                                            EQ INC VCT,      EUROPE     HEALTH SCIENCES,   HI YIELD,      INTL EQ,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL II       VCT, CL II         CL IB         CL IB          CL IB
INVESTMENT INCOME
Dividend income                                            $     21,643   $        430    $        850   $  1,271,174   $     17,114
Variable account expenses                                         8,081            599           5,839        144,632         12,984
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  13,562           (169)         (4,989)     1,126,542          4,130
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                           38,346          7,062          52,373      1,656,999        149,104
   Cost of investments sold                                      34,928          6,529          50,300      1,644,426        129,349
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,418            533           2,073         12,573         19,755
Distributions from capital gains                                     --             --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   139,041         15,355          60,778        363,797        235,997
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  142,459         15,888          62,851        376,370        255,752
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    156,021   $     15,719    $     57,862   $  1,502,912   $    259,882
====================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT          PUT VT                                       STRONG
                                                           INTL NEW OPP,     NEW OPP,       PUT VT         ROYCE          OPP II,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL IB          CL IA      VISTA, CL IB     MICRO-CAP     ADVISOR CL
INVESTMENT INCOME
Dividend income                                            $    111,109   $         --   $         --   $         --   $         --
Variable account expenses                                       104,117      1,958,936        108,254        806,976         12,888
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   6,992     (1,958,936)      (108,254)      (806,976)       (12,888)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        1,147,766     34,987,378      1,846,892      1,027,938         92,160
   Cost of investments sold                                   1,122,242     55,690,201      2,079,993        840,917         81,155
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 25,524    (20,702,823)      (233,101)       187,021         11,005
Distributions from capital gains                                     --             --             --      7,380,693             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,389,948     42,252,414      2,302,913      4,398,753        245,544
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,415,472     21,549,591      2,069,812     11,966,467        256,549
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,422,464   $ 19,590,655   $  1,961,558   $ 11,159,491   $    243,661
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              THIRD          WANGER         WANGER         WF ADV         WF ADV
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     AVE VAL      INTL SM CAP     U.S. SM CO     ASSET ALLOC     INTL CORE
INVESTMENT INCOME
Dividend income                                            $    549,308   $    223,428   $         --   $     22,870   $        725
Variable account expenses                                       910,148        354,933        621,463          8,336          2,880
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (360,840)      (131,505)      (621,463)        14,534         (2,155)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        2,456,459        336,801        775,295         68,142         20,210
   Cost of investments sold                                   1,889,219        271,475        638,464         64,847         19,044
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                567,240         65,326        136,831          3,295          1,166
Distributions from capital gains                              1,051,285             --             --         28,270             --
Net change in unrealized appreciation or
  depreciation of investments                                16,800,031     10,984,525     12,717,292         67,071         44,662
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               18,418,556     11,049,851     12,854,123         98,636         45,828
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 18,057,716   $ 10,918,346   $ 12,232,660   $    113,170   $     43,673
===================================================================================================================================

                                                                      SEGREGATED
                                                                        ASSET
                                                                      SUBACCOUNT
                                                                      ----------
                                                                        WF ADV
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                              SM CAP GRO
INVESTMENT INCOME
Dividend income                                                       $       --
Variable account expenses                                                  6,871
--------------------------------------------------------------------------------
Investment income (loss) -- net                                           (6,871)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                    98,216
   Cost of investments sold                                               92,218
--------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                           5,998
Distributions from capital gains                                              --
Net change in unrealized appreciation or
  depreciation of investments                                            119,675
--------------------------------------------------------------------------------
Net gain (loss) on investments                                           125,673
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $  118,802
================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP         AXP VP        AXP VP
YEAR ENDED DECEMBER 31, 2004                                 CASH MGMT      DIV BOND      DIV EQ INC      EQ SELECT    GLOBAL BOND
OPERATIONS
Investment income (loss) -- net                            $    (20,731)  $  2,382,192   $    698,932   $    (23,678)  $    566,808
Net realized gain (loss) on sales of investments                   (133)        43,053        111,409          7,434         18,838
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       128      1,477,380     18,388,310        308,134      1,208,992
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (20,736)     3,902,625     19,198,651        291,890      1,794,638
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   31,907,818     13,035,857     18,702,736      1,568,918      3,160,566
Net transfers(1)                                             31,042,222     78,223,080     59,397,027        752,956      5,557,534
Transfers for policy loans                                       (1,729)      (249,329)      (445,383)        (7,856)       (87,424)
Policy charges                                               (7,520,845)    (5,258,093)    (3,686,848)      (223,997)      (696,797)
Contract terminations:
   Surrender benefits                                        (3,056,560)    (3,606,866)    (3,377,108)       (40,589)      (600,688)
   Death benefits                                                    --        (10,065)       (45,697)            --         (3,777)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               52,370,906     82,134,584     70,544,727      2,049,432      7,329,414
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              31,858,837     38,240,180     58,292,066      1,477,584     13,971,893
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 84,209,007   $124,277,389   $148,035,444   $  3,818,906   $ 23,095,945
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       30,104,254     30,824,883     52,001,215      1,415,803     10,178,957
Contract purchase payments                                   30,213,637     10,340,335     16,038,842      1,506,080      2,273,861
Net transfers(1)                                             29,512,774     63,665,239     51,316,397        730,533      4,003,676
Transfers for policy loans                                       (1,521)      (197,371)      (386,377)        (7,874)       (62,651)
Policy charges                                               (7,154,830)    (4,451,354)    (3,321,752)      (222,227)      (522,581)
Contract terminations:
   Surrender benefits                                        (2,897,991)    (2,867,281)    (2,877,989)       (38,057)      (436,668)
   Death benefits                                                    --         (7,943)       (39,331)            --         (2,800)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             79,776,323     97,306,508    112,731,005      3,384,258     15,431,794
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       GRO        HI YIELD BOND    LG CAP EQ       MANAGED        NEW DIM
OPERATIONS
Investment income (loss) -- net                            $   (165,167)  $  2,916,973   $    380,753   $  1,986,518   $    211,033
Net realized gain (loss) on sales of investments               (203,332)       158,866        (52,388)       567,780       (781,066)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,537,351      1,885,168     32,023,302     25,044,835      4,127,842
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,168,852      4,961,007     32,351,667     27,599,133      3,557,809
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    6,585,631      8,659,584     30,015,962     16,936,255     29,821,729
Net transfers(1)                                               (778,205)    10,206,554    529,297,063    336,141,273     (8,444,096)
Transfers for policy loans                                     (258,468)      (140,819)      (631,379)      (574,893)    (1,048,024)
Policy charges                                               (1,217,573)    (2,060,544)   (17,094,561)   (11,684,027)    (6,622,779)
Contract terminations:
   Surrender benefits                                          (956,291)    (2,282,216)   (17,204,548)   (11,446,492)    (5,855,193)
   Death benefits                                                (4,254)       (16,512)       (58,159)      (120,815)       (46,807)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,370,840     14,366,047    524,324,378    329,251,301      7,804,830
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              26,308,621     39,283,554      5,557,820      7,914,513    141,167,363
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 31,848,313   $ 58,610,608   $562,233,865   $364,764,947   $152,530,002
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       56,630,057     35,448,389      8,140,134      9,053,226    172,470,581
Contract purchase payments                                   14,141,594      7,525,403     44,685,804     18,820,586     37,050,588
Net transfers(1)                                             (1,667,696)     8,922,877    783,035,118    381,963,384    (10,258,542)
Transfers for policy loans                                     (556,649)      (121,440)      (891,940)      (636,891)    (1,303,732)
Policy charges                                               (2,685,983)    (1,858,497)   (26,898,632)   (14,176,126)    (8,560,373)
Contract terminations:
   Surrender benefits                                        (2,057,603)    (1,992,442)   (25,581,577)   (12,626,292)    (7,268,512)
   Death benefits                                                (9,156)       (14,470)       (86,932)      (119,250)       (56,926)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             63,794,564     47,909,820    782,401,975    382,278,637    182,073,084
===================================================================================================================================

See accompanying notes to financial statements

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                        AXP VP         AXP VP         AXP VP
                                                             PTNRS SM        AXP VP         SHORT          SM CAP        STRATEGY
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CAP VAL        S&P 500       DURATION         ADV            AGGR
OPERATIONS
Investment income (loss) -- net                            $    (38,596)  $    244,476   $    561,905   $   (203,067)  $    (71,091)
Net realized gain (loss) on sales of investments                  4,561         90,179        (53,716)       148,412       (286,957)
Distributions from capital gains                                563,015             --         14,221      1,187,181             --
Net change in unrealized appreciation or
  depreciation of investments                                   437,236      3,671,719       (444,475)     2,839,963      1,011,324
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     966,216      4,006,374         77,935      3,972,489        653,276
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,638,963      7,415,911      7,989,550      4,425,925      1,652,739
Net transfers(1)                                              2,541,256      8,464,493     19,079,254      5,590,671       (900,800)
Transfers for policy loans                                      (14,469)      (168,552)      (130,326)      (117,479)       (80,349)
Policy charges                                                 (316,990)    (1,654,358)    (2,689,931)      (885,387)      (386,113)
Contract terminations:
   Surrender benefits                                           (51,628)    (1,365,251)    (1,827,301)      (866,603)      (292,562)
   Death benefits                                                    --         (1,949)       (18,640)       (16,689)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,797,132     12,690,294     22,402,606      8,130,438         (7,085)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,919,890     32,887,491     25,493,037     16,996,298      7,795,627
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,683,238   $ 49,584,159   $ 47,973,578   $ 29,099,225   $  8,441,818
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,739,000     42,898,335     21,369,311     15,293,052     15,708,263
Contract purchase payments                                    2,253,892      9,510,503      6,702,502      3,821,809      3,377,052
Net transfers(1)                                              2,186,029     10,896,295     16,565,178      4,822,122     (1,835,136)
Transfers for policy loans                                      (12,331)      (215,934)      (109,075)      (101,555)      (165,405)
Policy charges                                                 (272,356)    (2,154,386)    (2,392,316)      (785,307)      (794,623)
Contract terminations:
   Surrender benefits                                           (43,190)    (1,746,254)    (1,533,532)      (750,409)      (601,425)
   Death benefits                                                    --         (2,385)       (18,550)       (13,457)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,851,044     59,186,174     40,583,518     22,286,255     15,688,726
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AIM VI         AIM VI         AIM VI
                                                               THDL           THDL         CAP APPR,      CAP APPR,       CAP DEV,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     EMER MKTS        INTL           SER I         SER II          SER I
OPERATIONS
Investment income (loss) -- net                            $    151,235   $    201,423   $   (118,529)  $    (17,920)  $    (98,225)
Net realized gain (loss) on sales of investments                 20,521         66,648        (18,421)         4,591         83,808
Distributions from capital gains                                149,809             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,257,787     24,769,406      1,076,605        225,733      1,563,846
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,579,352     25,037,477        939,655        212,404      1,549,429
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,500,921     10,051,746      2,302,002      1,342,900      1,495,596
Net transfers(1)                                              4,814,267    175,624,073      4,067,826      1,553,495      1,851,681
Transfers for policy loans                                      (64,626)      (572,582)       (91,925)        (7,631)       (18,451)
Policy charges                                                 (233,229)    (4,684,976)      (477,904)      (164,307)      (339,391)
Contract terminations:
   Surrender benefits                                          (138,931)    (5,232,999)      (374,846)       (19,856)      (463,527)
   Death benefits                                                    --        (24,638)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,878,402    175,160,624      5,425,153      2,704,601      2,525,908
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,071,009      2,867,813     10,455,191        702,055      8,783,204
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,528,763   $203,065,914   $ 16,819,999   $  3,619,060   $ 12,858,541
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,110,119      4,591,024     16,294,362        673,115      9,203,754
Contract purchase payments                                    1,432,683     15,438,455      3,616,503      1,301,771      1,519,587
Net transfers(1)                                              4,542,042    275,937,287      6,378,269      1,503,403      1,872,091
Transfers for policy loans                                      (60,584)      (862,086)      (143,571)        (7,142)       (19,050)
Policy charges                                                 (227,097)    (7,654,639)      (750,702)      (159,555)      (346,372)
Contract terminations:
   Surrender benefits                                          (130,841)    (8,007,733)      (587,615)       (19,105)      (458,359)
   Death benefits                                                    --        (37,062)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,666,322    279,405,246     24,807,246      3,292,487     11,771,651
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                             CAP DEV,       CORE EQ,         DYN,         FIN SERV,        TECH,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SER II          SER I          SER I          SER I          SER I
OPERATIONS
Investment income (loss) -- net                            $     (7,010)  $    166,404   $     (2,987)  $        564   $     (3,999)
Net realized gain (loss) on sales of investments                  1,224     (4,633,818)         3,962            833            826
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   155,684     28,440,424         46,808         28,796         49,823
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     149,898     23,973,010         47,783         30,193         46,650
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      514,383     36,634,543        192,762        136,581        210,089
Net transfers(1)                                                651,884    (32,333,891)        79,730        164,079        226,814
Transfers for policy loans                                       (1,850)    (1,891,388)            (1)           (32)            --
Policy charges                                                  (62,724)   (15,947,092)       (28,864)       (20,135)       (32,760)
Contract terminations:
   Surrender benefits                                            (3,328)   (18,181,066)        (6,971)        (3,279)        (2,093)
   Death benefits                                                    --       (130,549)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,098,365    (31,849,443)       236,656        277,214        402,050
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 230,214    323,383,951        180,410        147,429        234,852
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,478,477   $315,507,518   $    464,849   $    454,836   $    683,552
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          225,793    230,404,069        168,555        137,299        237,243
Contract purchase payments                                      487,421     25,677,794        176,939        125,588        223,264
Net transfers(1)                                                620,437    (22,125,856)        73,932        151,759        242,336
Transfers for policy loans                                       (1,765)    (1,322,100)             3             16             --
Policy charges                                                  (59,649)   (11,659,186)       (26,544)       (18,447)       (34,792)
Contract terminations:
   Surrender benefits                                            (3,035)   (12,727,821)        (6,259)        (2,950)        (2,188)
   Death benefits                                                    --        (91,012)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,269,202    208,155,888        386,626        393,265        665,863
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AB VP           AB VP         AC VP          AC VP          AC VP
                                                            GRO & INC,      INTL VAL,        INTL,         INTL,           VAL,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL B           CL B           CL I          CL II           CL I
OPERATIONS
Investment income (loss) -- net                            $     (8,731)  $    (21,392)  $    (80,549)  $    (11,802)  $     45,445
Net realized gain (loss) on sales of investments                  2,419            866         74,334          6,761        493,165
Distributions from capital gains                                     --          7,455             --             --        689,471
Net change in unrealized appreciation or
  depreciation of investments                                   484,526      1,162,444      2,881,126        341,721     10,792,256
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     478,214      1,149,373      2,874,911        336,680     12,020,337
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,508,334      2,616,809      3,291,311      1,047,136     12,363,342
Net transfers(1)                                              2,085,774      2,735,909      1,065,301      1,157,125      6,268,485
Transfers for policy loans                                      (30,760)       (14,605)      (150,013)        (2,672)      (606,058)
Policy charges                                                 (264,979)      (285,573)      (612,788)      (123,186)    (3,259,490)
Contract terminations:
   Surrender benefits                                           (19,755)       (38,825)      (721,850)       (15,810)    (3,992,691)
   Death benefits                                                    --             --         (6,480)            --        (34,769)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,278,614      5,013,715      2,865,481      2,062,593     10,738,819
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,553,673      1,671,127     18,077,384        723,713     83,773,431
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,310,501   $  7,834,215   $ 23,817,776   $  3,122,986   $106,532,587
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,517,808      1,411,293     29,187,484        724,667     65,557,238
Contract purchase payments                                    2,388,794      2,058,442      5,201,141      1,023,575      9,286,041
Net transfers(1)                                              1,994,561      2,142,458      1,749,916      1,140,312      4,815,367
Transfers for policy loans                                      (29,358)       (11,461)      (236,698)        (2,666)      (450,245)
Policy charges                                                 (260,647)      (225,808)      (987,835)      (121,377)    (2,608,118)
Contract terminations:
   Surrender benefits                                           (18,690)       (29,570)    (1,138,959)       (15,414)    (2,997,825)
   Death benefits                                                    --             --        (10,309)            --        (26,122)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,592,468      5,345,354     33,764,740      2,749,097     73,576,336
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                               AC VP       CALVERT VS        CS             CS            EG VA
                                                                VAL,         SOCIAL        MID-CAP        SM CAP       FUNDAMENTAL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL II          BAL            GRO            GRO        LG CAP, CL 2
OPERATIONS
Investment income (loss) -- net                            $    (18,944)  $     56,859   $    (34,316)  $   (216,453)  $      3,614
Net realized gain (loss) on sales of investments                  2,147         15,051         27,321       (666,857)         1,813
Distributions from capital gains                                 28,865             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   818,566        321,753        429,403      3,086,059         58,051
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     830,634        393,663        422,408      2,202,749         63,478
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,101,926      1,184,220        562,220      3,256,574        314,361
Net transfers(1)                                              3,241,560      1,046,713        405,527     (2,329,011)       355,318
Transfers for policy loans                                      (16,229)        (3,958)       (29,731)      (240,146)            --
Policy charges                                                 (353,400)      (202,800)      (145,305)      (889,710)       (41,963)
Contract terminations:
   Surrender benefits                                           (69,777)      (189,126)      (107,914)    (1,102,865)        (2,311)
   Death benefits                                                    --             --             --         (1,413)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,904,080      1,835,049        684,797     (1,306,571)       625,405
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,547,525      4,037,006      3,093,015     23,594,776        201,735
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  9,282,239   $  6,265,718   $  4,200,220   $ 24,490,954   $    890,618
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,319,928      4,375,841      3,829,339     20,945,090        214,627
Contract purchase payments                                    2,700,586      1,259,049        675,860      2,833,522        334,137
Net transfers(1)                                              2,844,352      1,126,012        473,284     (2,040,716)       376,308
Transfers for policy loans                                      (13,937)        (4,234)       (35,595)      (204,683)            --
Policy charges                                                 (321,007)      (226,433)      (178,987)      (791,525)       (44,614)
Contract terminations:
   Surrender benefits                                           (59,484)      (199,813)      (127,929)      (954,775)        (2,510)
   Death benefits                                                    --             --             --         (1,174)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,470,438      6,330,422      4,635,972     19,785,739        877,948
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP        FID VIP         FID VIP        FID VIP
                                                            GRO & INC,     GRO & INC,      MID CAP,        MID CAP,       OVERSEAS,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SERV CL      SERV CL 2       SERV CL        SERV CL 2       SERV CL
OPERATIONS
Investment income (loss) -- net                            $   (176,186)  $    (45,131)  $ (1,232,254)  $   (109,299)  $    (14,795)
Net realized gain (loss) on sales of investments                 71,914          2,712        147,782          4,978         17,315
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 4,980,638        791,144     32,530,885      3,487,220      3,455,982
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   4,876,366        748,725     31,446,413      3,382,899      3,458,502
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   14,160,924      6,833,897     19,430,679      7,701,452      3,995,156
Net transfers(1)                                             15,362,214      4,952,065     25,479,532      6,986,749     10,913,300
Transfers for policy loans                                     (577,203)       (55,125)      (867,920)       (64,017)      (166,237)
Policy charges                                               (3,051,070)      (782,610)    (4,369,293)      (860,246)      (748,912)
Contract terminations:
   Surrender benefits                                        (3,047,577)      (103,355)    (4,484,277)       (91,069)      (711,129)
   Death benefits                                                (7,711)        (3,635)       (61,755)        (1,677)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               22,839,577     10,841,237     35,126,966     13,671,192     13,282,178
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              77,322,110      4,721,941    107,473,379      4,831,100     16,523,950
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $105,038,053   $ 16,311,903   $174,046,758   $ 21,885,191   $ 33,264,630
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       85,401,050      4,335,851     77,767,142      4,129,672     21,422,431
Contract purchase payments                                   15,666,038      6,289,135     13,282,547      6,168,662      5,097,710
Net transfers(1)                                             17,206,156      4,573,223     17,567,537      5,675,150     13,957,529
Transfers for policy loans                                     (639,807)       (50,411)      (589,746)       (51,006)      (214,100)
Policy charges                                               (3,572,857)      (727,558)    (3,100,789)      (706,823)    (1,016,230)
Contract terminations:
   Surrender benefits                                        (3,361,724)       (94,682)    (3,036,277)       (70,898)      (900,273)
   Death benefits                                                (8,629)        (3,361)       (42,008)        (1,301)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            110,690,227     14,322,197    101,848,406     15,143,456     38,347,067
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              FID VIP        FTVIPT         FTVIPT          FTVIPT       FTVIPT
                                                             OVERSEAS,     FRANK REAL      FRANK SM     MUTUAL SHARES    TEMP FOR
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     SERV CL 2      EST, CL 2    CAP VAL, CL 2     SEC, CL 2    SEC, CL 2
OPERATIONS
Investment income (loss) -- net                            $    (14,601)  $    524,356   $   (164,914)  $     (3,088)  $     66,014
Net realized gain (loss) on sales of investments                  1,789         89,177         45,656         11,652         32,405
Distributions from capital gains                                     --         79,250             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   665,793     15,941,361      5,130,575        246,304      7,667,441
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     652,981     16,634,144      5,011,317        254,868      7,765,860
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,514,760     11,158,910      4,344,564      1,013,269      6,461,264
Net transfers(1)                                              2,571,455     11,513,367      5,688,387        836,702      5,894,621
Transfers for policy loans                                       (7,369)      (422,659)      (199,351)       (12,448)      (339,894)
Policy charges                                                 (232,490)    (2,011,909)      (844,945)      (118,674)    (1,322,763)
Contract terminations:
   Surrender benefits                                           (22,466)    (1,841,055)      (684,717)        (9,225)    (1,462,770)
   Death benefits                                                (3,111)        (7,605)          (105)            --         (7,982)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,820,779     18,389,049      8,303,833      1,709,624      9,222,476
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,063,604     43,043,665     17,450,167        946,663     38,127,175
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,537,364   $ 78,066,858   $ 30,765,317   $  2,911,155   $ 55,115,511
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          978,644     25,551,427     11,574,490        922,491     40,085,356
Contract purchase payments                                    2,283,350      6,063,879      2,685,079        956,427      6,519,124
Net transfers(1)                                              2,335,226      6,257,519      3,490,332        809,887      5,963,284
Transfers for policy loans                                       (7,156)      (232,207)      (122,490)       (11,727)      (344,068)
Policy charges                                                 (210,830)    (1,170,382)      (566,350)      (127,012)    (1,409,447)
Contract terminations:
   Surrender benefits                                           (20,384)      (987,294)      (421,225)        (8,672)    (1,476,370)
   Death benefits                                                (2,819)        (4,253)           (66)            --         (8,082)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,356,031     35,478,689     16,639,770      2,541,394     49,329,797
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              GS VIT         GS VIT         GS VIT         JANUS          JANUS
                                                           CORE SM CAP      CORE U.S.       MID CAP     ASPEN GLOBAL    ASPEN INTL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                        EQ             EQ             VAL        TECH, SERV     GRO, SERV
OPERATIONS
Investment income (loss) -- net                            $    (74,791)  $    176,263   $   (168,068)  $    (68,155)  $    (13,757)
Net realized gain (loss) on sales of investments                136,485          8,926         74,025       (402,320)        47,123
Distributions from capital gains                                552,823             --      8,796,706             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   971,628      3,713,611      9,909,858        439,099      4,594,339
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,586,145      3,898,800     18,612,521        (31,376)     4,627,705
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,513,739      5,182,754     14,154,513      1,495,969      4,901,601
Net transfers(1)                                                512,933     16,797,588     16,147,623       (434,003)    (2,662,591)
Transfers for policy loans                                      (73,899)      (173,518)      (628,534)      (186,726)      (198,090)
Policy charges                                                 (352,321)      (853,133)    (2,754,176)      (329,896)    (1,040,259)
Contract terminations:
   Surrender benefits                                          (313,677)      (754,547)    (2,942,345)      (247,227)    (1,370,570)
   Death benefits                                                    --        (49,875)        (7,964)            --         (6,788)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,286,775     20,149,269     23,969,117        298,117       (376,697)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               9,440,045     16,173,251     61,556,679      7,599,344     26,324,432
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 12,312,965   $ 40,221,320   $104,138,317   $  7,866,085   $ 30,575,440
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,358,205     20,583,623     38,493,669     20,019,350     42,310,399
Contract purchase payments                                    1,142,545      6,309,032      8,147,934      4,154,817      7,656,500
Net transfers(1)                                                404,617     20,279,479      9,301,534     (1,204,531)    (4,030,166)
Transfers for policy loans                                      (55,527)      (209,374)      (358,805)      (528,893)      (306,489)
Policy charges                                                 (288,557)    (1,037,925)    (1,708,378)      (961,672)    (1,701,172)
Contract terminations:
   Surrender benefits                                          (236,008)      (924,318)    (1,672,838)      (686,233)    (2,138,296)
   Death benefits                                                    --        (61,897)        (4,604)            --        (10,080)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,325,275     44,938,620     52,198,512     20,792,838     41,780,696
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                            JANUS ASPEN      LAZARD          MFS            MFS            MFS
                                                           MID CAP GRO,      RETIRE     INV GRO STOCK,    NEW DIS,      UTILITIES,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       SERV          INTL EQ       SERV CL        SERV CL        SERV CL
OPERATIONS
Investment income (loss) -- net                            $    (95,227)  $    (88,291)  $   (243,304)  $   (246,182)  $        309
Net realized gain (loss) on sales of investments               (423,411)        51,690        (62,488)        58,906          5,608
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,409,817      3,701,808      2,545,796      1,621,586        143,895
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,891,179      3,665,207      2,240,004      1,434,310        149,812
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,767,793      5,482,807      5,608,277      5,569,765        241,727
Net transfers(1)                                             (1,577,759)     4,484,666        397,203     (2,937,152)       425,777
Transfers for policy loans                                     (103,881)      (142,001)      (171,970)      (168,401)        (2,228)
Policy charges                                                 (440,440)      (794,564)    (1,069,324)    (1,052,977)       (31,244)
Contract terminations:
   Surrender benefits                                          (758,046)      (646,228)      (895,186)      (967,427)        (4,109)
   Death benefits                                                    --         (6,139)        (8,082)        (5,380)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,112,333)     8,378,541      3,860,918        438,428        629,923
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              10,541,442     19,265,009     24,297,206     26,732,347        152,360
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 11,320,288   $ 31,308,757   $ 30,398,128   $ 28,605,085   $    932,095
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       24,625,284     23,615,189     40,588,157     32,961,885        128,090
Contract purchase payments                                    3,950,511      6,585,082      9,325,419      7,023,771        183,747
Net transfers(1)                                             (3,491,202)     5,421,435        804,404     (3,682,872)       325,953
Transfers for policy loans                                     (231,641)      (168,846)      (282,241)      (209,723)        (1,750)
Policy charges                                                 (992,968)      (997,912)    (1,925,644)    (1,372,595)       (23,942)
Contract terminations:
   Surrender benefits                                        (1,711,016)      (767,462)    (1,482,875)    (1,204,550)        (3,139)
   Death benefits                                                    --         (7,594)       (13,025)        (6,696)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             22,148,968     33,679,892     47,014,195     33,509,220        608,959
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             PIONEER       PIONEER         PUT VT            PUT VT        PUT VT
                                                            EQ INC VCT,     EUROPE     HEALTH SCIENCES,     HI YIELD,     INTL EQ,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL II      VCT, CL II        CL IB            CL IB         CL IB
OPERATIONS
Investment income (loss) -- net                            $     13,562  $       (169)  $     (4,989)   $  1,126,542   $      4,130
Net realized gain (loss) on sales of investments                  3,418           533          2,073          12,573         19,755
Distributions from capital gains                                     --            --             --              --             --
Net change in unrealized appreciation or
  depreciation of investments                                   139,041        15,355         60,778         363,797        235,997
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     156,021        15,719         57,862       1,502,912        259,882
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      564,018        55,914        314,588       2,051,996        835,481
Net transfers(1)                                                473,705        41,710        376,957       1,352,284        283,021
Transfers for policy loans                                         (940)          (41)       (19,632)       (193,038)        (5,375)
Policy charges                                                  (63,341)       (5,314)       (48,737)       (527,451)       (94,857)
Contract terminations:
   Surrender benefits                                           (16,987)       (1,067)        (5,019)       (551,157)       (29,211)
   Death benefits                                                    --            --             --          (8,002)          (129)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  956,455        91,202        618,157       2,124,632        988,930
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 455,523        20,924        319,397      14,347,453        891,415
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,567,999  $    127,845   $    995,416    $ 17,974,997   $  2,140,227
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          453,523        19,277        316,238      12,549,606        861,829
Contract purchase payments                                      534,190        50,440        311,427       1,739,826        783,975
Net transfers(1)                                                446,387        36,593        372,467       1,204,102        272,407
Transfers for policy loans                                         (775)          (32)       (18,722)       (163,323)        (5,081)
Policy charges                                                  (60,022)       (4,754)       (48,252)       (509,058)       (88,671)
Contract terminations:
   Surrender benefits                                           (16,032)         (972)        (4,821)       (462,488)       (27,504)
   Death benefits                                                    --            --             --          (7,009)          (125)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,357,271       100,552        928,337      14,351,656      1,796,830
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT          PUT VT                                        STRONG
                                                           INTL NEW OPP,     NEW OPP,        PUT VT        ROYCE           OPP II,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL IB           CL IA       VISTA, CL IB    MICRO-CAP      ADVISOR CL
OPERATIONS
Investment income (loss) -- net                            $      6,992   $ (1,958,936)  $   (108,254)  $   (806,976)  $    (12,888)
Net realized gain (loss) on sales of investments                 25,524    (20,702,823)      (233,101)       187,021         11,005
Distributions from capital gains                                     --             --             --      7,380,693             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,389,948     42,252,414      2,302,913      4,398,753        245,544
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,422,464     19,590,655      1,961,558     11,159,491        243,661
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,969,054     29,515,564      2,318,991     12,774,915        643,025
Net transfers(1)                                               (732,871)   (33,162,030)    (2,018,300)    10,060,741        464,109
Transfers for policy loans                                      (90,356)    (1,280,615)       (88,115)      (552,193)          (978)
Policy charges                                                 (413,848)   (11,496,549)      (476,266)    (2,962,455)      (100,262)
Contract terminations:
   Surrender benefits                                          (407,549)   (12,179,126)      (373,369)    (3,270,540)       (10,762)
   Death benefits                                                  (311)       (60,819)        (4,804)       (26,709)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  324,119    (28,663,575)      (641,863)    16,023,759        995,132
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              11,230,770    227,873,124     11,578,066     76,362,864        817,788
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 12,977,353   $218,800,204   $ 12,897,761   $103,546,114   $  2,056,581
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       19,531,295    199,866,287     21,382,978     40,575,024        793,662
Contract purchase payments                                    3,383,653     25,697,795      4,122,056      6,539,992        586,557
Net transfers(1)                                             (1,249,875)   (28,340,045)    (3,556,555)     5,186,738        427,036
Transfers for policy loans                                     (154,530)    (1,111,066)      (155,066)      (284,676)          (835)
Policy charges                                                 (719,871)   (10,345,034)      (857,441)    (1,573,714)       (91,413)
Contract terminations:
   Surrender benefits                                          (697,602)   (10,586,110)      (662,860)    (1,665,679)        (9,643)
   Death benefits                                                  (529)       (51,383)        (7,631)       (13,268)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             20,092,541    175,130,444     20,265,481     48,764,417      1,705,364
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              THIRD         WANGER          WANGER        WF ADV         WF ADV
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     AVE VAL      INTL SM CAP     U.S. SM CO    ASSET ALLOC     INTL CORE
OPERATIONS
Investment income (loss) -- net                            $   (360,840)  $   (131,505)  $   (621,463)  $     14,534   $     (2,155)
Net realized gain (loss) on sales of investments                567,240         65,326        136,831          3,295          1,166
Distributions from capital gains                              1,051,285             --             --         28,270             --
Net change in unrealized appreciation or
  depreciation of investments                                16,800,031     10,984,525     12,717,292         67,071         44,662
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  18,057,716     10,918,346     12,232,660        113,170         43,673
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
Contract purchase payments                                   13,056,347      8,201,681     15,084,480        407,262        211,462
Net transfers(1)                                              6,986,930     14,376,820     15,415,519        647,173        153,709
Transfers for policy loans                                     (953,286)      (349,107)      (535,544)          (333)        (2,569)
Policy charges                                               (3,194,540)    (1,303,880)    (2,526,746)       (68,643)       (24,892)
Contract terminations:
   Surrender benefits                                        (4,010,043)    (1,293,142)    (2,664,312)        (7,994)        (2,254)
   Death benefits                                               (10,399)        (5,764)       (14,783)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               11,875,009     19,626,608     24,758,614        977,465        335,456
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              88,028,370     26,054,593     52,912,969        472,528        137,195
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $117,961,095   $ 56,599,547   $ 89,904,243   $  1,563,163   $    516,324
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       49,538,789     35,693,830     38,763,034        440,628        133,773
Contract purchase payments                                    6,960,935     10,206,132     10,613,214        373,699        207,784
Net transfers(1)                                              3,783,614     17,866,798     10,888,012        600,923        150,934
Transfers for policy loans                                     (502,566)      (438,885)      (379,596)          (303)        (2,508)
Policy charges                                               (1,785,066)    (1,674,253)    (1,845,739)       (62,881)       (24,421)
Contract terminations:
   Surrender benefits                                        (2,121,274)    (1,587,053)    (1,866,902)        (7,079)        (2,156)
   Death benefits                                                (5,650)        (7,427)       (10,454)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             55,868,782     60,059,142     56,161,569      1,344,987        463,406
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

                                                             SEGREGATED
                                                                ASSET
                                                             SUBACCOUNT
                                                            ------------
                                                               WF ADV
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     SM CAP GRO
OPERATIONS
Investment income (loss) -- net                             $     (6,871)
Net realized gain (loss) on sales of investments                   5,998
Distributions from capital gains                                      --
Net change in unrealized appreciation or
  depreciation of investments                                    119,675
------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      118,802
========================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       472,088
Net transfers(1)                                                 287,125
Transfers for policy loans                                        (7,779)
Policy charges                                                   (61,258)
Contract terminations:
   Surrender benefits                                             (7,726)
   Death benefits                                                     --
------------------------------------------------------------------------
Increase (decrease) from contract transactions                   682,450
------------------------------------------------------------------------
Net assets at beginning of year                                  390,822
------------------------------------------------------------------------
Net assets at end of year                                   $  1,192,074
========================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           380,408
Contract purchase payments                                       448,760
Net transfers(1)                                                 273,224
Transfers for policy loans                                        (7,652)
Policy charges                                                   (58,328)
Contract terminations:
   Surrender benefits                                             (7,517)
   Death benefits                                                     --
------------------------------------------------------------------------
Units outstanding at end of year                               1,028,895
========================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             AXP VP          AXP VP         AXP VP         AXP VP        AXP VP
YEAR ENDED DECEMBER 31, 2003                                CASH MGMT       DIV BOND      DIV EQ INC     EQ SELECT     GLOBAL BOND
OPERATIONS
Investment income (loss) -- net                            $   (131,658)  $    966,710   $    255,762   $     (4,439)  $    677,619
Net realized gain (loss) on sales of investments                   (148)        24,146        (66,691)         1,888         57,346
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       149        224,718     13,352,902        123,846        469,991
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (131,657)     1,215,574     13,541,973        121,295      1,204,956
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   21,802,315      8,325,633      8,289,140        525,163      2,341,579
Net transfers(1)                                            (14,357,161)     2,791,789     12,676,678        860,449      4,794,637
Transfers for policy loans                                     (131,850)      (169,023)       (35,236)          (385)       (91,457)
Policy charges                                               (4,092,990)    (2,515,769)    (1,636,097)       (54,078)      (447,955)
Contract terminations:
   Surrender benefits                                        (3,136,306)    (2,043,645)    (1,421,201)          (546)      (222,985)
   Death benefits                                                (4,465)       (35,145)       (24,896)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   79,543      6,353,840     17,848,388      1,330,603      6,373,819
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              31,910,951     30,670,766     26,901,705         25,686      6,393,118
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 31,858,837   $ 38,240,180   $ 58,292,066   $  1,477,584   $ 13,971,893
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       30,035,939     25,600,991     33,573,446         29,895      5,216,842
Contract purchase payments                                   20,556,328      6,803,436      9,088,482        539,824      1,806,211
Net transfers(1)                                            (13,528,087)     2,354,059     12,852,556        902,902      3,777,736
Transfers for policy loans                                     (124,368)      (136,672)       (36,262)          (382)       (70,576)
Policy charges                                               (3,875,334)    (2,103,644)    (1,895,014)       (55,876)      (379,321)
Contract terminations:
   Surrender benefits                                        (2,956,015)    (1,664,644)    (1,556,500)          (560)      (171,935)
   Death benefits                                                (4,209)       (28,643)       (25,493)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             30,104,254     30,824,883     52,001,215      1,415,803     10,178,957
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        GRO       HI YIELD BOND    LG CAP EQ       MANAGED        NEW DIM
OPERATIONS
Investment income (loss) -- net                            $   (123,668)  $  1,792,377   $     (7,396)  $     78,454   $   (250,401)
Net realized gain (loss) on sales of investments               (121,616)        (4,657)       (14,268)       (28,033)      (534,769)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 3,627,555      3,800,804        745,503      1,008,806     24,818,625
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   3,382,271      5,588,524        723,839      1,059,227     24,033,455
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,241,826      5,343,531        913,762      1,428,376     28,796,255
Net transfers(1)                                              7,849,120     15,299,898      2,919,435      2,122,091      9,783,289
Transfers for policy loans                                      (65,713)      (187,130)        (4,823)       (39,237)      (407,958)
Policy charges                                                 (913,196)    (1,269,598)      (146,875)      (350,407)    (6,077,907)
Contract terminations:
   Surrender benefits                                          (582,015)      (821,990)      (108,428)      (236,022)    (4,222,044)
   Death benefits                                               (18,806)       (16,423)            --         (4,517)       (65,066)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               11,511,216     18,348,288      3,573,071      2,920,284     27,806,569
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              11,415,134     15,346,742      1,260,910      3,935,002     89,327,339
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 26,308,621   $ 39,283,554   $  5,557,820   $  7,914,513   $141,167,363
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       29,572,798     17,180,619      2,364,997      5,364,212    134,661,364
Contract purchase payments                                   12,376,769      5,279,904      1,500,083      1,805,588     39,538,218
Net transfers(1)                                             18,457,691     15,326,763      4,729,509      2,695,902     13,309,695
Transfers for policy loans                                     (147,475)      (177,538)        (6,089)       (50,382)      (533,873)
Policy charges                                               (2,181,017)    (1,346,869)      (270,150)      (457,650)    (8,566,675)
Contract terminations:
   Surrender benefits                                        (1,406,074)      (798,002)      (178,216)      (298,751)    (5,849,285)
   Death benefits                                               (42,635)       (16,488)            --         (5,693)       (88,863)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             56,630,057     35,448,389      8,140,134      9,053,226    172,470,581
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                       AXP VP          AXP VP         AXP VP
                                                             PTNRS SM        AXP VP         SHORT          SM CAP        STRATEGY
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      CAP VAL        S&P 500       DURATION         ADV            AGGR
OPERATIONS
Investment income (loss) -- net                            $     (5,444)  $     73,669   $    354,039   $    (93,069)  $    (56,192)
Net realized gain (loss) on sales of investments                  1,199        (79,454)         9,098         36,919       (259,707)
Distributions from capital gains                                 23,334             --        124,712             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   240,042      6,070,571       (342,293)     4,233,092      1,835,318
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     259,131      6,064,786        145,556      4,176,942      1,519,419
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      740,524      5,470,370      6,769,785      2,409,495      1,742,876
Net transfers(1)                                                908,639      7,042,998      3,321,223      4,725,898        129,149
Transfers for policy loans                                       (1,510)      (125,133)      (187,505)        (6,013)       (38,592)
Policy charges                                                  (57,390)    (1,168,311)    (1,987,913)      (464,010)      (383,003)
Contract terminations:
   Surrender benefits                                              (810)    (1,156,865)    (1,211,997)      (284,505)      (215,372)
   Death benefits                                                    --        (18,957)          (723)            --        (15,675)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,589,453     10,044,102      6,702,870      6,380,865      1,219,383
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  71,306     16,778,603     18,644,611      6,438,491      5,056,825
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,919,890   $ 32,887,491   $ 25,493,037   $ 16,996,298   $  7,795,627
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           88,236     27,756,744     15,723,672      8,488,884     13,006,846
Contract purchase payments                                      765,886      8,216,966      5,688,455      2,681,149      4,030,912
Net transfers(1)                                                945,464     10,622,303      2,860,258      4,971,177        187,277
Transfers for policy loans                                       (1,477)      (178,932)      (157,245)        (7,489)       (89,831)
Policy charges                                                  (58,329)    (1,760,725)    (1,726,719)      (536,209)      (889,480)
Contract terminations:
   Surrender benefits                                              (780)    (1,730,277)    (1,018,501)      (304,460)      (500,630)
   Death benefits                                                    --        (27,744)          (609)            --        (36,831)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,739,000     42,898,335     21,369,311     15,293,052     15,708,263
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AIM VI         AIM VI        AIM VI
                                                               THDL           THDL         CAP APPR,      CAP APPR,      CAP DEV,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     EMER MKTS        INTL           SER I         SER II         SER I
OPERATIONS
Investment income (loss) -- net                            $     16,934   $        698   $    (69,972)  $     (2,181)  $    (57,437)
Net realized gain (loss) on sales of investments                 (1,142)       (35,719)      (116,628)           362        (35,196)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   637,742        512,507      2,173,513         70,161      2,022,559
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     653,534        477,486      1,986,913         68,342      1,929,926
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      496,301        516,428      2,195,099        240,155      1,359,819
Net transfers(1)                                                859,784        709,331        992,633        395,063      1,078,311
Transfers for policy loans                                      (12,845)       (22,310)       (43,176)            --        (11,673)
Policy charges                                                  (72,905)       (96,832)      (389,071)       (27,106)      (260,119)
Contract terminations:
   Surrender benefits                                           (45,758)       (50,144)      (222,481)        (1,091)      (171,282)
   Death benefits                                                    --         (1,560)        (9,615)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,224,577      1,054,913      2,523,389        607,021      1,995,056
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,192,898      1,335,414      5,944,889         26,692      4,858,222
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,071,009   $  2,867,813   $ 10,455,191   $    702,055   $  8,783,204
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,680,260      2,713,240     11,892,756         32,764      6,829,108
Contract purchase payments                                      608,854        986,198      3,971,721        250,963      1,700,498
Net transfers(1)                                              1,008,891      1,212,903      1,635,227        418,896      1,247,277
Transfers for policy loans                                      (16,271)       (39,838)       (75,046)            --        (13,859)
Policy charges                                                 (110,555)      (185,553)      (707,908)       (28,382)      (345,850)
Contract terminations:
   Surrender benefits                                           (61,060)       (93,284)      (404,539)        (1,126)      (213,420)
   Death benefits                                                    --         (2,642)       (17,849)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,110,119      4,591,024     16,294,362        673,115      9,203,754
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AIM VI         AIM VI        AIM VI         AIM VI
                                                             CAP DEV,       CORE EQ,         DYN,        FIN SERV,        TECH,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      SER II          SER I         SER I          SER I          SER I
OPERATIONS
Investment income (loss) -- net                            $       (731)  $    298,087   $       (575)  $        137   $       (799)
Net realized gain (loss) on sales of investments                    138     (9,776,551)           829          2,405          3,053
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    26,922     71,514,410         20,254         17,760         24,939
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      26,329     62,035,946         20,508         20,302         27,193
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       85,448     44,712,664         50,881         44,483         53,617
Net transfers(1)                                                107,944    (27,957,900)        95,241         89,610        139,401
Transfers for policy loans                                           --     (1,181,796)             5           (725)            --
Policy charges                                                   (8,380)   (17,324,397)        (5,144)        (5,340)        (5,443)
Contract terminations:
    Surrender benefits                                              (12)   (14,908,593)            --           (901)            --
    Death benefits                                                   --       (184,691)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  185,000    (16,844,713)       140,983        127,127        187,575
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  18,885    278,192,718         18,919             --         20,084
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    230,214   $323,383,951   $    180,410   $    147,429   $    234,852
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           24,787    244,397,869         24,141             --         29,212
Contract purchase payments                                       94,255     36,816,261         52,384         46,488         60,151
Net transfers(1)                                                115,861    (22,789,592)        97,291         97,904        153,768
Transfers for policy loans                                           --       (948,439)            (2)          (767)            --
Policy charges                                                   (9,098)   (14,752,575)        (5,259)        (5,447)        (5,888)
Contract terminations:
    Surrender benefits                                              (12)   (12,155,373)            --           (879)            --
    Death benefits                                                   --       (164,082)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                225,793    230,404,069        168,555        137,299        237,243
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AB VP          AB VP          AC VP          AC VP          AC VP
                                                            GRO & INC,     INTL VAL,        INTL,          INTL,           VAL,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       CL B          CL B           CL I           CL II          CL I
OPERATIONS
Investment income (loss) -- net                            $     (1,900)  $     (3,624)  $    (32,598)  $     (1,674)  $     58,488
Net realized gain (loss) on sales of investments                  1,329          3,462        (43,072)         1,103        (33,364)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   149,060        216,914      3,358,962         77,637     17,087,309
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     148,489        216,752      3,283,292         77,066     17,112,433
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      418,728        499,280      3,288,309        276,021     12,360,918
Net transfers(1)                                                987,152        941,148      1,575,725        377,078      5,885,744
Transfers for policy loans                                          (26)        (2,335)       (34,840)        (1,564)      (322,686)
Policy charges                                                  (35,392)       (41,394)      (547,234)       (24,176)    (2,861,371)
Contract terminations:
    Surrender benefits                                             (278)          (135)      (359,541)          (484)    (2,260,889)
    Death benefits                                                   --             --             --             --         (9,905)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,370,184      1,396,564      3,922,419        626,875     12,791,811
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  35,000         57,811     10,871,673         19,772     53,869,187
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,553,673   $  1,671,127   $ 18,077,384   $    723,713   $ 83,773,431
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           44,789         69,659     21,649,961         24,388     53,829,570
Contract purchase payments                                      447,725        472,522      6,267,496        308,882     11,475,747
Net transfers(1)                                              1,063,427        910,597      3,088,942        420,484      5,334,497
Transfers for policy loans                                          (28)        (2,088)       (64,953)        (1,612)      (291,076)
Policy charges                                                  (37,815)       (39,266)    (1,080,864)       (26,955)    (2,706,918)
Contract terminations:
    Surrender benefits                                             (290)          (131)      (673,098)          (520)    (2,075,491)
    Death benefits                                                   --             --             --             --         (9,091)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,517,808      1,411,293     29,187,484        724,667     65,557,238
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                                         EG VA
                                                              AC VP        CALVERT VS        CS             CS         FUNDAMENTAL
                                                               VAL,          SOCIAL        MID-CAP         SM CAP        LG CAP,
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    CL II            BAL           GRO            GRO          CL 2(2)
OPERATIONS
Investment income (loss) -- net                            $     (5,054)  $     44,379   $    (17,338)  $   (166,966)  $        704
Net realized gain (loss) on sales of investments                  1,833        (12,881)       (46,976)      (864,949)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   310,132        489,915        710,969      8,164,936          8,040
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     306,911        521,413        646,655      7,133,021          8,745
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      877,666        804,010        459,400      3,644,424         17,883
Net transfers(1)                                              1,285,729        917,564        856,307       (284,922)       176,560
Transfers for policy loans                                       (1,611)          (369)       (13,069)       (68,812)            --
Policy charges                                                  (71,022)      (143,860)       (86,826)      (886,113)        (1,453)
Contract terminations:
    Surrender benefits                                             (577)      (177,369)       (40,947)      (591,845)            --
    Death benefits                                                   --             --        (10,360)        (1,661)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,090,185      1,399,976      1,164,505      1,811,071        192,990
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 150,429      2,115,617      1,281,855     14,650,684             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,547,525   $  4,037,006   $  3,093,015   $ 23,594,776   $    201,735
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          174,740      2,711,762      2,255,579     19,146,292             --
Contract purchase payments                                      893,827        957,435        680,270      4,052,748         19,543
Net transfers(1)                                              1,325,715      1,088,268      1,115,900       (530,807)       196,671
Transfers for policy loans                                       (1,547)            96        (19,201)       (66,615)            --
Policy charges                                                  (72,231)      (171,273)      (127,973)      (984,206)        (1,587)
Contract terminations:
    Surrender benefits                                             (576)      (210,447)       (62,125)      (670,558)            --
    Death benefits                                                   --             --        (13,111)        (1,764)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,319,928      4,375,841      3,829,339     20,945,090        214,627
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP        FID VIP        FID VIP         FID VIP
                                                            GRO & INC,     GRO & INC,      MID CAP,       MID CAP,       OVERSEAS,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     SERV CL       SERV CL 2       SERV CL       SERV CL 2        SERV CL
OPERATIONS
Investment income (loss) -- net                            $    (30,308)  $    (11,765)  $   (477,355)  $    (13,583)  $    (32,249)
Net realized gain (loss) on sales of investments                 (1,198)           287          9,802            208        (54,927)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                11,077,776        323,575     26,370,142        695,709      4,092,987
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  11,046,270        312,097     25,902,589        682,334      4,005,811
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   12,384,532      1,941,097     16,514,850      1,628,744      2,652,110
Net transfers(1)                                             22,435,079      2,561,692     17,815,480      2,531,439      3,831,300
Transfers for policy loans                                     (227,403)        (7,966)      (312,433)        (2,761)       (29,748)
Policy charges                                               (2,309,283)      (148,777)    (3,111,298)      (143,915)      (434,348)
Contract terminations:
    Surrender benefits                                       (1,765,884)        (2,586)    (2,368,348)        (3,526)      (342,167)
    Death benefits                                              (19,839)            --        (35,785)            --         (7,301)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               30,497,202      4,343,460     28,502,466      4,009,981      5,669,846
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              35,778,638         66,384     53,068,324        138,785      6,848,293
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 77,322,110   $  4,721,941   $107,473,379   $  4,831,100   $ 16,523,950
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       48,404,887         74,572     52,717,294        162,547     12,600,509
Contract purchase payments                                   15,158,643      1,889,807     14,878,176      1,600,386      4,362,797
Net transfers(1)                                             27,231,147      2,526,537     15,503,002      2,514,772      5,786,184
Transfers for policy loans                                     (277,004)        (7,669)      (274,737)        (2,647)       (40,353)
Policy charges                                               (2,929,175)      (144,895)    (2,919,452)      (142,149)      (720,212)
Contract terminations:
    Surrender benefits                                       (2,164,370)        (2,501)    (2,107,215)        (3,237)      (553,256)
    Death benefits                                              (23,078)            --        (29,926)            --        (13,238)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             85,401,050      4,335,851     77,767,142      4,129,672     21,422,431
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP         FTVIPT         FTVIPT         FTVIPT        FTVIPT
                                                            OVERSEAS,      FRANK REAL      FRANK SM     MUTUAL SHARES    TEMP FOR
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    SERV CL 2      EST, CL 2     CAP VAL, CL 2    SEC, CL 2     SEC, CL 2
OPERATIONS
Investment income (loss) -- net                            $     (2,508)  $    467,762   $    (88,198)  $       (621)  $    207,364
Net realized gain (loss) on sales of investments                    581         35,389         13,829          1,483        (49,853)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   151,383      8,854,043      3,907,847         85,741      7,907,273
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     149,456      9,357,194      3,833,478         86,603      8,064,784
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      440,798      7,544,151      2,939,253        271,070      5,836,116
Net transfers(1)                                                488,272      7,315,866      2,049,414        577,522      6,799,128
Transfers for policy loans                                       (1,604)      (158,814)       (87,221)            --       (114,367)
Policy charges                                                  (32,434)    (1,310,716)      (571,367)       (22,471)    (1,042,824)
Contract terminations:
    Surrender benefits                                             (794)    (1,010,535)      (475,510)          (176)      (731,701)
    Death benefits                                                   --        (13,614)       (10,380)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  894,238     12,366,338      3,844,189        825,945     10,746,352
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  19,910     21,320,133      9,772,500         34,115     19,316,039
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,063,604   $ 43,043,665   $ 17,450,167   $    946,663   $ 38,127,175
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           25,965     17,026,636      8,487,677         41,228     26,610,114
Contract purchase payments                                      478,531      5,253,645      2,368,902        288,111      7,434,215
Net transfers(1)                                                511,463      5,055,886      1,640,877        617,195      8,489,579
Transfers for policy loans                                       (1,600)      (106,435)       (68,998)            --       (146,382)
Policy charges                                                  (34,918)      (953,269)      (463,501)       (23,863)    (1,376,399)
Contract terminations:
    Surrender benefits                                             (797)      (714,651)      (382,577)          (180)      (925,771)
    Death benefits                                                   --        (10,385)        (7,890)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                978,644     25,551,427     11,574,490        922,491     40,085,356
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              GS VIT        GS VIT         GS VIT          JANUS          JANUS
                                                           CORE SM CAP     CORE U.S.       MID CAP      ASPEN GLOBAL    ASPEN INTL
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        EQ            EQ             VAL         TECH, SERV      GRO, SERV
OPERATIONS
Investment income (loss) -- net                            $    (43,488)  $     (3,894)  $     63,897   $    (55,224)  $     16,625
Net realized gain (loss) on sales of investments                  5,503        (53,043)        (9,080)      (517,688)      (643,246)
Distributions from capital gains                                272,627             --        623,888             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,381,750      3,164,105     11,342,732      2,837,014      7,319,749
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,616,392      3,107,168     12,021,437      2,264,102      6,693,128
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,641,645      2,896,094     10,927,238      1,606,495      5,251,568
Net transfers(1)                                                637,355      2,430,746      8,370,857       (311,271)    (2,982,881)
Transfers for policy loans                                       (5,337)       (37,157)      (183,759)       (72,182)       (99,146)
Policy charges                                                 (293,361)      (501,088)    (1,956,876)      (312,915)    (1,040,495)
Contract terminations:
    Surrender benefits                                         (176,679)      (423,762)    (1,573,464)      (213,766)      (697,123)
    Death benefits                                                 (343)        (6,197)       (13,502)          (348)       (26,480)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,803,280      4,358,636     15,570,494        696,013        405,443
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,020,373      8,707,447     33,964,748      4,639,229     19,225,861
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  9,440,045   $ 16,173,251   $ 61,556,679   $  7,599,344   $ 26,324,432
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,662,269     14,219,530     27,025,236     17,739,916     41,200,191
Contract purchase payments                                    1,617,906      4,317,446      8,028,702      5,229,584     10,541,181
Net transfers(1)                                                558,860      3,516,811      6,235,665     (1,037,105)    (5,679,068)
Transfers for policy loans                                      (11,902)       (54,740)      (131,360)      (208,492)      (182,670)
Policy charges                                                 (300,220)      (767,670)    (1,493,441)    (1,021,608)    (2,114,522)
Contract terminations:
    Surrender benefits                                         (168,366)      (638,077)    (1,160,572)      (681,677)    (1,402,906)
    Death benefits                                                 (342)        (9,677)       (10,561)        (1,268)       (51,807)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,358,205     20,583,623     38,493,669     20,019,350     42,310,399
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                           JANUS ASPEN       LAZARD         MFS             MFS            MFS
                                                           MID CAP GRO,      RETIRE     INV GRO STOCK,    NEW DIS,      UTILITIES,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      SERV           INTL EQ       SERV CL        SERV CL        SERV CL
OPERATIONS
Investment income (loss) -- net                            $    (82,636)  $    (60,916)  $   (171,684)  $   (195,247)  $       (145)
Net realized gain (loss) on sales of investments               (571,102)           (13)       (89,298)      (101,423)           511
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 3,299,966      3,339,474      3,935,451      6,404,996         18,855
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,646,228      3,278,545      3,674,469      6,108,326         19,221
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,216,377      2,951,150      4,695,391      5,394,004         46,471
Net transfers(1)                                             (1,039,723)     7,547,484      2,671,234        400,948         89,623
Transfers for policy loans                                      (87,693)       (35,930)       (97,741)       (79,601)            --
Policy charges                                                 (478,934)      (388,444)      (891,607)    (1,007,033)        (5,238)
Contract terminations:
    Surrender benefits                                         (302,024)      (223,570)      (418,198)      (678,269)            --
    Death benefits                                                 (271)       (13,434)        (3,937)       (13,395)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  307,732      9,837,256      5,955,142      4,016,654        130,856
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,587,482      6,149,208     14,667,595     16,607,367          2,283
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,541,442   $ 19,265,009   $ 24,297,206   $ 26,732,347   $    152,360
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       23,672,628      9,601,053     29,771,097     27,078,674          2,578
Contract purchase payments                                    6,139,796      4,213,780      8,652,075      7,795,506         43,437
Net transfers(1)                                             (2,738,367)    10,768,044      4,812,370        673,045         86,988
Transfers for policy loans                                     (231,495)       (51,883)      (176,482)      (105,176)            --
Policy charges                                               (1,381,591)      (578,143)    (1,692,075)    (1,495,277)        (4,913)
Contract terminations:
    Surrender benefits                                         (834,929)      (317,833)      (771,999)      (965,745)            --
    Death benefits                                                 (758)       (19,829)        (6,829)       (19,142)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             24,625,284     23,615,189     40,588,157     32,961,885        128,090
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             PIONEER        PIONEER       PUT VT           PUT VT         PUT VT
                                                           EQ INC VCT,      EUROPE     HEALTH SCIENCES,   HI YIELD,      INTL EQ,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     CL II        VCT, CL II       CL IB           CL IB          CL IB
OPERATIONS
Investment income (loss) -- net                           $      2,587   $        (43)  $       (947)   $    872,387   $     (2,520)
Net realized gain (loss) on sales of investments                   650             17          1,959         (28,354)         4,254
Distributions from capital gains                                    --             --             --              --             --
Net change in unrealized appreciation or
  depreciation of investments                                   43,648          2,731         23,918       1,613,573        127,948
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     46,885          2,705         24,930       2,457,606        129,682
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     165,900         12,594        124,505       1,916,606        443,532
Net transfers(1)                                               251,762          6,585        171,330       3,470,743        334,266
Transfers for policy loans                                      (2,083)            --           (239)        (15,084)             9
Policy charges                                                 (12,853)          (960)       (13,076)       (467,010)       (32,210)
Contract terminations:
    Surrender benefits                                          (2,116)            --           (702)       (309,134)        (2,471)
    Death benefits                                                  --             --             --          (6,335)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 400,610         18,219        281,818       4,589,786        743,126
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  8,028             --         12,649       7,300,061         18,607
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    455,523   $     20,924   $    319,397    $ 14,347,453   $    891,415
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           9,683             --         14,694       8,007,626         22,910
Contract purchase payments                                     183,196         13,052        131,295       1,853,326        489,298
Net transfers(1)                                               279,248          7,235        185,074       3,545,385        388,649
Transfers for policy loans                                      (2,265)            --           (254)        (14,106)            (1)
Policy charges                                                 (13,986)        (1,010)       (13,826)       (531,928)       (36,232)
Contract terminations:
    Surrender benefits                                          (2,353)            --           (745)       (304,960)        (2,795)
    Death benefits                                                  --             --             --          (5,737)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               453,523         19,277        316,238      12,549,606        861,829
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT         PUT VT                                       STRONG
                                                           INTL NEW OPP,    NEW OPP,        PUT VT        ROYCE           OPP II,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      CL IB          CL IA       VISTA, CL IB    MICRO-CAP      ADVISOR CL
OPERATIONS
Investment income (loss) -- net                            $    (56,209) $  (1,907,068)  $    (90,021)  $   (483,358)  $     (2,359)
Net realized gain (loss) on sales of investments               (149,017)   (25,657,372)      (404,458)       (42,487)         1,381
Distributions from capital gains                                     --             --             --      2,792,050             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,949,054     84,974,740      3,246,638     19,547,020         89,340
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,743,828     57,410,300      2,752,159     21,813,225         88,362
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,378,962     37,948,710      2,772,572     11,537,274        283,362
Net transfers(1)                                               (546,561)   (30,935,665)    (1,141,155)     9,039,792        429,931
Transfers for policy loans                                      (63,321)      (829,725)       (44,437)      (318,606)            --
Policy charges                                                 (426,123)   (12,964,769)      (509,537)    (2,298,949)       (27,342)
Contract terminations:
    Surrender benefits                                         (266,717)   (10,802,763)      (259,498)    (1,929,972)          (912)
    Death benefits                                                   --        (71,789)            --        (75,359)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,076,240    (17,656,001)       817,945     15,954,180        685,039
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,410,702    188,118,825      8,007,962     38,595,459         44,387
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 11,230,770  $ 227,873,124   $ 11,578,066   $ 76,362,864   $    817,788
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       17,014,133    216,998,505     19,518,119     30,315,944         58,344
Contract purchase payments                                    5,059,458     38,950,924      5,973,755      7,853,814        301,072
Net transfers(1)                                               (917,910)   (30,799,182)    (2,354,934)     5,566,782        464,494
Transfers for policy loans                                     (130,921)      (802,464)       (90,905)      (210,713)            --
Policy charges                                                 (925,153)   (13,546,881)    (1,101,350)    (1,612,193)       (29,303)
Contract terminations:
    Surrender benefits                                         (568,312)   (10,859,334)      (561,707)    (1,291,326)          (945)
    Death benefits                                                   --        (75,281)            --        (47,284)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             19,531,295    199,866,287     21,382,978     40,575,024        793,662
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              THIRD         WANGER          WANGER        WF ADV          WF ADV
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     AVE VAL      INTL SM CAP     U.S. SM CO    ASSET ALLOC     INTL CORE
OPERATIONS
Investment income (loss) -- net                            $   (470,830)  $   (102,877)  $   (313,235)  $      1,876   $       (185)
Net realized gain (loss) on sales of investments                 35,887        (13,440)        (5,894)           588            575
Distributions from capital gains                              1,292,241             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                22,925,988      6,865,655     12,594,975         33,294         13,217
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  23,783,286      6,749,338     12,275,846         35,758         13,607
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   13,096,733      4,244,262      8,688,999        102,713         37,710
Net transfers(1)                                              6,408,985      5,715,505     12,462,640        329,325         90,262
Transfers for policy loans                                     (315,368)       (77,723)      (161,479)            --         (1,162)
Policy charges                                               (2,688,455)      (619,869)    (1,434,359)       (14,446)        (4,365)
Contract terminations:
    Surrender benefits                                       (2,438,290)      (382,048)    (1,163,756)          (174)          (256)
    Death benefits                                              (11,336)       (11,514)        (3,354)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               14,052,269      8,868,613     18,388,691        417,418        122,189
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              50,192,815     10,436,642     22,248,432         19,352          1,399
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 88,028,370   $ 26,054,593   $ 52,912,969   $    472,528   $    137,195
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       39,899,629     21,097,274     23,134,139         21,834          1,777
Contract purchase payments                                    9,123,721      7,341,616      7,608,272        102,288         42,897
Net transfers(1)                                              4,334,824      9,161,620     10,481,441        331,168         95,373
Transfers for policy loans                                     (209,567)      (121,574)      (134,598)            --         (1,169)
Policy charges                                               (1,954,501)    (1,112,352)    (1,323,143)       (14,487)        (4,846)
Contract terminations:
    Surrender benefits                                       (1,647,672)      (651,561)      (999,769)          (175)          (259)
    Death benefits                                               (7,645)       (21,193)        (3,308)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             49,538,789     35,693,830     38,763,034        440,628        133,773
===================================================================================================================================

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

                                                             SEGREGATED
                                                                ASSET
                                                             SUBACCOUNT
                                                            ------------
                                                               WF ADV
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     SM CAP GRO
OPERATIONS
Investment income (loss) -- net                             $     (1,004)
Net realized gain (loss) on sales of investments                     554
Distributions from capital gains                                      --
Net change in unrealized appreciation or
  depreciation of investments                                     42,274
------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       41,824
========================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       156,666
Net transfers(1)                                                 204,092
Transfers for policy loans                                            --
Policy charges                                                   (13,077)
Contract terminations:
    Surrender benefits                                                --
    Death benefits                                                    --
------------------------------------------------------------------------
Increase (decrease) from contract transactions                   347,681
------------------------------------------------------------------------
Net assets at beginning of year                                    1,317
------------------------------------------------------------------------
Net assets at end of year                                   $    390,822
========================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             1,807
Contract purchase payments                                       167,694
Net transfers(1)                                                 225,136
Transfers for policy loans                                            --
Policy charges                                                   (14,229)
Contract terminations:
    Surrender benefits                                                --
    Death benefits                                                    --
------------------------------------------------------------------------
Units outstanding at end of year                                 380,408
========================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

(2)  For the period Dec. 8, 2003 (commencement of operations) to Dec. 31, 2003.

See accompanying notes to financial statements.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law as a segregated asset account of IDS Life. The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Variable Account is used as a funding vehicle for individual variable life insurance policies issued by IDS Life. The following is a list of each variable life insurance product funded through the Variable Account.

American Express(R) Single Premium Variable Life
American Express(R) Succession Select Variable Life Insurance
American Express(R) Variable Second-To-Die Life Insurance*
American Express(R) Variable Universal Life Insurance
American Express(R) Variable Universal Life III
American Express(R) Variable Universal Life IV
American Express(R) Variable Universal Life IV - Estate Series
IDS Life Single Premium Variable Life Insurance Policy (IDSL SPVL)*

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds). The Funds are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT               FORMER SUBACCOUNT     FUND
---------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                FCM            AXP(R) Variable Portfolio - Cash Management Fund(1)
AXP VP Div Bond                 FBD            AXP(R) Variable Portfolio - Diversified Bond Fund(2)
AXP VP Div Eq Inc               FDE            AXP(R) Variable Portfolio - Diversified Equity Income Fund(3)
AXP VP Eq Select                FES            AXP(R) Variable Portfolio - Equity Select Fund
AXP VP Global Bond              FGB            AXP(R) Variable Portfolio - Global Bond Fund
AXP VP Gro                      FGR            AXP(R) Variable Portfolio - Growth Fund
AXP VP Hi Yield Bond            FEX            AXP(R) Variable Portfolio - High Yield Bond Fund
AXP VP Lg Cap Eq                FCR            AXP(R) Variable Portfolio - Large Cap Equity Fund(4)
                                                  (previously AXP(R) Variable Portfolio - Capital Resource Fund)
AXP VP Managed                  FMF            AXP(R) Variable Portfolio - Managed Fund(5)
AXP VP New Dim                  FND            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP VP Ptnrs Sm Cap Val         FPS            AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP VP S&P 500                  FIV            AXP(R) Variable Portfolio - S&P 500 Index Fund
AXP VP Short Duration           FFI            AXP(R) Variable Portfolio - Short Duration U.S. Government Fund(6)
AXP VP Sm Cap Adv               FSM            AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP VP Strategy Aggr            FSA            AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP VP THDL Emer Mkts           FEM            AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund
                                                  (previously AXP(R) Variable Portfolio - Emerging Markets Fund)
AXP VP THDL Intl                FIE            AXP(R) Variable Portfolio - Threadneedle International Fund(7)
                                                  (previously AXP(R) Variable Portfolio - International Fund)
AIM VI Cap Appr, Ser I          FCA            AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II         FAC            AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I           FCD            AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II          FAD            AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I           FGI            AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I               FID            AIM V.I. Dynamics Fund, Series I Shares
                                                  (previously INVESCO VIF - Dynamics Fund, Series I Shares)
AIM VI Fin Serv, Ser I          FFS            AIM V.I. Financial Services Fund, Series I Shares
                                                  (previously INVESCO VIF - Financial Services Fund, Series I Shares)
AIM VI Tech, Ser I              FTC            AIM V.I. Technology Fund, Series I Shares(8)
                                                  (previously INVESCO VIF - Technology Fund, Series I Shares)
AB VP Gro & Inc, Cl B           FAL            AllianceBernstein VP Growth and Income Portfolio (Class B)
AB VP Intl Val, Cl B            FAB            AllianceBernstein VP International Value Portfolio (Class B)
AC VP Intl, Cl I                FIR            American Century(R) VP International, Class I
AC VP Intl, Cl II               FAI            American Century(R) VP International, Class II

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

SUBACCOUNT               FORMER SUBACCOUNT     FUND
---------------------------------------------------------------------------------------------------------------------
AC VP Val, Cl I                 FVL            American Century(R) VP Value, Class I
AC VP Val, Cl II                FAV            American Century(R) VP Value, Class II
Calvert VS Social Bal           FSB            Calvert Variable Series, Inc. Social Balanced Portfolio
CS Mid-Cap Gro                  FEG            Credit Suisse Trust - Mid-Cap Growth Portfolio
CS Sm Cap Gro                   FSC            Credit Suisse Trust - Small Cap Growth Portfolio
EG VA Fundamental Lg Cap, Cl 2  FCG            Evergreen VA Fundamental Large Cap Fund - Class 2(9)
                                                  (previously Evergreen VA Growth and Income Fund - Class 2)
Fid VIP Gro & Inc, Serv Cl      FGC            Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2    FFG            Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl        FMP            Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2      FFM            Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl       FOS            Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2     FFO            Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Real Est, Cl 2     FRE            FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2   FSV            FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2  FMS            FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2       FIF            FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Core Sm Cap Eq           FSE            Goldman Sachs VIT CORE(SM) Small Cap Equity Fund
GS VIT Core U.S. Eq             FUE            Goldman Sachs VIT CORE(SM) U.S. Equity Fund
GS VIT Mid Cap Val              FMC            Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Global Tech, Serv   FGT            Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv      FIG            Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv   FAG            Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq           FIP            Lazard Retirement International Equity Portfolio
MFS Inv Gro Stock, Serv Cl      FGW            MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl            FDS            MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl          FUT            MFS(R) Utilities Series - Service Class
Pioneer Eq Inc VCT, Cl II       FPE            Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Europe VCT, Cl II       FEU            Pioneer Europe VCT Portfolio - Class II Shares
Put VT Health Sciences, Cl IB   FHS            Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IB          FPH            Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB           FPI            Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB      FIN            Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA           FNO            Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB             FVS            Putnam VT Vista Fund - Class IB Shares
Royce Micro-Cap                 FMI            Royce Micro-Cap Portfolio
Strong Opp II, Advisor Cl       FSO            Strong Opportunity Fund II - Advisor Class(10)
Third Ave Val                   FVA            Third Avenue Value Portfolio
Wanger Intl Sm Cap              FIC            Wanger International Small Cap
Wanger U.S. Sm Co               FSP            Wanger U.S. Smaller Companies
WF Adv Asset Alloc              FAA            Wells Fargo Advantage Asset Allocation Fund
WF Adv Intl Core                FWI            Wells Fargo Advantage International Core Fund
                                                  (previously Wells Fargo VT International Equity Fund)
WF Adv Sm Cap Gro               FWS            Wells Fargo Advantage Small Cap Growth Fund

(1) IDS Life Series Fund - Money Market Portfolio merged into AXP(R) Variable Portfolio - Cash Management Fund on July 9, 2004.

(2) IDS Life Series Fund - Income Portfolio merged into AXP(R) Variable Portfolio - Diversified Bond Fund on July 9, 2004.

(3) IDS Life Series Fund - Equity Income Portfolio merged into AXP(R) Variable Portfolio - Diversified Equity Income Fund on July 9, 2004.

(4) IDS Life Series Fund - Equity Portfolio, AXP(R) Variable Portfolio - Blue Chip Advantage Fund and AXP(R) Variable Portfolio - Stock Fund merged into AXP(R) Variable Portfolio - Large Cap Equity Fund on July 9, 2004.

(5) IDS Life Series Fund - Managed Portfolio merged into AXP(R) Variable Portfolio - Managed Fund on July 9, 2004.

(6) IDS Life Series Fund - Government Securities Portfolio merged into AXP(R) Variable Portfolio - Short Duration U.S. Government Fund on July 9, 2004.

(7) IDS Life Series Fund - International Equity Portfolio merged into AXP(R) Variable Portfolio - Threadneedle International Fund on July 9, 2004.

(8) INVESCO VIF - Telecommunications Fund merged into AIM V.I. Technology Fund, Series I Shares on April 30, 2004.

(9) Evergreen VA Capital Growth Fund - Class 2 merged into Evergreen VA Growth and Income Fund - Class 2 on Dec. 8, 2003.

(10) Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund.

The 2004 Trust matured on Nov.15, 2004 and is no longer available for investment.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as the distributor of the variable life insurance policies.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of AEFC. AEFC is the parent company of IDS Life.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of IDS Life.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Variable Account for federal income taxes. IDS Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain items in the financial statements for the period ending Dec. 31, 2003 have been reclassified to conform to the 2004 presentation. Each subaccount of the Variable Account may have multiple unit values to reflect the daily charge deducted for each combination of mortality and expense fee and optional riders selected. The change in the financial statement disclosure had no impact on the contract holders.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.5% or 0.9% of the average daily net assets of each subaccount depending on the product selected.

IDS Life also deducts a daily minimum death benefit guarantee risk charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount offered by the IDSL SPVL product. This charge compensates IDS Life for the risk it assumes by providing a guaranteed minimum death benefit.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee may be deducted each month to reimburse IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

IDS Life deducts a premium expense charge from each premium payment. It partially compensates IDS Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $20,712,481 in 2004 and $19,881,432 in 2003. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to AEFC, an affiliate of IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                           PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                               0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.560% to 0.470%
AXP(R) Variable Portfolio - Equity Select Fund                                  0.650% to 0.560%
AXP(R) Variable Portfolio - Global Bond Fund                                    0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                         0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                                0.620% to 0.545%
AXP(R) Variable Portfolio - Large Cap Equity Fund                               0.630% to 0.570%
AXP(R) Variable Portfolio - Managed Fund                                        0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                  0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                 0.610% to 0.535%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                            0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                            0.650% to 0.575%
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                  1.170% to 1.095%
AXP(R) Variable Portfolio - Threadneedle International Fund                     0.870% to 0.795%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Diversified Equity Income Fund AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - Large Cap Equity Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund AXP(R) Variable Portfolio - Threadneedle International Fund

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                               0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.040% to 0.020%
AXP(R) Variable Portfolio - Equity Select Fund                                  0.060% to 0.030%
AXP(R) Variable Portfolio - Global Bond Fund                                    0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                         0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                                0.050% to 0.025%
AXP(R) Variable Portfolio - Large Cap Equity Fund                               0.050% to 0.030%
AXP(R) Variable Portfolio - Managed Fund                                        0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                  0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                 0.050% to 0.025%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                            0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                            0.060% to 0.035%
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                  0.100% to 0.050%
AXP(R) Variable Portfolio - Threadneedle International Fund                     0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2004 were as follows:

SUBACCOUNT                            FUND                                                                           PURCHASES
--------------------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                      AXP(R) Variable Portfolio - Cash Management Fund                             $  79,949,103
AXP VP Div Bond                       AXP(R) Variable Portfolio - Diversified Bond Fund                               88,718,738
AXP VP Div Eq Inc                     AXP(R) Variable Portfolio - Diversified Equity Income Fund                      72,132,360
AXP VP Eq Select                      AXP(R) Variable Portfolio - Equity Select Fund                                   2,244,116
AXP VP Global Bond                    AXP(R) Variable Portfolio - Global Bond Fund                                     8,322,225
AXP VP Gro                            AXP(R) Variable Portfolio - Growth Fund                                          5,873,423
AXP VP Hi Yield Bond                  AXP(R) Variable Portfolio - High Yield Bond Fund                                21,140,576
AXP VP Lg Cap Eq                      AXP(R) Variable Portfolio - Large Cap Equity Fund                              559,655,979
AXP VP Managed                        AXP(R) Variable Portfolio - Managed Fund                                       353,826,974
AXP VP New Dim                        AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              18,722,005
AXP VP Ptnrs Sm Cap Val               AXP(R) Variable Portfolio - Partners Small Cap Value Fund                        5,378,163
AXP VP S&P 500                        AXP(R) Variable Portfolio - S&P 500 Index Fund                                  14,272,041
AXP VP Short Duration                 AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                 28,547,824
AXP VP Sm Cap Adv                     AXP(R) Variable Portfolio - Small Cap Advantage Fund                            10,028,835
AXP VP Strategy Aggr                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                               969,854
AXP VP THDL Emer Mkts                 AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                   6,345,340
AXP VP THDL Intl                      AXP(R) Variable Portfolio - Threadneedle International Fund                    181,612,396
AIM VI Cap Appr, Ser I                AIM V.I. Capital Appreciation Fund, Series I Shares                              5,580,265
AIM VI Cap Appr, Ser II               AIM V.I. Capital Appreciation Fund, Series II Shares                             2,817,285
AIM VI Cap Dev, Ser I                 AIM V.I. Capital Development Fund, Series I Shares                               3,193,928
AIM VI Cap Dev, Ser II                AIM V.I. Capital Development Fund, Series II Shares                              1,131,179
AIM VI Core Eq, Ser I                 AIM V.I. Core Equity Fund, Series I Shares                                       8,727,952
AIM VI Dyn, Ser I                     AIM V.I. Dynamics Fund, Series I Shares                                            292,300
AIM VI Fin Serv, Ser I                AIM V.I. Financial Services Fund, Series I Shares                                  286,256
AIM VI Tech, Ser I                    AIM V.I. Technology Fund, Series I Shares                                          446,785
AB VP Gro & Inc, Cl B                 AllianceBernstein VP Growth and Income Portfolio (Class B)                       4,350,211
AB VP Intl Val, Cl B                  AllianceBernstein VP International Value Portfolio (Class B)                     5,006,196
AC VP Intl, Cl I                      American Century(R) VP International, Class I                                    4,166,486
AC VP Intl, Cl II                     American Century(R) VP International, Class II                                   2,128,709
AC VP Val, Cl I                       American Century(R) VP Value, Class I                                           14,642,461
AC VP Val, Cl II                      American Century(R) VP Value, Class II                                           5,942,482
Calvert VS Social Bal                 Calvert Variable Series, Inc. Social Balanced Portfolio                          2,153,417
CS Mid-Cap Gro                        Credit Suisse Trust - Mid-Cap Growth Portfolio                                   1,140,122
CS Sm Cap Gro                         Credit Suisse Trust - Small Cap Growth Portfolio                                 1,439,760
EG VA Fundamental Lg Cap, Cl 2        Evergreen VA Fundamental Large Cap Fund - Class 2                                  725,912
Fid VIP Gro & Inc, Serv Cl            Fidelity(R) VIP Growth & Income Portfolio Service Class                         23,643,322

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

SUBACCOUNT                            FUND                                                                           PURCHASES
--------------------------------------------------------------------------------------------------------------------------------
Fid VIP Gro & Inc, Serv Cl 2          Fidelity(R) VIP Growth & Income Portfolio Service Class 2                    $  10,867,292
Fid VIP Mid Cap, Serv Cl              Fidelity(R) VIP Mid Cap Portfolio Service Class                                 34,557,382
Fid VIP Mid Cap, Serv Cl 2            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                               13,597,546
Fid VIP Overseas, Serv Cl             Fidelity(R) VIP Overseas Portfolio Service Class                                13,433,453
Fid VIP Overseas, Serv Cl 2           Fidelity(R) VIP Overseas Portfolio Service Class 2                               4,824,883
FTVIPT Frank Real Est, Cl 2           FTVIPT Franklin Real Estate Fund - Class 2                                      19,539,942
FTVIPT Frank Sm Cap Val, Cl 2         FTVIPT Franklin Small Cap Value Securities Fund - Class 2                        8,383,151
FTVIPT Mutual Shares Sec, Cl 2        FTVIPT Mutual Shares Securities Fund - Class 2                                   1,871,123
FTVIPT Temp For Sec, Cl 2             FTVIPT Templeton Foreign Securities Fund - Class 2                              10,302,222
GS VIT Core Sm Cap Eq                 Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                 2,473,637
GS VIT Core U.S. Eq                   Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                     20,443,440
GS VIT Mid Cap Val                    Goldman Sachs VIT Mid Cap Value Fund                                            33,009,617
Janus Aspen Global Tech, Serv         Janus Aspen Series Global Technology Portfolio: Service Shares                   1,218,717
Janus Aspen Intl Gro, Serv            Janus Aspen Series International Growth Portfolio: Service Shares                2,964,936
Janus Aspen Mid Cap Gro, Serv         Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                        835,534
Lazard Retire Intl Eq                 Lazard Retirement International Equity Portfolio                                 8,707,692
MFS Inv Gro Stock, Serv Cl            MFS(R) Investors Growth Stock Series - Service Class                             4,980,272
MFS New Dis, Serv Cl                  MFS(R) New Discovery Series - Service Class                                      3,302,380
MFS Utilities, Serv Cl                MFS(R) Utilities Series - Service Class                                            672,174
Pioneer Eq Inc VCT, Cl II             Pioneer Equity Income VCT Portfolio - Class II Shares                            1,008,363
Pioneer Europe VCT, Cl II             Pioneer Europe VCT Portfolio - Class II Shares                                      98,095
Put VT Health Sciences, Cl IB         Putnam VT Health Sciences Fund - Class IB Shares                                   665,541
Put VT Hi Yield, Cl IB                Putnam VT High Yield Fund - Class IB Shares                                      4,908,173
Put VT Intl Eq, Cl IB                 Putnam VT International Equity Fund - Class IB Shares                            1,142,164
Put VT Intl New Opp, Cl IB            Putnam VT International New Opportunities Fund - Class IB Shares                 1,478,877
Put VT New Opp, Cl IA                 Putnam VT New Opportunities Fund - Class IA Shares                               4,364,867
Put VT Vista, Cl IB                   Putnam VT Vista Fund - Class IB Shares                                           1,096,775
Royce Micro-Cap                       Royce Micro-Cap Portfolio                                                       23,625,414
Strong Opp II, Advisor Cl             Strong Opportunity Fund II - Advisor Class                                       1,074,404
Third Ave Val                         Third Avenue Value Portfolio                                                    15,021,913
Wanger Intl Sm Cap                    Wanger International Small Cap                                                  19,831,904
Wanger U.S. Sm Co                     Wanger U.S. Smaller Companies                                                   24,912,446
WF Adv Asset Alloc                    Wells Fargo Advantage Asset Allocation Fund                                      1,088,411
WF Adv Intl Core                      Wells Fargo Advantage International Core Fund                                      353,511
WF Adv Sm Cap Gro                     Wells Fargo Advantage Small Cap Growth Fund                                        773,795

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2004:

                            AXP VP             AXP VP             AXP VP             AXP VP             AXP VP
PRICE LEVEL                CASH MGMT          DIV BOND          DIV EQ INC          EQ SELECT        GLOBAL BOND
                           -------------------------------------------------------------------------------------
0.65%                       $1.00              $1.03              $  --              $  --              $  --
0.90%                        1.06               1.28               1.31               1.13               1.50

                             AXP VP             AXP VP              AXP VP            AXP VP             AXP VP
PRICE LEVEL                    GRO          HI YIELD BOND         LG CAP EQ           MANAGED           NEW DIM
                           -------------------------------------------------------------------------------------
0.65%                       $  --              $  --              $1.06              $1.08              $  --
0.90%                        0.50               1.22               0.72               0.95               0.84

                              AXP VP                               AXP VP              AXP VP            AXP VP
                             PTNRS SM           AXP VP              SHORT             SM CAP           STRATEGY
PRICE LEVEL                   CAP VAL          S&P 500            DURATION              ADV              AGGR
                           -------------------------------------------------------------------------------------
0.65%                       $  --              $  --              $1.00              $  --              $  --
0.90%                        1.31               0.84               1.19               1.31               0.54

                            AXP VP              AXP VP             AIM VI              AIM VI            AIM VI
                             THDL                THDL              CAP APPR,          CAP APPR,         CAP DEV,
PRICE LEVEL                EMER MKTS             INTL               SER I              SER II            SER I
                           -------------------------------------------------------------------------------------
0.65%                       $  --              $  --              $  --              $  --              $  --
0.90%                        1.21               0.73               0.68               1.10               1.09

                              AIM VI            AIM VI             AIM VI              AIM VI            AIM VI
                             CAP DEV,          CORE EQ,             DYN,             FIN SERV,            TECH,
PRICE LEVEL                  SER II             SER I               SER I              SER I             SER I
                           -------------------------------------------------------------------------------------
0.65%                       $  --              $  --              $  --              $  --              $  --
0.90%                        1.16               1.52               1.20               1.16               1.03

                              AB VP              AB VP              AC VP              AC VP              AC VP
                            GRO & INC,          INTL VAL,           INTL,              INTL,               VAL,
PRICE LEVEL                   CL B               CL B               CL I               CL II              CL I
                           -------------------------------------------------------------------------------------
0.65%                       $  --              $  --              $  --              $  --              $  --
0.90%                        1.13               1.47               0.71               1.14               1.45

                              AC VP           CALVERT VS              CS                 CS               EG VA
                               VAL,              SOCIAL            MID-CAP             SM CAP          FUNDAMENTAL
PRICE LEVEL                   CL II               BAL                GRO                GRO           LG CAP, CL 2
                           ---------------------------------------------------------------------------------------
0.65%                       $  --              $  --              $  --              $  --              $  --
0.90%                        1.24               0.99               0.91               1.24               1.01

                             FID VIP            FID VIP            FID VIP            FID VIP            FID VIP
                           GRO & INC,         GRO & INC,           MID CAP,           MID CAP,          OVERSEAS,
PRICE LEVEL                 SERV CL           SERV CL 2            SERV CL           SERV CL 2          SERV CL
                           ---------------------------------------------------------------------------------------
0.65%                       $  --              $  --              $  --              $  --              $  --
0.90%                        0.95               1.14               1.71               1.45               0.87

                             FID VIP             FTVIPT            FTVIPT              FTVIPT            FTVIPT
                            OVERSEAS,         FRANK REAL          FRANK SM         MUTUAL SHARES        TEMP FOR
PRICE LEVEL                SERV CL 2          EST, CL 2           CAP VAL, CL 2      SEC, CL 2          SEC, CL 2
                           ---------------------------------------------------------------------------------------
0.65%                       $  --              $  --              $  --              $  --              $  --
0.90%                        1.22               2.20               1.85               1.15               1.12

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

                    GS VIT       GS VIT     GS VIT      JANUS         JANUS
                 CORE SM CAP   CORE U.S.   MID CAP   ASPEN GLOBAL   ASPEN INTL
PRICE LEVEL           EQ           EQ        VAL      TECH, SERV    GRO, SERV
                 -------------------------------------------------------------
0.65%              $  --        $  --      $  --       $  --         $  --
0.90%               1.48         0.90       2.00        0.38          0.73

                 JANUS ASPEN    LAZARD         MFS          MFS         MFS
                 MID CAP GRO,   RETIRE   INV GRO STOCK,   NEW DIS,   UTILITIES,
PRICE LEVEL          SERV      INTL EQ       SERV CL      SERV CL     SERV CL
                 --------------------------------------------------------------
0.65%               $  --       $  --        $  --         $  --       $  --
0.90%                0.51        0.93         0.65          0.85        1.53

                   PIONEER      PIONEER          PUT VT          PUT VT     PUT VT
                 EQ INC VCT,     EUROPE     HEALTH SCIENCES,   HI YIELD,   INTL EQ,
PRICE LEVEL         CL II      VCT, CL II         CL IB         CL IB       CL IB
                -------------------------------------------------------------------
0.65%              $  --         $  --           $  --           $  --      $  --
0.90%               1.16          1.27            1.07            1.25       1.19

                    PUT VT       PUT VT                                STRONG
                INTL NEW OPP,   NEW OPP,      PUT VT        ROYCE      OPP II,
PRICE LEVEL         CL IB        CL IA     VISTA, CL IB   MICRO-CAP   ADVISOR CL
                ----------------------------------------------------------------
0.65%              $  --         $  --        $  --         $  --       $  --
0.90%               0.65          1.25         0.64          2.12        1.21

                 THIRD       WANGER       WANGER        WF ADV       WF ADV
PRICE LEVEL     AVE VAL   INTL SM CAP   U.S. SM CO   ASSET ALLOC   INTL CORE
                ------------------------------------------------------------
0.65%            $  --       $  --        $  --        $  --        $  --
0.90%             2.11        0.94         1.60         1.16         1.11

                                                                     WF ADV
PRICE LEVEL                                                        SM CAP GRO
                                                                   ----------
0.65%                                                                $  --
0.90%                                                                 1.16

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2004:

                    AXP VP       AXP VP        AXP VP       AXP VP       AXP VP
PRICE LEVEL       CASH MGMT     DIV BOND     DIV EQ INC   EQ SELECT   GLOBAL BOND
                  ---------------------------------------------------------------
0.65%              1,383,481    2,898,255            --          --           --
0.90%             78,392,842   94,408,253   112,731,005   3,384,258   15,431,794
---------------------------------------------------------------------------------
Total             79,776,323   97,306,508   112,731,005   3,384,258   15,431,794
---------------------------------------------------------------------------------

                    AXP VP         AXP VP         AXP VP        AXP VP        AXP VP
PRICE LEVEL          GRO       HI YIELD BOND    LG CAP EQ      MANAGED       NEW DIM
                  --------------------------------------------------------------------
0.65%                     --             --      4,809,380    13,190,130            --
0.90%             63,794,564     47,909,820    777,592,595   369,088,507   182,073,084
--------------------------------------------------------------------------------------
Total             63,794,564     47,909,820    782,401,975   382,278,637   182,073,084
--------------------------------------------------------------------------------------

                    AXP VP                    AXP VP       AXP VP       AXP VP
                   PTNRS SM      AXP VP       SHORT        SM CAP      STRATEGY
PRICE LEVEL        CAP VAL      S&P 500      DURATION       ADV          AGGR
                  --------------------------------------------------------------
0.65%                     --           --    2,224,627           --           --
0.90%              5,851,044   59,186,174   38,358,891   22,286,255   15,688,726
--------------------------------------------------------------------------------
Total              5,851,044   59,186,174   40,583,518   22,286,255   15,688,726
--------------------------------------------------------------------------------

                    AXP VP       AXP VP       AIM VI       AIM VI       AIM VI
                     THDL         THDL      CAP APPR,    CAP APPR,     CAP DEV,
PRICE LEVEL       EMER MKTS       INTL        SER I        SER II       SER I
                  --------------------------------------------------------------
0.65%                    --            --           --           --           --
0.90%             8,666,322   279,405,246   24,807,246    3,292,487   11,771,651
--------------------------------------------------------------------------------
Total             8,666,322   279,405,246   24,807,246    3,292,487   11,771,651
--------------------------------------------------------------------------------

                    AIM VI       AIM VI     AIM VI      AIM VI    AIM VI
                   CAP DEV,     CORE EQ,     DYN,     FIN SERV,   TECH,
PRICE LEVEL         SER II       SER I      SER I       SER I     SER I
                  -------------------------------------------------------
0.65%                    --            --        --          --        --
0.90%             1,269,202   208,155,888   386,626     393,265   665,863
-------------------------------------------------------------------------
Total             1,269,202   208,155,888   386,626     393,265   665,863
-------------------------------------------------------------------------

                    AB VP        AB VP        AC VP       AC VP        AC VP
                  GRO & INC,   INTL VAL,      INTL,       INTL,         VAL,
PRICE LEVEL          CL B         CL B         CL I       CL II         CL I
                  ------------------------------------------------------------
0.65%                    --           --           --          --           --
0.90%             5,592,468    5,345,354   33,764,740   2,749,097   73,576,336
------------------------------------------------------------------------------
Total             5,592,468    5,345,354   33,764,740   2,749,097   73,576,336
------------------------------------------------------------------------------

                    AC VP     CALVERT VS       CS          CS           EG VA
                     VAL,       SOCIAL      MID-CAP      SM CAP      FUNDAMENTAL
PRICE LEVEL         CL II        BAL          GRO         GRO       LG CAP, CL 2
                  --------------------------------------------------------------
0.65%                    --          --           --           --           --
0.90%             7,470,438   6,330,422    4,635,972   19,785,739      877,948
--------------------------------------------------------------------------------
Total             7,470,438   6,330,422    4,635,972   19,785,739      877,948
--------------------------------------------------------------------------------

                   FID VIP       FID VIP        FID VIP       FID VIP       FID VIP
                  GRO & INC,    GRO & INC,      MID CAP,      MID CAP,     OVERSEAS,
PRICE LEVEL        SERV CL      SERV CL 2       SERV CL      SERV CL 2      SERV CL
                  -------------------------------------------------------------------
0.65%                      --            --            --            --            --
0.90%             110,690,227    14,322,197   101,848,406    15,143,456    38,347,067
-------------------------------------------------------------------------------------
Total             110,690,227    14,322,197   101,848,406    15,143,456    38,347,067
-------------------------------------------------------------------------------------

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

                   FID VIP       FTVIPT         FTVIPT          FTVIPT         FTVIPT
                  OVERSEAS,    FRANK REAL      FRANK SM     MUTUAL SHARES     TEMP FOR
PRICE LEVEL       SERV CL 2    EST, CL 2    CAP VAL, CL 2     SEC, CL 2      SEC, CL 2
                  --------------------------------------------------------------------
0.65%                    --           --             --              --             --
0.90%             5,356,031   35,478,689     16,639,770       2,541,394     49,329,797
--------------------------------------------------------------------------------------
Total             5,356,031   35,478,689     16,639,770       2,541,394     49,329,797
--------------------------------------------------------------------------------------

                    GS VIT       GS VIT       GS VIT       JANUS         JANUS
                 CORE SM CAP   CORE U.S.     MID CAP    ASPEN GLOBAL   ASPEN INTL
PRICE LEVEL           EQ           EQ          VAL       TECH, SERV    GRO, SERV
                 ----------------------------------------------------------------
0.65%                    --           --           --            --            --
0.90%             8,325,275   44,938,620   52,198,512    20,792,838    41,780,696
---------------------------------------------------------------------------------
Total             8,325,275   44,938,620   52,198,512    20,792,838    41,780,696
---------------------------------------------------------------------------------

                 JANUS ASPEN      LAZARD           MFS           MFS          MFS
                 MID CAP GRO,     RETIRE     INV GRO STOCK,    NEW DIS,    UTILITIES,
PRICE LEVEL          SERV        INTL EQ         SERV CL       SERV CL      SERV CL
                 --------------------------------------------------------------------
0.65%                     --            --             --             --         --
0.90%             22,148,968    33,679,892     47,014,195     33,509,220    608,959
-------------------------------------------------------------------------------------
Total             22,148,968    33,679,892     47,014,195     33,509,220    608,959
-------------------------------------------------------------------------------------

                   PIONEER      PIONEER          PUT VT          PUT VT      PUT VT
                 EQ INC VCT,     EUROPE     HEALTH SCIENCES,   HI YIELD,    INTL EQ,
PRICE LEVEL         CL II      VCT, CL II        CL IB           CL IB       CL IB
                 --------------------------------------------------------------------
0.65%                    --           --              --               --          --
0.90%             1,357,271      100,552         928,337       14,351,656   1,796,830
-------------------------------------------------------------------------------------
Total             1,357,271      100,552         928,337       14,351,656   1,796,830
-------------------------------------------------------------------------------------

                    PUT VT         PUT VT                                    STRONG
                 INTL NEW OPP,     NEW OPP,        PUT VT        ROYCE       OPP II,
PRICE LEVEL         CL IB          CL IA       VISTA, CL IB   MICRO-CAP    ADVISOR CL
                 --------------------------------------------------------------------
0.65%                      --             --            --            --           --
0.90%              20,092,541    175,130,444    20,265,481    48,764,417    1,705,364
-------------------------------------------------------------------------------------
Total              20,092,541    175,130,444    20,265,481    48,764,417    1,705,364
-------------------------------------------------------------------------------------

                   THIRD         WANGER       WANGER        WF ADV       WF ADV
PRICE LEVEL       AVE VAL     INTL SM CAP   U.S. SM CO   ASSET ALLOC   INTL CORE
                 ---------------------------------------------------------------
0.65%                    --            --           --           --          --
0.90%            55,868,782    60,059,142   56,161,569    1,344,987     463,406
--------------------------------------------------------------------------------
Total            55,868,782    60,059,142   56,161,569    1,344,987     463,406
--------------------------------------------------------------------------------

                                                                         WF ADV
PRICE LEVEL                                                            SM CAP GRO
                                                                       ----------
0.65%                                                                         --
0.90%                                                                  1,028,895
--------------------------------------------------------------------------------
Total                                                                  1,028,895
--------------------------------------------------------------------------------

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

The following is a summary of net assets at Dec. 31, 2004:

                   AXP VP        AXP VP         AXP VP        AXP VP        AXP VP
PRICE LEVEL      CASH MGMT      DIV BOND      DIV EQ INC    EQ SELECT    GLOBAL BOND
                --------------------------------------------------------------------
0.65%           $ 1,386,085   $  2,994,771   $         --   $       --   $        --
0.90%            82,822,922    121,282,618    148,035,444    3,818,906    23,095,945
------------------------------------------------------------------------------------
Total           $84,209,007   $124,277,389   $148,035,444   $3,818,906   $23,095,945
------------------------------------------------------------------------------------

                   AXP VP         AXP VP         AXP VP         AXP VP        AXP VP
PRICE LEVEL         GRO       HI YIELD BOND    LG CAP EQ       MANAGED       NEW DIM
                -----------------------------------------------------------------------
0.65%           $        --    $        --   $  5,117,288   $ 14,291,583   $         --
0.90%            31,848,313     58,610,608    557,116,577    350,473,364    152,530,002
---------------------------------------------------------------------------------------
Total           $31,848,313    $58,610,608   $562,233,865   $364,764,947   $152,530,002
---------------------------------------------------------------------------------------

                  AXP VP                      AXP VP        AXP VP       AXP VP
                 PTNRS SM       AXP VP        SHORT         SM CAP      STRATEGY
PRICE LEVEL      CAP VAL       S&P 500       DURATION        ADV          AGGR
                -----------------------------------------------------------------
0.65%           $       --   $        --   $ 2,235,694   $        --   $       --
0.90%            7,683,238    49,584,159    45,737,884    29,099,225    8,441,818
---------------------------------------------------------------------------------
Total           $7,683,238   $49,584,159   $47,973,578   $29,099,225   $8,441,818
---------------------------------------------------------------------------------

                   AXP VP        AXP VP         AIM VI       AIM VI        AIM VI
                   THDL           THDL        CAP APPR,     CAP APPR,     CAP DEV,
PRICE LEVEL      EMER MKTS        INTL          SER I        SER II        SER I
                -------------------------------------------------------------------
0.65%           $        --   $         --   $        --   $       --   $        --
0.90%            10,528,763    203,065,914    16,819,999    3,619,060    12,858,541
-----------------------------------------------------------------------------------
Total           $10,528,763   $203,065,914   $16,819,999   $3,619,060   $12,858,541
-----------------------------------------------------------------------------------

                  AIM VI       AIM VI        AIM VI      AIM VI     AIM VI
                 CAP DEV,      CORE EQ,       DYN,     FIN SERV,     TECH,
PRICE LEVEL       SER II        SER I        SER I       SER I       SER I
                -----------------------------------------------------------
0.65%           $       --   $         --   $     --   $     --    $     --
0.90%            1,478,477    315,507,518    464,849    454,836     683,552
---------------------------------------------------------------------------
Total           $1,478,477   $315,507,518   $464,849   $454,836    $683,552
---------------------------------------------------------------------------

                   AB VP        AB VP        AC VP        AC VP       AC VP
                GRO & INC,    INTL VAL,      INTL,        INTL,        VAL,
PRICE LEVEL        CL B         CL B          CL I        CL II        CL I
                ---------------------------------------------------------------
0.65%           $       --   $       --   $        --  $       --  $         --
0.90%            6,310,501    7,834,215    23,817,776   3,122,986   106,532,587
-------------------------------------------------------------------------------
Total           $6,310,501   $7,834,215   $23,817,776  $3,122,986  $106,532,587
-------------------------------------------------------------------------------

                   AC VP     CALVERT VS        CS          CS         EG VA
                   VAL,        SOCIAL       MID-CAP      SM CAP     FUNDAMENTAL
PRICE LEVEL        CL II         BAL          GRO          GRO     LG CAP, CL 2
                ---------------------------------------------------------------
0.65%           $       --   $       --   $       --   $        --   $     --
0.90%            9,282,239    6,265,718    4,200,220    24,490,954    890,618
-------------------------------------------------------------------------------
Total           $9,282,239   $6,265,718   $4,200,220   $24,490,954   $890,618
-------------------------------------------------------------------------------

                   FID VIP        FID VIP       FID VIP       FID VIP       FID VIP
                 GRO & INC,     GRO & INC,     MID CAP,       MID CAP,     OVERSEAS,
PRICE LEVEL       SERV CL       SERV CL 2      SERV CL       SERV CL 2      SERV CL
                ---------------------------------------------------------------------
0.65%           $         --   $        --   $         --   $        --   $        --
0.90%            105,038,053    16,311,903    174,046,758    21,885,191    33,264,630
-------------------------------------------------------------------------------------
Total           $105,038,053   $16,311,903   $174,046,758   $21,885,191   $33,264,630
-------------------------------------------------------------------------------------

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

                  FID VIP       FTVIPT         FTVIPT         FTVIPT          FTVIPT
                 OVERSEAS,    FRANK REAL      FRANK SM     MUTUAL SHARES     TEMP FOR
PRICE LEVEL      SERV CL 2    EST, CL 2    CAP VAL, CL 2    SEC, CL 2       SEC, CL 2
                ----------------------------------------------------------------------
0.65%           $       --   $        --    $        --      $       --    $        --
0.90%            6,537,364    78,066,858     30,765,317       2,911,155     55,115,511
--------------------------------------------------------------------------------------
Total           $6,537,364   $78,066,858    $30,765,317      $2,911,155    $55,115,511
--------------------------------------------------------------------------------------

                   GS VIT       GS VIT         GS VIT          JANUS         JANUS
                CORE SM CAP    CORE U.S.       MID CAP     ASPEN GLOBAL    ASPEN INTL
PRICE LEVEL         EQ            EQ            VAL         TECH, SERV     GRO, SERV
                ---------------------------------------------------------------------
0.65%           $        --   $        --   $         --    $       --    $        --
0.90%            12,312,965    40,221,320    104,138,317     7,866,085     30,575,440
-------------------------------------------------------------------------------------
Total           $12,312,965   $40,221,320   $104,138,317    $7,866,085    $30,575,440
-------------------------------------------------------------------------------------

                JANUS ASPEN      LAZARD         MFS            MFS           MFS
                MID CAP GRO,     RETIRE    INV GRO STOCK,    NEW DIS,    UTILITIES,
PRICE LEVEL         SERV        INTL EQ       SERV CL        SERV CL      SERV CL
                -------------------------------------------------------------------
0.65%           $        --   $        --   $        --    $        --    $     --
0.90%            11,320,288    31,308,757    30,398,128     28,605,085     932,095
-----------------------------------------------------------------------------------
Total           $11,320,288   $31,308,757   $30,398,128    $28,605,085    $932,095
-----------------------------------------------------------------------------------

                  PIONEER      PIONEER         PUT VT           PUT VT       PUT VT
                EQ INC VCT,    EUROPE     HEALTH SCIENCES,    HI YIELD,     INTL EQ,
PRICE LEVEL        CL II     VCT, CL II        CL IB            CL IB        CL IB
                ---------------------------------------------------------------------
0.65%           $       --    $     --        $     --       $        --   $       --
0.90%            1,567,999     127,845         995,416        17,974,997    2,140,227
-------------------------------------------------------------------------------------
Total           $1,567,999    $127,845        $995,416       $17,974,997   $2,140,227
-------------------------------------------------------------------------------------

                    PUT VT         PUT VT                                      STRONG
                INTL NEW OPP,     NEW OPP,        PUT VT          ROYCE        OPP II,
PRICE LEVEL        CL IB           CL IA       VISTA, CL IB     MICRO-CAP    ADVISOR CL
                -----------------------------------------------------------------------
0.65%            $        --    $         --   $        --    $         --   $       --
0.90%             12,977,353     218,800,204    12,897,761     103,546,114    2,056,581
---------------------------------------------------------------------------------------
Total            $12,977,353    $218,800,204   $12,897,761    $103,546,114   $2,056,581
---------------------------------------------------------------------------------------

                    THIRD         WANGER        WANGER        WF ADV       WF ADV
PRICE LEVEL        AVE VAL     INTL SM CAP    U.S. SM CO   ASSET ALLOC   INTL CORE
                ------------------------------------------------------------------
0.65%           $         --   $        --   $        --   $       --    $     --
0.90%            117,961,095    56,599,547    89,904,243    1,563,163     516,324
----------------------------------------------------------------------------------
Total           $117,961,095   $56,599,547   $89,904,243   $1,563,163    $516,324
----------------------------------------------------------------------------------

                                                                           WF ADV
PRICE LEVEL                                                              SM CAP GRO
                                                                         ----------
0.65%                                                                    $       --
0.90%                                                                     1,192,074
-----------------------------------------------------------------------------------
Total                                                                    $1,192,074
-----------------------------------------------------------------------------------

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the four year period ended Dec. 31, 2004 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for life insurance policies with the highest and lowest expense. The majority of these subaccounts only offer one price level.

                                         AT DEC. 31                                    FOR THE YEAR ENDED DEC. 31
                      --------------------------------------------  -----------------------------------------------------------
                       UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO         TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2) LOWEST TO HIGHEST(3)
                      ---------------------------------------------------------------------------------------------------------
AXP VP CASH MGMT
2004                   79,776      $1.00 to  $1.06        $ 84,209        0.86%        0.65% to  0.90%      0.19%(6)  to  (0.17%)
2003                   30,104      $1.06 to  $1.06        $ 31,859        0.51%        0.90% to  0.90%      0.00%     to   0.00%
2002                   30,036      $1.06 to  $1.06        $ 31,911        1.14%        0.90% to  0.90%      0.00%     to   0.00%
2001                   21,573      $1.06 to  $1.06        $ 22,864        3.13%        0.90% to  0.90%      2.91%     to   2.91%
-------------------------------------------------------------------------------------------------------------------------------
AXP VP DIV BOND
2004                   97,307      $1.03 to  $1.28        $124,277        3.90%        0.65% to  0.90%      3.29%(6)  to   3.56%
2003                   30,825      $1.24 to  $1.24        $ 38,240        3.56%        0.90% to  0.90%      3.33%     to   3.33%
2002                   25,601      $1.20 to  $1.20        $ 30,671        5.11%        0.90% to  0.90%      4.35%     to   4.35%
2001                   11,758      $1.15 to  $1.15        $ 13,468        6.31%        0.90% to  0.90%      7.48%     to   7.48%
-------------------------------------------------------------------------------------------------------------------------------
AXP VP DIV EQ INC
2004                  112,731      $1.31 to  $1.31        $148,035        1.64%        0.90% to  0.90%     17.15%     to  17.15%
2003                   52,001      $1.12 to  $1.12        $ 58,292        1.61%        0.90% to  0.90%     40.00%     to  40.00%
2002                   33,573      $0.80 to  $0.80        $ 26,902        1.63%        0.90% to  0.90%    (20.00%)    to (20.00%)
2001                   14,695      $1.00 to  $1.00        $ 14,674        1.41%        0.90% to  0.90%      1.01%     to   1.01%
-------------------------------------------------------------------------------------------------------------------------------
AXP VP EQ SELECT
2004                    3,384      $1.13 to  $1.13        $  3,819          --         0.90% to  0.90%      8.13%     to   8.13%
2003                    1,416      $1.04 to  $1.04        $  1,478          --         0.90% to  0.90%     20.93%     to  20.93%
2002                       30      $0.86 to  $0.86        $     26          --         0.90% to  0.90%    (14.00%)(4) to (14.00%)(4)
2001                       --         --        --              --          --           --         --        --             --
-------------------------------------------------------------------------------------------------------------------------------
AXP VP GLOBAL BOND
2004                   15,432      $1.50 to  $1.50        $ 23,096        4.10%        0.90% to  0.90%      9.04%     to   9.04%
2003                   10,179      $1.37 to  $1.37        $ 13,972        7.40%        0.90% to  0.90%     11.38%     to  11.38%
2002                    5,217      $1.23 to  $1.23        $  6,393        4.82%        0.90% to  0.90%     13.89%     to  13.89%
2001                    1,541      $1.08 to  $1.08        $  1,657        4.25%        0.90% to  0.90%      0.93%     to   0.93%
-------------------------------------------------------------------------------------------------------------------------------
AXP VP GRO
2004                   63,795      $0.50 to  $0.50        $ 31,848        0.33%        0.90% to  0.90%      7.46%     to   7.46%
2003                   56,630      $0.46 to  $0.46        $ 26,309        0.21%        0.90% to  0.90%     17.95%     to  17.95%
2002                   29,573      $0.39 to  $0.39        $ 11,415        0.09%        0.90% to  0.90%    (26.42%)    to (26.42%)
2001                   18,390      $0.53 to  $0.53        $  9,693          --         0.90% to  0.90%    (31.17%)    to (31.17%)
-------------------------------------------------------------------------------------------------------------------------------
AXP VP HI YIELD BOND
2004                   47,910      $1.22 to  $1.22        $ 58,611        6.97%        0.90% to  0.90%     10.40%     to  10.40%
2003                   35,448      $1.11 to  $1.11        $ 39,284        7.56%        0.90% to  0.90%     24.72%     to  24.72%
2002                   17,181      $0.89 to  $0.89        $ 15,347        7.65%        0.90% to  0.90%     (7.29%)    to  (7.29%)
2001                    7,416      $0.96 to  $0.96        $  7,150       10.78%        0.90% to  0.90%      3.23%     to   3.23%
-------------------------------------------------------------------------------------------------------------------------------
AXP VP LG CAP EQ
2004                  782,402      $1.06 to  $0.72        $562,234        1.04%        0.65% to  0.90%      6.25%(6)  to   4.94%
2003                    8,140      $0.68 to  $0.68        $  5,558        0.63%        0.90% to  0.90%     28.30%     to  28.30%
2002                    2,365      $0.53 to  $0.53        $  1,261        0.56%        0.90% to  0.90%    (23.19%)    to (23.19%)
2001                      904      $0.69 to  $0.69        $    624        0.41%        0.90% to  0.90%    (18.82%)    to (18.82%)
-------------------------------------------------------------------------------------------------------------------------------
AXP VP MANAGED
2004                  382,279      $1.08 to  $0.95        $364,765        2.02%        0.65% to  0.90%      8.14%(6)  to   8.62%
2003                    9,053      $0.87 to  $0.87        $  7,915        2.29%        0.90% to  0.90%     19.18%     to  19.18%
2002                    5,364      $0.73 to  $0.73        $  3,935        2.69%        0.90% to  0.90%    (14.12%)    to (14.12%)
2001                    3,221      $0.85 to  $0.85        $  2,738        2.63%        0.90% to  0.90%    (11.46%)    to (11.46%)
-------------------------------------------------------------------------------------------------------------------------------

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

                                         AT DEC. 31                                    FOR THE YEAR ENDED DEC. 31
                      --------------------------------------------  -----------------------------------------------------------
                       UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO         TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2) LOWEST TO HIGHEST(3)
                      ---------------------------------------------------------------------------------------------------------
AXP VP NEW DIM
2004                  182,073     $0.84 to  $0.84         $152,530       1.05%         0.90%  to  0.90%     2.35%     to  2.35%
2003                  172,471     $0.82 to  $0.82         $141,167       0.68%         0.90% to  0.90%     24.24%     to  24.24%
2002                  134,661     $0.66 to  $0.66         $ 89,327       0.52%         0.90% to  0.90%    (23.26%)    to (23.26%)
2001                   82,787     $0.86 to  $0.86         $ 70,947       0.26%         0.90% to  0.90%    (17.31%)    to (17.31%)
-------------------------------------------------------------------------------------------------------------------------------
AXP VP PTNRS SM CAP VAL
2004                    5,851     $1.31 to  $1.31         $  7,683       0.04%         0.90% to  0.90%     18.94%     to  18.94%
2003                    1,739     $1.10 to  $1.10         $  1,920       0.07%         0.90% to  0.90%     35.80%     to  35.80%
2002                       88     $0.81 to  $0.81         $     71       0.37%         0.90% to  0.90%    (19.00%)(4) to (19.00%)(4)
2001                       --        --        --               --         --            --         --        --             --
-------------------------------------------------------------------------------------------------------------------------------
AXP VP S&P 500
2004                   59,186     $0.84 to  $0.84         $ 49,584       1.51%         0.90% to  0.90%      9.28%     to   9.28%
2003                   42,898     $0.77 to  $0.77         $ 32,887       1.21%         0.90% to  0.90%     28.33%     to  28.33%
2002                   27,757     $0.60 to  $0.60         $ 16,779       1.01%         0.90% to  0.90%    (24.05%)    to (24.05%)
2001                   11,971     $0.79 to  $0.79         $  9,411       1.03%         0.90% to  0.90%    (13.19%)    to (13.19%)
-------------------------------------------------------------------------------------------------------------------------------
AXP VP SHORT DURATION
2004                   40,584     $1.00 to  $1.19         $ 47,974       2.44%         0.65% to  0.90%      0.49%(6)  to  (0.05%)
2003                   21,369     $1.19 to  $1.19         $ 25,493       2.29%         0.90% to  0.90%      0.00%     to   0.00%
2002                   15,724     $1.19 to  $1.19         $ 18,645       2.89%         0.90% to  0.90%      5.31%     to   5.31%
2001                    4,257     $1.13 to  $1.13         $  4,813       4.42%         0.90% to  0.90%      5.61%     to   5.61%
-------------------------------------------------------------------------------------------------------------------------------
AXP VP SM CAP ADV
2004                   22,286     $1.31 to  $1.31         $ 29,099         --          0.90% to  0.90%     17.48%     to  17.48%
2003                   15,293     $1.11 to  $1.11         $ 16,996         --          0.90% to  0.90%     46.05%     to  46.05%
2002                    8,489     $0.76 to  $0.76         $  6,438         --          0.90% to  0.90%    (17.39%)    to (17.39%)
2001                    4,264     $0.92 to  $0.92         $  3,935         --          0.90% to  0.90%     (8.00%)    to  (8.00%)
-------------------------------------------------------------------------------------------------------------------------------
AXP VP STRATEGY AGGR
2004                   15,689     $0.54 to  $0.54         $  8,442         --          0.90% to  0.90%      8.42%     to   8.42%
2003                   15,708     $0.50 to  $0.50         $  7,796         --          0.90% to  0.90%     28.21%     to  28.21%
2002                   13,007     $0.39 to  $0.39         $  5,057         --          0.90% to  0.90%    (32.76%)    to (32.76%)
2001                    9,945     $0.58 to  $0.58         $  5,733       0.23%         0.90% to  0.90%    (33.33%)    to (33.33%)
-------------------------------------------------------------------------------------------------------------------------------
AXP VP THDL EMER MKTS
2004                    8,666     $1.21 to  $1.21         $ 10,529       3.35%         0.90% to  0.90%     23.03%     to  23.03%
2003                    3,110     $0.99 to  $0.99         $  3,071       1.88%         0.90% to  0.90%     39.44%     to  39.44%
2002                    1,680     $0.71 to  $0.71         $  1,193         --          0.90% to  0.90%     (6.58%)    to  (6.58%)
2001                      370     $0.76 to  $0.76         $    280       0.02%         0.90% to  0.90%     (2.56%)    to  (2.56%)
-------------------------------------------------------------------------------------------------------------------------------
AXP VP THDL INTL
2004                  279,405     $0.73 to  $0.73         $203,066       1.13%         0.90% to  0.90%     16.36%     to  16.36%
2003                    4,591     $0.62 to  $0.62         $  2,868       0.94%         0.90% to  0.90%     26.53%     to  26.53%
2002                    2,713     $0.49 to  $0.49         $  1,335       1.03%         0.90% to  0.90%    (19.67%)    to (19.67%)
2001                    1,636     $0.61 to  $0.61         $    993       1.29%         0.90% to  0.90%    (29.07%)    to (29.07%)
-------------------------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2004                   24,807     $0.68 to  $0.68         $ 16,820         --          0.90% to  0.90%      5.67%     to   5.67%
2003                   16,294     $0.64 to  $0.64         $ 10,455         --          0.90% to  0.90%     28.00%     to  28.00%
2002                   11,893     $0.50 to  $0.50         $  5,945         --          0.90% to  0.90%    (25.37%)    to (25.37%)
2001                    6,567     $0.67 to  $0.67         $  4,380         --          0.90% to  0.90%    (23.86%)    to (23.86%)
-------------------------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER II
2004                    3,292     $1.10 to  $1.10         $  3,619         --          0.90% to  0.90%      5.38%     to   5.38%
2003                      673     $1.04 to  $1.04         $    702         --          0.90% to  0.90%     28.40%     to  28.40%
2002                       33     $0.81 to  $0.81         $     27         --          0.90% to  0.90%    (19.00%)(4) to (19.00%)(4)
2001                       --        --        --               --         --            --        --         --             --
-------------------------------------------------------------------------------------------------------------------------------

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

                                        AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------ -----------------------------------------------------------
                       UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       EXPENSE RATIO         TOTAL RETURN
                      (000S)    LOWEST TO HIGHEST      (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2) LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------
AIM VI CAP DEV, SER I
2004                   11,772    $1.09 to  $1.09        $ 12,859         --         0.90%  to  0.90%   14.46%      to  14.46%
2003                    9,204    $0.95 to  $0.95        $  8,783         --         0.90%  to  0.90%   33.80%      to  33.80%
2002                    6,829    $0.71 to  $0.71        $  4,858         --         0.90%  to  0.90%  (21.98%)     to (21.98%)
2001                    4,199    $0.91 to  $0.91        $  3,833         --         0.90%  to  0.90%   (9.00%)     to  (9.00%)
----------------------------------------------------------------------------------------------------------------------------
AIM VI CAP DEV, SER II
2004                    1,269    $1.16 to  $1.16        $  1,478         --         0.90%  to  0.90%   14.24%      to  14.24%
2003                      226    $1.02 to  $1.02        $    230         --         0.90%  to  0.90%   34.21%      to  34.21%
2002                       25    $0.76 to  $0.76        $     19         --         0.90%  to  0.90%  (24.00%)(4)  to (24.00%)(4)
2001                       --       --        --              --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------
AIM VI CORE EQ, SER I
2004                  208,156    $1.52 to  $1.52        $315,508       0.96%        0.90%  to  0.90%    7.99%      to   7.99%
2003                  230,404    $1.40 to  $1.40        $323,384       1.01%        0.90%  to  0.90%   22.81%      to  22.81%
2002                  244,398    $1.14 to  $1.14        $278,193       0.32%        0.90%  to  0.90%  (16.18%)     to (16.18%)
2001                  261,263    $1.36 to  $1.36        $355,473       0.05%        0.90%  to  0.90%  (23.60%)     to (23.60%)
----------------------------------------------------------------------------------------------------------------------------
AIM VI Dyn, Ser I
2004                      387    $1.20 to  $1.20        $    465         --         0.90%  to  0.90%   12.32%      to  12.32%
2003                      169    $1.07 to  $1.07        $    180         --         0.90%  to  0.90%   37.18%      to  37.18%
2002                       24    $0.78 to  $0.78        $     19         --         0.90%  to  0.90%  (22.00%)(4)  to (22.00%)(4)
2001                       --       --        --              --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------
AIM VI FIN SERV, SER I
2004                      393    $1.16 to  $1.16        $    455       1.11%        0.90%  to  0.90%    7.70%      to   7.70%
2003                      137    $1.07 to  $1.07        $    147       1.11%        0.90%  to  0.90%    7.00%(4)(*)to   7.00%(4)(*)
2002                       --       --        --              --         --         0.90%  to  0.90%      --              --
2001                       --       --        --              --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------
AIM VI TECH, SER I
2004                      666    $1.03 to  $1.03        $    684         --         0.90%  to  0.90%    3.70%      to   3.70%
2003                      237    $0.99 to  $0.99        $    235         --         0.90%  to  0.90%   43.48%      to  43.48%
2002                       29    $0.69 to  $0.69        $     20         --         0.90%  to  0.90%  (31.00%)(4)  to (31.00%)(4)
2001                       --       --        --              --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------
AB VP GRO & INC, CL B
2004                    5,592    $1.13 to  $1.13        $  6,311       0.66%        0.90%  to  0.90%   10.22%      to  10.22%
2003                    1,518    $1.02 to  $1.02        $  1,554       0.48%        0.90%  to  0.90%   30.77%      to  30.77%
2002                       45    $0.78 to  $0.78        $     35         --         0.90%  to  0.90%  (22.00%)(4)  to (22.00%)(4)
2001                       --       --        --              --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------
AB VP INTL VAL, CL B
2004                    5,345    $1.47 to  $1.47        $  7,834       0.37%        0.90%  to  0.90%   23.77%      to  23.77%
2003                    1,411    $1.18 to  $1.18        $  1,671       0.17%        0.90%  to  0.90%   42.17%      to  42.17%
2002                       70    $0.83 to  $0.83        $     58         --         0.90%  to  0.90%  (17.00%)(4)  to (17.00%)(4)
2001                       --       --        --              --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------
AC VP INTL, CL I
2004                   33,765    $0.71 to  $0.71        $ 23,818       0.52%        0.90%  to  0.90%   13.89%      to  13.89%
2003                   29,187    $0.62 to  $0.62        $ 18,077       0.67%        0.90%  to  0.90%   24.00%      to  24.00%
2002                   21,650    $0.50 to  $0.50        $ 10,872       0.62%        0.90%  to  0.90%  (21.88%)     to (21.88%)
2001                   10,087    $0.64 to  $0.64        $  6,419       0.03%        0.90%  to  0.90%  (29.67%)     to (29.67%)
----------------------------------------------------------------------------------------------------------------------------
AC VP INTL, CL II
2004                    2,749    $1.14 to  $1.14        $  3,123       0.22%        0.90%  to  0.90%   13.75%      to  13.75%
2003                      725    $1.00 to  $1.00        $    724       0.15%        0.90%  to  0.90%   23.46%      to  23.46%
2002                       24    $0.81 to  $0.81        $     20         --         0.90%  to  0.90%  (19.00%)(4)  to (19.00%)(4)
2001                       --       --        --              --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

                                        AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------ -----------------------------------------------------------
                       UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       EXPENSE RATIO         TOTAL RETURN
                      (000S)    LOWEST TO HIGHEST      (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2) LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2004                   73,576     $1.45 to  $1.45       $106,533       0.96%        0.90%  to  0.90%   13.31%      to  13.31%
2003                   65,557     $1.28 to  $1.28       $ 83,773       1.00%        0.90%  to  0.90%   28.00%      to  28.00%
2002                   53,830     $1.00 to  $1.00       $ 53,869       0.70%        0.90%  to  0.90%  (13.79%)     to (13.79%)
2001                   28,326     $1.16 to  $1.16       $ 32,735       0.73%        0.90%  to  0.90%   12.62%      to  12.62%
----------------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL II
2004                    7,470     $1.24 to  $1.24       $  9,282       0.57%        0.90%  to  0.90%   13.15%      to  13.15%
2003                    2,320     $1.10 to  $1.10       $  2,548       0.34%        0.90%  to  0.90%   27.91%      to  27.91%
2002                      175     $0.86 to  $0.86       $    150         --         0.90%  to  0.90%  (14.00%)(4)  to (14.00%)(4)
2001                       --        --        --             --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------
CALVERT VS SOCIAL BAL
2004                    6,330     $0.99 to  $0.99       $  6,266       2.03%        0.90%  to  0.90%    7.29%      to   7.29%
2003                    4,376     $0.92 to  $0.92       $  4,037       2.39%        0.90%  to  0.90%   17.95%      to  17.95%
2002                    2,712     $0.78 to  $0.78       $  2,116       3.89%        0.90%  to  0.90%  (13.33%)     to (13.33%)
2001                    1,190     $0.90 to  $0.90       $  1,066       8.94%        0.90%  to  0.90%   (7.22%)     to  (7.22%)
----------------------------------------------------------------------------------------------------------------------------
CS MID-CAP GRO
2004                    4,636     $0.91 to  $0.91       $  4,200         --         0.90%  to  0.90%   12.11%      to  12.11%
2003                    3,829     $0.81 to  $0.81       $  3,093         --         0.90%  to  0.90%   42.11%      to  42.11%
2002                    2,256     $0.57 to  $0.57       $  1,282         --         0.90%  to  0.90%  (29.63%)     to (29.63%)
2001                    1,795     $0.81 to  $0.81       $  1,457         --         0.90%  to  0.90%  (17.35%)     to (17.35%)
----------------------------------------------------------------------------------------------------------------------------
CS SM CAP GRO
2004                   19,786     $1.24 to  $1.24       $ 24,491         --         0.90%  to  0.90%    9.88%      to   9.88%
2003                   20,945     $1.13 to  $1.13       $ 23,595         --         0.90%  to  0.90%   46.75%      to  46.75%
2002                   19,146     $0.77 to  $0.77       $ 14,651         --         0.90%  to  0.90%  (33.62%)     to (33.62%)
2001                   15,952     $1.16 to  $1.16       $ 18,575         --         0.90%  to  0.90%  (17.14%)     to (17.14%)
----------------------------------------------------------------------------------------------------------------------------
EG VA FUNDAMENTAL LG CAP, CL 2
2004                      878     $1.01 to  $1.01       $    891       1.66%        0.90%  to  0.90%    7.95%      to   7.95%
2003                      215     $0.94 to  $0.94       $    202       6.34%        0.90%  to  0.90%    4.44%(5)   to   4.44%(5)
2002                       --        --        --             --         --           --         --       --              --
2001                       --        --        --             --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL
2004                  110,690     $0.95 to  $0.95       $105,038       0.71%        0.90%  to  0.90%    4.81%      to   4.81%
2003                   85,401     $0.91 to  $0.91       $ 77,322       0.85%        0.90%  to  0.90%   22.97%      to  22.97%
2002                   48,405     $0.74 to  $0.74       $ 35,779       0.78%        0.90%  to  0.90%  (17.78%)     to (17.78%)
2001                   16,413     $0.90 to  $0.90       $ 14,694       0.33%        0.90%  to  0.90%   (9.09%)     to  (9.09%)
----------------------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL 2
2004                   14,322     $1.14 to  $1.14       $ 16,312       0.45%        0.90%  to  0.90%    4.58%      to   4.58%
2003                    4,336     $1.09 to  $1.09       $  4,722       0.11%        0.90%  to  0.90%   22.47%      to  22.47%
2002                       75     $0.89 to  $0.89       $     66         --         0.90%  to  0.90%  (11.00%)(4)  to (11.00%)(4)
2001                       --        --        --             --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL
2004                  101,848     $1.71 to  $1.71       $174,047         --         0.90%  to  0.90%   23.65%      to  23.65%
2003                   77,767     $1.38 to  $1.38       $107,473       0.26%        0.90%  to  0.90%   36.63%      to  36.63%
2002                   52,717     $1.01 to  $1.01       $ 53,068       0.59%        0.90%  to  0.90%  (10.62%)     to (10.62%)
2001                   23,651     $1.13 to  $1.13       $ 26,662         --         0.90%  to  0.90%   (4.24%)     to  (4.24%)
----------------------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL 2
2004                   15,143     $1.45 to  $1.45       $ 21,885         --         0.90%  to  0.90%   23.54%      to  23.54%
2003                    4,130     $1.17 to  $1.17       $  4,831       0.04%        0.90%  to  0.90%   37.65%      to  37.65%
2002                      163     $0.85 to  $0.85       $    139         --         0.90%  to  0.90%  (15.00%)(4)  to (15.00%)(4)
2001                       --        --        --             --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

                                        AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------ -----------------------------------------------------------
                       UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       EXPENSE RATIO         TOTAL RETURN
                      (000S)    LOWEST TO HIGHEST      (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2) LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL
2004                   38,347     $0.87 to  $0.87       $ 33,265       0.85%        0.90%  to  0.90%   12.46%      to  12.46%
2003                   21,422     $0.77 to  $0.77       $ 16,524       0.59%        0.90%  to  0.90%   42.59%      to  42.59%
2002                   12,601     $0.54 to  $0.54       $  6,848       0.53%        0.90%  to  0.90%  (21.74%)     to (21.74%)
2001                    6,414     $0.69 to  $0.69       $  4,415       2.48%        0.90%  to  0.90%  (21.59%)     to (21.59%)
----------------------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL 2
2004                    5,356     $1.22 to  $1.22       $  6,537       0.47%        0.90%  to  0.90%   12.29%      to  12.29%
2003                      979     $1.09 to  $1.09       $  1,064       0.07%        0.90%  to  0.90%   41.56%      to  41.56%
2002                       26     $0.77 to  $0.77       $     20         --         0.90%  to  0.90%  (23.00%)(4)  to (23.00%)(4)
2001                       --        --        --             --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK REAL EST, CL 2
2004                   35,479     $2.20 to  $2.20       $ 78,067       1.84%        0.90%  to  0.90%   30.62%      to  30.62%
2003                   25,551     $1.68 to  $1.68       $ 43,044       2.45%        0.90%  to  0.90%   34.40%      to  34.40%
2002                   17,027     $1.25 to  $1.25       $ 21,320       2.56%        0.90%  to  0.90%    0.81%      to   0.81%
2001                    5,495     $1.24 to  $1.24       $  6,801       2.84%        0.90%  to  0.90%    6.90%      to   6.90%
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2004                   16,640     $1.85 to  $1.85       $ 30,765       0.17%        0.90%  to  0.90%   22.64%      to  22.64%
2003                   11,574     $1.51 to  $1.51       $ 17,450       0.21%        0.90%  to  0.90%   31.30%      to  31.30%
2002                    8,488     $1.15 to  $1.15       $  9,773       0.37%        0.90%  to  0.90%  (10.16%)     to (10.16%)
2001                    3,004     $1.28 to  $1.28       $  3,847       0.28%        0.90%  to  0.90%   12.28%      to  12.28%
----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2004                    2,541     $1.15 to  $1.15       $  2,911       0.74%        0.90%  to  0.90%   11.62%      to  11.62%
2003                      922     $1.03 to  $1.03       $    947       0.69%        0.90%  to  0.90%   24.10%      to  24.10%
2002                       41     $0.83 to  $0.83       $     34         --         0.90%  to  0.90%  (17.00%)(4)  to (17.00%)(4)
2001                       --     --       --                 --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMP FOR SEC, CL 2
2004                   49,330     $1.12 to  $1.12       $ 55,116       1.06%        0.90%  to  0.90%   17.47%      to  17.47%
2003                   40,085     $0.95 to  $0.95       $ 38,127       1.69%        0.90%  to  0.90%   30.14%      to  30.14%
2002                   26,610     $0.73 to  $0.73       $ 19,316       1.56%        0.90%  to  0.90%  (18.89%)     to (18.89%)
2001                   12,596     $0.90 to  $0.90       $ 11,328       2.82%        0.90%  to  0.90%  (16.67%)     to (16.67%)
----------------------------------------------------------------------------------------------------------------------------
GS VIT CORE SM CAP EQ
2004                    8,325     $1.48 to  $1.48       $ 12,313       0.20%        0.90%  to  0.90%   15.28%      to  15.28%
2003                    7,358     $1.28 to  $1.28       $  9,440       0.27%        0.90%  to  0.90%   43.82%      to  43.82%
2002                    5,662     $0.89 to  $0.89       $  5,020       0.36%        0.90%  to  0.90%  (15.24%)     to (15.24%)
2001                    2,459     $1.05 to  $1.05       $  2,588       0.60%        0.90%  to  0.90%    2.94%      to   2.94%
----------------------------------------------------------------------------------------------------------------------------
GS VIT CORE U.S. EQ
2004                   44,939     $0.90 to  $0.90       $ 40,221       1.62%        0.90%  to  0.90%   13.91%      to  13.91%
2003                   20,584     $0.79 to  $0.79       $ 16,173       0.88%        0.90%  to  0.90%   29.51%      to  29.51%
2002                   14,220     $0.61 to  $0.61       $  8,707       0.78%        0.90%  to  0.90%  (22.78%)     to (22.78%)
2001                    6,234     $0.79 to  $0.79       $  4,932       0.83%        0.90%  to  0.90%  (13.19%)     to (13.19%)
----------------------------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL
2004                   52,199     $2.00 to  $2.00       $104,138       0.70%        0.90%  to  0.90%   24.76%      to  24.76%
2003                   38,494     $1.60 to  $1.60       $ 61,557       1.05%        0.90%  to  0.90%   26.98%      to  26.98%
2002                   27,025     $1.26 to  $1.26       $ 33,965       1.50%        0.90%  to  0.90%   (5.26%)     to  (5.26%)
2001                    9,095     $1.33 to  $1.33       $ 12,096       2.49%        0.90%  to  0.90%   10.83%      to  10.83%
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL TECH, SERV
2004                   20,793     $0.38 to  $0.38       $  7,866         --         0.90%  to  0.90%   (0.34%)     to  (0.34%)
2003                   20,019     $0.38 to  $0.38       $  7,599         --         0.90%  to  0.90%   46.15%      to  46.15%
2002                   17,740     $0.26 to  $0.26       $  4,639         --         0.90%  to  0.90%  (42.22%)     to (42.22%)
2001                   12,969     $0.45 to  $0.45       $  5,794       0.66%        0.90%  to  0.90%  (37.50%)     to (37.50%)
----------------------------------------------------------------------------------------------------------------------------

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

                                        AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------ -----------------------------------------------------------
                       UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       EXPENSE RATIO         TOTAL RETURN
                      (000S)    LOWEST TO HIGHEST      (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2) LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------
JANUS ASPEN INTL GRO, SERV
2004                   41,781     $0.73 to  $0.73        $30,575       0.86%        0.90%  to  0.90%   17.62%      to  17.62%
2003                   42,310     $0.62 to  $0.62        $26,324       0.99%        0.90%  to  0.90%   31.91%      to  31.91%
2002                   41,200     $0.47 to  $0.47        $19,226       0.72%        0.90%  to  0.90%  (25.40%)     to (25.40%)
2001                   24,849     $0.63 to  $0.63        $15,760       0.78%        0.90%  to  0.90%  (25.00%)     to (25.00%)
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP GRO, SERV
2004                   22,149     $0.51 to  $0.51        $11,320         --         0.90%  to  0.90%   19.40%      to  19.40%
2003                   24,625     $0.43 to  $0.43        $10,541         --         0.90%  to  0.90%   34.38%      to  34.38%
2002                   23,673     $0.32 to  $0.32        $ 7,587         --         0.90%  to  0.90%  (28.89%)     to (28.89%)
2001                   17,310     $0.45 to  $0.45        $ 7,787         --         0.90%  to  0.90%  (40.00%)     to (40.00%)
----------------------------------------------------------------------------------------------------------------------------
LAZARD RETIRE INTL EQ
2004                   33,680     $0.93 to  $0.93        $31,309       0.54%        0.90%  to  0.90%   13.95%      to  13.95%
2003                   23,615     $0.82 to  $0.82        $19,265       0.36%        0.90%  to  0.90%   28.13%      to  28.13%
2002                    9,601     $0.64 to  $0.64        $ 6,149       0.09%        0.90%  to  0.90%  (11.11%)     to (11.11%)
2001                    4,159     $0.72 to  $0.72        $ 3,011       0.01%        0.90%  to  0.90%  (25.00%)     to (25.00%)
----------------------------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2004                   47,014     $0.65 to  $0.65        $30,398         --         0.90%  to  0.90%    8.01%      to   8.01%
2003                   40,588     $0.60 to  $0.60        $24,297         --         0.90%  to  0.90%   22.45%      to  22.45%
2002                   29,771     $0.49 to  $0.49        $14,668         --         0.90%  to  0.90%  (28.99%)     to (28.99%)
2001                   16,764     $0.69 to  $0.69        $11,529       0.04%        0.90%  to  0.90%  (25.00%)     to (25.00%)
----------------------------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2004                   33,509     $0.85 to  $0.85        $28,605         --         0.90%  to  0.90%    5.26%      to   5.26%
2003                   32,962     $0.81 to  $0.81        $26,732         --         0.90%  to  0.90%   32.79%      to  32.79%
2002                   27,079     $0.61 to  $0.61        $16,607         --         0.90%  to  0.90%  (32.97%)     to (32.97%)
2001                   13,315     $0.91 to  $0.91        $12,083         --         0.90%  to  0.90%   (6.19%)     to  (6.19%)
----------------------------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2004                      609     $1.53 to  $1.53        $   932       0.98%        0.90%  to  0.90%   28.68%      to  28.68%
2003                      128     $1.19 to  $1.19        $   152       0.67%        0.90%  to  0.90%   33.71%      to  33.71%
2002                        3     $0.89 to  $0.89        $     2         --         0.90%  to  0.90%  (11.00%)(4)  to (11.00%)(4)
2001                       --        --        --             --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------
PIONEER EQ INC VCT, CL II
2004                    1,357     $1.16 to  $1.16        $ 1,568       2.42%        0.90%  to  0.90%   15.00%      to  15.00%
2003                      454     $1.00 to  $1.00        $   456       2.46%        0.90%  to  0.90%   20.48%      to  20.48%
2002                       10     $0.83 to  $0.83        $     8       6.38%        0.90%  to  0.90%  (17.00%)(4)  to (17.00%)(4)
2001                       --        --        --             --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------
PIONEER EUROPE VCT, CL II
2004                      101     $1.27 to  $1.27        $   128       0.65%        0.90%  to  0.90%   17.14%      to  17.14%
2003                       19     $1.09 to  $1.09        $    21       0.07%        0.90%  to  0.90%    9.00%(4)(*)to  9.00%(4)(*)
2002                       --        --        --             --         --         0.90%  to  0.90%      --              --
2001                       --        --        --             --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------
PUT VT HEALTH SCIENCES, CL IB
2004                      928     $1.07 to  $1.07        $   995       0.13%        0.90%  to  0.90%    6.16%      to   6.16%
2003                      316     $1.01 to  $1.01        $   319       0.18%        0.90%  to  0.90%   17.44%      to  17.44%
2002                       15     $0.86 to  $0.86        $    13         --         0.90%  to  0.90%  (14.00%)(4)  to (14.00%)(4)
2001                       --        --        --             --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IB
2004                   14,352     $1.25 to  $1.25        $17,975       7.94%        0.90%  to  0.90%    9.55%      to   9.55%
2003                   12,550     $1.14 to  $1.14        $14,347       8.74%        0.90%  to  0.90%   25.27%      to  25.27%
2002                    8,008     $0.91 to  $0.91        $ 7,300      10.20%        0.90%  to  0.90%   (2.15%)     to  (2.15%)
2001                    4,713     $0.93 to  $0.93        $ 4,367      11.98%        0.90%  to  0.90%    3.33%      to   3.33%
----------------------------------------------------------------------------------------------------------------------------

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

                                        AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------ -----------------------------------------------------------
                       UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       EXPENSE RATIO         TOTAL RETURN
                      (000S)     LOWEST TO HIGHEST      (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2) LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------
PUT VT INTL EQ, CL IB
2004                    1,797     $1.19 to  $1.19       $  2,140       1.19%        0.90%  to  0.90%   15.15%      to  15.15%
2003                      862     $1.03 to  $1.03       $    891       0.16%        0.90%  to  0.90%   27.16%      to  27.16%
2002                       23     $0.81 to  $0.81       $     19         --         0.90%  to  0.90%  (19.00%)(4)  to (19.00%)(4)
2001                       --        --        --             --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------
PUT VT INTL NEW OPP, CL IB
2004                   20,093     $0.65 to  $0.65       $ 12,977       0.97%        0.90%  to  0.90%   12.33%      to  12.33%
2003                   19,531     $0.58 to  $0.58       $ 11,231       0.29%        0.90%  to  0.90%   31.82%      to  31.82%
2002                   17,014     $0.44 to  $0.44       $  7,411       0.60%        0.90%  to  0.90%  (13.73%)     to (13.73%)
2001                   12,062     $0.51 to  $0.51       $  6,138        --          0.90%  to  0.90%  (29.17%)     to (29.17%)
----------------------------------------------------------------------------------------------------------------------------
PUT VT NEW OPP, CL IA
2004                  175,130     $1.25 to  $1.25       $218,800         --         0.90%  to  0.90%    9.58%      to   9.58%
2003                  199,866     $1.14 to  $1.14       $227,873         --         0.90%  to  0.90%   31.03%      to  31.03%
2002                  216,999     $0.87 to  $0.87       $188,119         --         0.90%  to  0.90%  (30.40%)     to (30.40%)
2001                  229,366     $1.25 to  $1.25       $287,830         --         0.90%  to  0.90%  (30.94%)     to (30.94%)
----------------------------------------------------------------------------------------------------------------------------
PUT VT VISTA, CL IB
2004                   20,265     $0.64 to  $0.64       $ 12,898         --         0.90%  to  0.90%   17.54%      to  17.54%
2003                   21,383     $0.54 to  $0.54       $ 11,578         --         0.90%  to  0.90%   31.71%      to  31.71%
2002                   19,518     $0.41 to  $0.41       $  8,008         --         0.90%  to  0.90%  (31.67%)     to (31.67%)
2001                   14,087     $0.60 to  $0.60       $  8,403         --         0.90%  to  0.90%  (34.07%)     to (34.07%)
----------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP
2004                   48,764     $2.12 to  $2.12       $103,546         --         0.90%  to  0.90%   12.83%      to  12.83%
2003                   40,575     $1.88 to  $1.88       $ 76,363         --         0.90%  to  0.90%   48.03%      to  48.03%
2002                   30,316     $1.27 to  $1.27       $ 38,595         --         0.90%  to  0.90%  (13.61%)     to (13.61%)
2001                    9,733     $1.47 to  $1.47       $ 14,351         --         0.90%  to  0.90%   27.83%      to  27.83%
----------------------------------------------------------------------------------------------------------------------------
STRONG OPP II, ADVISOR CL
2004                    1,705     $1.21 to  $1.21       $  2,057         --         0.90%  to  0.90%   17.02%      to  17.02%
2003                      794     $1.03 to  $1.03       $    818       0.03%        0.90%  to  0.90%   35.53%      to  35.53%
2002                       58     $0.76 to  $0.76       $     44       2.04%        0.90%  to  0.90%  (24.00%)(4)  to (24.00%)(4)
2001                       --        --        --             --         --           --        --        --              --
----------------------------------------------------------------------------------------------------------------------------
THIRD AVE VAL
2004                   55,869     $2.11 to  $2.11       $117,961       0.55%        0.90%  to  0.90%   18.82%      to  18.82%
2003                   49,539     $1.78 to  $1.78       $ 88,028       0.20%        0.90%  to  0.90%   41.27%      to  41.27%
2002                   39,900     $1.26 to  $1.26       $ 50,193       0.22%        0.90%  to  0.90%  (11.27%)     to (11.27%)
2001                   19,731     $1.42 to  $1.42       $ 28,054       0.14%        0.90%  to  0.90%   12.70%      to  12.70%
----------------------------------------------------------------------------------------------------------------------------
WANGER INTL SM CAP
2004                   60,059     $0.94 to  $0.94       $ 56,600       0.57%        0.90%  to  0.90%   29.10%      to  29.10%
2003                   35,694     $0.73 to  $0.73       $ 26,055       0.26%        0.90%  to  0.90%   48.98%      to  48.98%
2002                   21,097     $0.49 to  $0.49       $ 10,437         --         0.90%  to  0.90%  (15.52%)     to (15.52%)
2001                    8,157     $0.58 to  $0.58       $  4,725         --         0.90%  to  0.90%  (21.62%)     to (21.62%)
----------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SM CO
2004                   56,162     $1.60 to  $1.60       $ 89,904         --         0.90%  to  0.90%   17.27%      to  17.27%
2003                   38,763     $1.37 to  $1.37       $ 52,913         --         0.90%  to  0.90%   42.71%      to  42.71%
2002                   23,134     $0.96 to  $0.96       $ 22,248         --         0.90%  to  0.90%  (17.95%)     to (17.95%)
2001                    8,497     $1.17 to  $1.17       $  9,912       0.03%        0.90%  to  0.90%   10.38%      to  10.38%
----------------------------------------------------------------------------------------------------------------------------
WF ADV ASSET ALLOC
2004                    1,345     $1.16 to  $1.16       $  1,563       2.48%        0.90%  to  0.90%    8.36%      to   8.36%
2003                      441     $1.07 to  $1.07       $    473       2.14%        0.90%  to  0.90%   20.22%      to  20.22%
2002                       22     $0.89 to  $0.89       $     19       3.06%        0.90%  to  0.90%  (11.00%)(4)  to (11.00%)(4)
2001                       --        --        --             --         --           --         --       --              --
----------------------------------------------------------------------------------------------------------------------------

                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

                                        AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------ -----------------------------------------------------------
                       UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       EXPENSE RATIO         TOTAL RETURN
                      (000S)     LOWEST TO HIGHEST      (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2) LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------
WF ADV INTL CORE
2004                      463     $1.11 to  $1.11        $   516       0.23%        0.90% to  0.90%     8.65%     to    8.65%
2003                      134     $1.03 to  $1.03        $   137       0.29%        0.90% to  0.90%    30.38%     to   30.38%
2002                        2     $0.79 to  $0.79        $     1         --         0.90% to  0.90%   (21.00%)(4) to  (21.00%)(4)
2001                       --        --        --             --         --           --        --        --              --
----------------------------------------------------------------------------------------------------------------------------
WF ADV SM CAP GRO
2004                    1,029     $1.16 to  $1.16        $ 1,192         --         0.90% to  0.90%    12.75%     to   12.75%
2003                      380     $1.03 to  $1.03        $   391         --         0.90% to  0.90%    41.10%     to   41.10%
2002                        2     $0.73 to  $0.73        $     1         --         0.90% to  0.90%   (27.00%)(4) to  (27.00%)(4)
2001                       --        --        --             --         --           --        --        --              --
----------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  Operations commenced on June 3, 2002.

(5)  Operations commenced on Dec. 8, 2003.

(6)  Operations commenced on July 9, 2004.

(*)  No activity in 2002.


                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Insurance Company
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of IDS Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life Insurance Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life Insurance Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2004 IDS Life Insurance Company adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" and in 2003 adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (revised December
2003), "Consolidation of Variable Interest Entities."

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 18, 2005

--------------------------------------------------------------------------------
1

IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

December 31, (Thousands, except share data)                                                             2004          2003

ASSETS
Investments: (Note 2)
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2004, $27,400,640; 2003, $26,596,709)         $28,131,195   $27,293,565
   Preferred and common stocks, at fair value (cost: 2004, $30,019; 2003, $30,019)                     31,256        31,046
Mortgage loans on real estate, at cost (less reserves: 2004, $45,347; 2003, $47,197)                2,923,542     3,180,020
Policy loans                                                                                          588,574       578,000
Trading securities and other investments                                                              753,298       801,871
----------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                            32,427,865    31,884,502

Cash and cash equivalents                                                                             131,427       400,294
Restricted cash                                                                                       535,821       834,448
Amounts recoverable from reinsurers                                                                   876,408       754,514
Amounts due from brokers                                                                                7,109         1,792
Other accounts receivable                                                                              52,527        68,422
Accrued investment income                                                                             351,522       355,374
Deferred policy acquisition costs (Note 4)                                                          3,637,956     3,336,208
Deferred sales inducement costs (Note 5)                                                              302,997       278,971
Other assets                                                                                          308,398       253,858
Separate account assets                                                                            32,454,032    27,774,319
----------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                $71,086,062   $65,942,702
============================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
   Future policy benefits:
   Fixed annuities                                                                                $26,978,596   $26,376,944
   Variable annuity guarantees (Note 5)                                                                32,955            --
   Universal life-type insurance                                                                    3,689,639     3,569,882
   Traditional life insurance                                                                         271,516       254,641
   Disability income and long-term care insurance                                                   1,942,656     1,724,204
Policy claims and other policyholders' funds                                                           69,884        67,911
Amounts due to brokers                                                                                162,609       228,707
Deferred income taxes, net                                                                            141,202       139,814
Other liabilities                                                                                     437,418       408,444
Separate account liabilities                                                                       32,454,032    27,774,319
----------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                               66,180,507    60,544,866
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value; 100,000 shares authorized, issued and outstanding                      3,000         3,000
   Additional paid-in capital                                                                       1,370,388     1,370,388
   Retained earnings                                                                                3,190,474     3,624,837
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 370,615       405,456
      Net unrealized derivative losses                                                                (28,922)       (5,845)
----------------------------------------------------------------------------------------------------------------------------
         Total accumulated other comprehensive income                                                 341,693       399,611
----------------------------------------------------------------------------------------------------------------------------
            Total stockholder's equity                                                              4,905,555     5,397,836
Total liabilities and stockholder's equity                                                        $71,086,062   $65,942,702
============================================================================================================================

See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------
2

IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME

Years ended December 31,
(Thousands)
                                                                                         2004           2003          2002
REVENUES
Premiums:
   Traditional life insurance                                                       $   68,335     $   64,890    $   60,740
   Disability income and long-term care insurance                                      283,608        284,111       273,737
----------------------------------------------------------------------------------------------------------------------------
      Total premiums                                                                   351,943        349,001       334,477
Net investment income                                                                1,777,446      1,705,185     1,562,592
Contractholder and policyholder charges                                                554,344        530,190       525,497
Mortality and expense risk and other fees                                              430,320        390,516       404,787
Net realized gain (loss) on investments                                                 27,292          4,445        (5,243)
----------------------------------------------------------------------------------------------------------------------------
      Total                                                                          3,141,345      2,979,337     2,822,110

BENEFITS AND EXPENSES

Death and other benefits:
   Traditional life insurance                                                           36,843         38,870        36,850
   Investment contracts and universal life-type insurance                              227,664        209,065       214,222
   Disability income and long-term care insurance                                       67,261         57,339        52,972
Increase (decrease) in liabilities for future policy benefits:
   Traditional life insurance                                                            1,381         (2,401)        2,841
   Disability income and long-term care insurance                                      123,289        142,532       134,605
Interest credited on investment contracts and universal life-type insurance          1,127,875      1,242,020     1,163,351
Amortization of deferred policy acquisition costs                                      260,778        264,308       320,629
Other insurance and operating expenses                                                 503,872        453,065       426,633
----------------------------------------------------------------------------------------------------------------------------
      Total                                                                          2,348,963      2,404,798     2,352,103
----------------------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change                               792,382        574,539       470,007
Income tax provision                                                                   226,177         66,945        87,826
----------------------------------------------------------------------------------------------------------------------------
Income before accounting change                                                        566,205        507,594       382,181
Cumulative effect of accounting change, net of tax benefit (Note 1)                    (70,568)        44,463            --
----------------------------------------------------------------------------------------------------------------------------
Net income                                                                          $  495,637     $  552,057    $  382,181
============================================================================================================================

See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------
3

IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

Years ended December 31,
(Thousands)
                                                                                         2004           2003          2002

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                         $   495,637   $    552,057  $    382,181
Adjustments to reconcile net income to net cash provided by (used in)
operating activities:
   Policy loans, excluding universal life-type insurance:
      Repayment                                                                         37,592         43,596        49,256
      Issuance                                                                         (39,230)       (34,490)      (35,345)
   Change in amounts recoverable from reinsurers                                      (121,894)      (121,004)     (104,344)
   Change in other accounts receivable                                                  15,895        (12,177)       (9,896)
   Change in accrued investment income                                                   3,852        (64,359)       (5,139)
   Change in deferred policy acquisition costs, net                                   (273,291)      (252,620)     (229,158)
   Change in liabilities for future policy benefits for traditional life,
   disability income and long-term care insurance                                      235,327        265,233       245,275
   Change in policy claims and other policyholder's funds                                1,973        (17,489)       13,521
   Deferred income tax provision (benefit)                                              70,574        (30,714)      116,995
   Change in other assets and liabilities, net                                         249,054       (177,937)      (18,568)
   Amortization of premium, net                                                         92,617        160,862        65,869
   Net realized (gain) loss on investments                                             (27,292)        (4,445)        5,243
   Trading securities, net                                                               6,788       (358,200)     (126,094)
   Net realized (gain) loss on trading securities                                      (37,460)       (30,400)        2,480
   Policyholder and contractholder charges, non-cash                                  (231,611)      (234,098)     (232,725)
   Cumulative effect of accounting change, net of tax benefit (Note 1)                  70,568        (44,463)           --
----------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities                              549,099       (360,648)      119,551
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                             1,603,285     12,232,235    10,093,228
   Maturities, sinking fund payments and calls                                       1,931,070      4,152,088     3,078,509
   Purchases                                                                        (4,392,522)   (20,527,995)  (16,287,891)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls                                  690,333        621,163       482,908
   Purchases                                                                          (402,235)      (438,336)     (390,092)
   Change in amounts due to and from brokers, net                                      (71,415)    (3,261,601)    1,693,251
----------------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                           (641,484)    (7,222,446)   (1,330,087)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activities related to investment contracts and universal life-type insurance:
   Considerations received                                                           2,350,426      4,267,115     4,638,111
   Interest credited to account values                                               1,127,875      1,242,020     1,163,351
   Surrenders and other benefits                                                    (2,715,847)    (2,235,889)   (1,655,631)
Universal life-type insurance policy loans:
   Repayment                                                                            84,281         85,760        89,346
   Issuance                                                                            (93,217)       (81,740)      (80,831)
Capital contribution                                                                        --        282,061       400,000
Cash dividend to American Express Financial Corporation                               (930,000)            --       (70,000)
----------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                             (176,482)     3,559,327     4,484,346
----------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                                  (268,867)    (4,023,767)    3,273,810
Cash and cash equivalents at beginning of year                                         400,294      4,424,061     1,150,251
----------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                           $   131,427   $    400,294  $  4,424,061
============================================================================================================================
Supplemental disclosures:
   Income taxes paid                                                               $   196,397   $    103,034  $         --
   Interest on borrowings                                                          $       411   $      2,926  $      7,623
   Non-cash ownership transfer of net assets of AEC to AEFC in 2003 (Note 8)       $        --   $    282,061  $         --

See Notes to Consolidated Financial Statements.

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4
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IDS Life Insurance Company
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
IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                  Accumulated Other
                                                                       Additional   Comprehensive                   Total
                                                          Capital       Paid-in    Income (Loss),   Retained    Stockholder's
For the three years ended December 31, 2004 (Thousands)    Stock        Capital      Net of Tax     Earnings       Equity
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2001                                 $3,000     $  688,327      $ 84,775     $3,042,660    $3,818,762
Comprehensive income:
   Net income                                                  --             --            --        382,181       382,181
   Net unrealized holding gains on Available-for-Sale
      securities  arising during the year, net of
      deferred policy acquisition costs of ($75,351)
      and income tax provision of ($228,502)                   --             --       424,360             --       424,360
   Reclassification adjustment for gains on
      Available-for-Sale securities  included in net
      income, net of income tax provision of ($5,645)          --             --       (10,484)            --       (10,484)
   Reclassification adjustment for gains on derivatives
      included in net income, net of income tax
      provision of ($305)                                      --             --          (568)            --          (568)
----------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                  --             --            --             --       795,489
Capital contribution                                           --        400,000            --             --       400,000
Cash dividend to American Express Financial Corporation
(Note 8)                                                       --             --            --        (70,000)      (70,000)
----------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                  3,000      1,088,327       498,083      3,354,841     4,944,251
Comprehensive income:
Net income                                                     --             --            --        552,057       552,057
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($5,594) and income tax
      benefit of $46,545                                       --             --       (79,470)            --       (79,470)
   Reclassification adjustment for gains on
      Available-for-Sale securities  included in net
      income, net of income tax provision of ($6,044)          --             --       (11,225)            --       (11,225)
   Net unrealized holding losses on derivatives arising
      during the year, net of income tax benefit of $3,663     --             --        (6,802)            --        (6,802)
   Reclassification adjustment for gains on derivatives
      included in net income, net of income tax
      provision of ($525)                                      --             --          (975)            --          (975)
----------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                  --             --            --             --       453,585
Capital contribution                                           --        282,061            --             --       282,061
Non-cash dividend of American Express Corporation
   to American Express Financial Corporation (Note 8)          --             --            --       (282,061)     (282,061)
----------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2003                                  3,000      1,370,388       399,611      3,624,837     5,397,836
Comprehensive income:
Net income                                                     --             --            --        495,637       495,637
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of income
      tax benefit of $8,222 and net of adjustments to
      deferred policy acquisition costs of $8,857,
      deferred sales inducement costs of ($10,109),
      and fixed annuity liabilities of ($86,485).              --             --       (14,848)            --       (14,848)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of ($10,765)         --             --       (19,993)            --       (19,993)
   Net unrealized holding losses on derivatives
      arising during the year, net of income tax
      benefit of $11,901                                       --             --       (22,102)            --       (22,102)
   Reclassification adjustment for gains on derivatives
      included in net income, net of income
      tax provision of ($525)                                  --             --          (975)            --          (975)
----------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                  --             --            --             --       437,719
Cash dividends to American Express Financial Corporation
(Note 8)                                                       --             --            --       (930,000)     (930,000)
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2004                                 $3,000     $1,370,388      $341,693     $3,190,474    $4,905,555
============================================================================================================================

See Notes to Consolidated Financial Statements.

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IDS LIFE INSURANCE COMPANY

Notes To Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company is a stock life insurance company organized under the laws of the State of Minnesota. IDS Life Insurance Company is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. IDS Life Insurance Company serves residents of the District of Columbia and all states except New York. IDS Life Insurance Company distributes its fixed and variable insurance and annuity products almost exclusively through the American Express Financial Advisors Inc. (AEFAI) retail sales force. IDS Life Insurance Company has four wholly owned life insurance company subsidiaries: IDS Life Insurance Company of New York, a New York stock life insurance company (IDS Life of New York); American Partners Life Insurance Company, an Arizona stock life insurance company (American Partners Life); American Enterprise Life Insurance Company, an Indiana stock life insurance company (American Enterprise Life); and American Centurion Life Assurance Company, a New York stock life insurance company (American Centurion
Life), that distribute their products through various distribution channels. IDS Life of New York serves New York State residents and distributes its fixed and variable insurance and annuity products exclusively through AEFAI's retail sales force. American Enterprise Life provides clients of financial institutions and regional and/or independent broker-dealers with American Express branded financial products and wholesaling services to support its retail insurance and annuity operations. American Enterprise Life underwrites fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers, in all states except New York and New Hampshire. Effective in December 2004, American Enterprise Life received a Certificate of Authority to transact business in the State of New Hampshire. American Centurion Life offers fixed and variable annuity contracts directly to American Express(R) Cardmembers and others in New York, as well as fixed and variable annuity contracts for sale through non-affiliated representatives and agents of third party distributors, in New York. American Partners Life offers fixed and variable annuity contracts directly to American Express(R) Cardmembers and others who reside in states other than New York. IDS Life Insurance Company also owns IDS REO 1, LLC and IDS REO 2, LLC which hold real estate investments. IDS Life Insurance Company and its six subsidiaries are referred to collectively as "IDS Life" in these Consolidated Financial Statements and notes thereto.

IDS Life's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. IDS Life also offers variable annuities, including the American Express Retirement Advisor Advantage, Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by IDS Life include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life also markets disability income insurance. Although IDS Life discontinued issuance of long-term care insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, 50% of which are reinsured. In May 2003, IDS Life began outsourcing claims administration as well.

Under IDS Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of presentation

The accompanying Consolidated Financial Statements include the accounts of IDS Life, its wholly owned subsidiaries and certain variable interest entities. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with U. S. generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as included in Note 7. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

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IDS Life Insurance Company
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Principles of Consolidation

IDS Life consolidates all non-variable interest entities, as defined below, in which it holds a greater than 50 percent voting interest, except for immaterial seed money investments in mutual and hedge funds, which are accounted for as trading securities. Entities in which IDS Life holds a greater than 20 percent but less than 50 percent voting interest are accounted for under the equity method. All other investments in subsidiaries are accounted for under the cost method unless IDS Life determines that it exercises significant influence over the entity by means other than voting rights, in which case, these entities are either accounted for under the equity method or are consolidated, as appropriate.

IDS Life also consolidates all Variable Interest Entities (VIEs) for which it is considered to be the primary beneficiary pursuant to Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46). The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing a majority of the IDS Life's rated collateralized debt obligations (CDOs) described in Note 2.

Revenues

Premium revenues

Premium revenues include premiums on traditional life, disability income and long-term care products. Such premiums are recognized as revenue when due.

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, structured securities, mortgage loans on real estate, policy loans and trading securities and other investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Contractholder and policyholder charges

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance, administrative and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees, management and administration fees, which are generated directly and indirectly from IDS Life's separate account assets. IDS Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized using specific identification, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

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IDS Life Insurance Company
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Balance Sheet
Investments

Available for sale fixed maturity and equity securities

Available-for-Sale investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in assets and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices. However, IDS Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations
(CDOs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change.

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading securities and other investments

Included in trading securities and other investments are trading securities, syndicated loans and real estate. Trading securities primarily include hedge funds and mutual fund seed money investments. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within net investment income. Syndicated loans reflect amortized cost less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

IDS Life has defined cash equivalents to include other highly liquid investments with original maturities of 90 days or less.

Restricted cash

As a result of the adoption of FIN 46 in 2003, IDS Life consolidated restricted cash held by secured loan trusts (SLTs) where such cash cannot be utilized for operations. See "Application of Recent Accounting Standards" below for a description of FIN 46.

Reinsurance

IDS Life reinsures a portion of the insurance risks associated with its life and long-term care (LTC) insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life evaluates the financial condition of reinsurers to minimize exposure to significant losses from reinsurer insolvencies. IDS Life remains primarily liable as the direct insurer on all risks reinsured.

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

IDS Life Insurance Company
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Generally, IDS Life reinsures 90% of the death benefit liability related to variable, universal and term life insurance product. IDS Life retains, and is at risk for only, 10% of each policy's death benefit from the first dollar of coverage. IDS Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies, IDS Life retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on term life and LTC policies is reinsured on a coinsurance basis.

IDS Life retains all risk for new claims on disability income contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life also retains all accidental death benefit and waiver of premium risk.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life and health insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principal DAC assumptions, such as persistency, mortality and morbidity rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase of DAC amortization while a decrease in amortization percentage will result in a decrease in DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

Deferred sales inducement costs

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

Separate account assets and liabilities

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life receives fund administrative fees, mortality and expense risk fees, minimum death benefit guarantee fees and cost of insurance charges from the related accounts. Before the fourth quarter of 2003, these fees included investment advisory fees for internally managed mutual funds. In the fourth quarter of 2003, AEFC replaced IDS Life as the investment manager and assumed these duties for the mutual funds and retained IDS Life and its non-New York subsidiaries to provide underlying administrative services. Previous to this change, IDS Life received management fees directly from the proprietary funds and was party to an agreement with AEFC to compensate AEFC for the investment sub-advisory services AEFC provided these proprietary funds. IDS Life's administrative service fees will vary with the market values of these proprietary mutual funds. In addition to IDS Life's administrative service fees, IDS Life receives mortality and expense risk fees from the separate accounts based on the level of assets. In March 2004, a similar structure for the New York subsidiaries was approved by the New York Insurance Department effective as of February 1, 2004. Fees payable from AEFC to IDS Life include administrative service fees.

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IDS Life Insurance Company
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IDS Life provides contractual mortality assurances to variable annuity contractholders that the net assets of separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums. IDS Life also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as the minimum premium payments are made.

Derivative financial instruments and hedging activities

SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended, (SFAS 133) establishes accounting and reporting requirements for derivative financial instruments, including hedging activities. SFAS 133 requires that all derivatives are recognized on the balance sheet at fair value as either assets or liabilities in IDS Life's Consolidated Balance Sheets. The fair value of IDS Life's derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. IDS Life reports its derivative assets and liabilities in other assets and other liabilities, respectively. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any.

Derivative financial instrument agreements introduce the possibility of counterparty credit risk. Counterparty credit risk is the risk that the counterparty will not fulfill the terms of the agreement. IDS Life attempts to minimize counterparty credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, monitoring credit ratings, and requiring collateral, where appropriate. A majority of IDS Life's counterparties are rated A or better by Moody's and Standard & Poor's.

Cash flow hedges

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivatives are recorded in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transactions impact earnings. The amount that is reclassified into earnings is presented in the income statement with the hedged instrument or transaction impact, generally, in net investment income. Any ineffective portion of the gain or loss is reported as a component of net investment income. If a hedge is de-designated or terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized into earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time that IDS Life enters into the contract. As required by SFAS 133, for all derivative financial instruments that are designated for hedging activities, IDS Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. IDS Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the cash flows of hedged items. If it is determined that a derivative is not highly effective as a hedge, IDS Life will discontinue the application of hedge accounting. See Note 11 Derivative financial instruments and hedging activities, which describes the types of cash flow hedges used by IDS Life.

Non-designated derivatives

IDS Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS 133. For derivative financial instruments that do not qualify for hedge accounting, or are not designated under SFAS 133 as hedges, changes in fair value are reported in current period earnings generally as a component of net investment income. See
Note 11 Derivative financial instruments and hedging activities, which describes the types of economic hedges used by IDS Life.

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IDS Life Insurance Company
--------------------------------------------------------------------------------

Liabilities for future policy benefits

Fixed annuities and variable annuity guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up
(GGU) benefits. In addition, IDS Life offers contracts containing guaranteed minimum income benefit (GMIB) and guaranteed minimum withdrawal benefits (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death and income benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See Application of Recent Accounting Standards section below for further discussion on SOP 03-1.

Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options. Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2004, depending on year of issue, with an average rate of approximately 6.1% at December 31, 2004.

Life and health policies

Liabilities for life insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For disability income and long-term care claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have occurred but have not been reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross premiums, credited interest, and fund performance less withdrawals and mortality and expense risk charges.

Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2004, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated discount rates for disability income policy reserves at December 31, 2004 are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for long-term care policy reserves at December 31, 2004 are currently 5.9% grading up to 8.9% over 30 years.

Claim reserves are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 3% to 8% at December 31, 2004, with an average rate of approximately 5.2% at December 31, 2004. IDS Life issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

--------------------------------------------------------------------------------
11

IDS Life Insurance Company
--------------------------------------------------------------------------------

Income Taxes

IDS Life's taxable income is included in the consolidated federal income tax return of American Express Company. IDS Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Application of recent accounting standards

In June 2004, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1), raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life's consolidated financial condition or results of operations. See Note 5 and below for further discussion of SOP 03-1.

In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing deferred policy acquisition costs (DAC) and any deferred sales inducement costs associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced the first quarter 2004 results by $70.6 million ($108.6 million pretax). The cumulative effect of accounting change consisted of: (i) $42.9 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($32.8 million) and from considering these liabilities in valuing DAC and deferred sales inducement costs associated with those contracts ($10.1 million) and (ii) $65.7 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($92 million) and from considering these liabilities in valuing DAC associated with those contracts ($26.3 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits amounted to $52.5 million (of which $32.8 million was part of the adoption charge discussed earlier) as compared to amounts expensed in 2003 and 2002 of $31.5 million and $37.4 million, respectively. IDS Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement. See Note 5 for a further discussion regarding SOP 03-1.

The AICPA released a series of technical practice aids (TPAs) in September 2004 which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133. The adoption of this Statement did not have a material impact on the IDS Life's financial statements.

--------------------------------------------------------------------------------
12
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IDS Life Insurance Company
--------------------------------------------------------------------------------

In January 2003, the FASB issued FIN 46 as revised, which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The variable interest entities primarily impacted by FIN 46, which IDS Life consolidated as of December 31, 2003, relate to three securitized loan trusts (SLTs), which are managed by an affiliate and partially owned by IDS Life. The consolidation of the three SLTs partially owned by IDS Life and managed by an affiliate, resulted in a cumulative effect of accounting change that increased 2003 net income through a non-cash gain of $44.5 million ($68.4 million pretax). See Note 3 for further discussion of consolidated variable interest entities.

In November 2003, the FASB ratified a consensus on the disclosure provisions of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). IDS Life complied with the disclosure provisions of this rule in Note 2 to the Consolidated Financial Statements included in its Annual Report on Form 10-K for the year ended December 31, 2003. In March 2004, the FASB reached a consensus regarding the application of a three-step impairment model to determine whether investments accounted for in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and other cost method investments are other-than-temporarily impaired. However, with the issuance of FSP EITF 03-1-1, "Effective Date of Paragraphs 10-20 of EITF 03-1," on September 30, 2004, the provisions of the consensus relating to the measurement and recognition of other-than-temporary impairments will be deferred pending further clarification from the FASB. The remaining provisions of this rule, which primarily relate to disclosure requirements, are required to be applied prospectively to all current and future investments accounted for in accordance with SFAS No. 115 and other cost method investments. IDS Life will evaluate the potential impact of EITF 03-1 after the FASB completes its reassessment.

2. INVESTMENTS

Available for sale investments

Investments classified as Available-for-Sale at December 31, 2004 are distributed by type as presented below:

                                                                                          December 31, 2004
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross           Gross
                                                                                     Unrealized      Unrealized       Fair
(Thousands)                                                              Cost           Gains           Losses       Value
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                                         $13,718,138      $531,970      $ (36,990)  $14,213,118
   Mortgage and other asset-backed securities                          9,383,868       143,102        (30,487)    9,496,483
   Foreign corporate bonds and obligations                             3,185,592       139,821        (14,178)    3,311,235
   Structured investments(a)                                             563,899            --        (33,230)      530,669
   U.S. Government and agencies obligations                              330,540        15,181           (513)      345,208
   State and municipal obligations                                       114,161         3,493         (2,569)      115,085
   Foreign government bonds and obligations                              104,442        15,507           (552)      119,397
----------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                27,400,640       849,074       (118,519)   28,131,195
Preferred and common stocks                                               30,019         1,237             --        31,256
----------------------------------------------------------------------------------------------------------------------------
   Total                                                             $27,430,659      $850,311      $(118,519)  $28,162,451
----------------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

Investments classified as Available-for-Sale at December 31, 2003 are distributed by type as presented below:

                                                                                          December 31, 2003
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross           Gross
                                                                                     Unrealized      Unrealized       Fair
(Thousands)                                                              Cost           Gains           Losses       Value
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                                         $12,716,966      $567,940      $ (63,059)  $13,221,847
   Mortgage and other asset-backed securities                         10,187,423       166,679        (54,535)   10,299,567
   Foreign corporate bonds and obligations                             2,666,626       126,187        (24,923)    2,767,890
   Structured investments(a)                                             593,094         1,784        (47,767)      547,111
   U.S. Government and agencies obligations                              235,994        13,848            (20)      249,822
   State and municipal obligations                                       114,158         3,711         (3,100)      114,769
   Foreign government bonds and obligations                               82,448        10,728           (617)       92,559
----------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                26,596,709       890,877       (194,021)   27,293,565
Preferred and common stocks                                               30,019         1,027             --        31,046
----------------------------------------------------------------------------------------------------------------------------
   Total                                                             $26,626,728      $891,904      $(194,021)  $27,324,611
----------------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

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13

IDS Life Insurance Company
--------------------------------------------------------------------------------

The following table provides information about Available-for-Sale investments with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(Thousands)                                               Less than 12 months       12 months or more             Total
----------------------------------------------------------------------------------------------------------------------------
                                                          Fair    Unrealized      Fair    Unrealized      Fair    Unrealized
Description of securities:                               Value      Losses       Value      Losses       Value      Losses
----------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                             $2,410,156  $(20,461)    $  645,898  $(16,529)   $3,056,054 $ (36,990)
Mortgage and other asset-backed securities             2,560,175   (17,686)       550,728   (12,801)    3,110,903   (30,487)
Foreign corporate bonds                                  641,928    (6,571)       373,312    (7,607)    1,015,240   (14,178)
Structured investments                                        --        --        526,190   (33,230)      526,190   (33,230)
U.S. Government and agencies obligations                 159,904      (498)           533       (15)      160,437      (513)
State and municipal obligations                               --        --         62,454    (2,569)       62,454    (2,569)
Foreign government bonds and obligations                   1,002       (33)         9,008      (519)       10,010      (552)
----------------------------------------------------------------------------------------------------------------------------
Total                                                 $5,773,165  $(45,249)    $2,168,123  $(73,270)   $7,941,288 $(118,519)
----------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, IDS Life considers the extent to which amortized costs exceeds fair value and the duration and size of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to cost as of December 31, 2004:

(Millions, except
number of securities)         Less than 12 months                  12 months or more                         Total
------------------------------------------------------------------------------------------------------------------------------
                                               Gross                              Gross                               Gross
Ratio of Fair Value    Number of             Unrealized   Number of             Unrealized    Number of             Unrealized
to Amortized Cost      Securities Fair Value   Losses     Securities Fair Value   Losses      Securities Fair Value   Losses
------------------------------------------------------------------------------------------------------------------------------
95% - 100%                319      $5,773      $(45)           87     $1,619       $(38)         406       $7,392     $ (83)
90% - 95%                  --          --        --             6        545        (34)           6          545       (34)
80% - 90%                  --          --        --             1          4         (1)           1            4        (1)
Less than 80%               1          --        --             1         --         --            2           --        --
------------------------------------------------------------------------------------------------------------------------------
Total                     320      $5,773      $(45)           95     $2,168       $(73)         415       $7,941     $(118)
------------------------------------------------------------------------------------------------------------------------------

Substantially all of the gross unrealized losses on the securities are attributable to changes in interest rates. Credit spreads and specific credit events associated with individual issuers can also cause unrealized losses although these impacts are not significant as of December 31, 2004. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to cost ratio of 95% or above resulting in an overall 99% ratio of fair value to cost for all securities with an unrealized loss. The holding with the largest unrealized loss relates to the retained interest in a CDO securitization trust which has $33.2 million of the $34.3 million in unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 90-95% category. With regard to this security, IDS Life estimates future cash flows through maturity
(2014) on a quarterly basis using judgment as to the amount and timing of cash payments and defaults and recovery rates of the underlying investments. These cash flows support full recovery of IDS Life's carrying value related to the retained interest in the CDO securitization trust as of December 31, 2004. All of the unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 80-90% category primarily relates to a foreign government bond obligation for which IDS Life expects that all contractual principal and interest will be received. The unrealized losses in the other categories are not concentrated in any individual industries or with any individual securities.

IDS Life monitors the investments and metrics discussed above on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life's policy for determining when an investment's decline in value is other-than-temporary. Additionally, IDS Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2004.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification for realized (gains) losses) and (iii) other items primarily consisting of adjustments in assets and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately.

--------------------------------------------------------------------------------
14
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IDS Life Insurance Company
--------------------------------------------------------------------------------

The following is a distribution of investments classified as Available-for-Sale by maturity as of December 31, 2004:

                                                                                                   Amortized       Fair
(Thousands)                                                                                           Cost         Value
----------------------------------------------------------------------------------------------------------------------------
Due within 1 year                                                                                 $   569,953   $   582,432
Due after 1 through 5 years                                                                         3,786,395     3,930,575
Due after 5 through 10 years                                                                       11,597,234    11,997,347
Due after 10 years                                                                                  1,499,291     1,593,689
----------------------------------------------------------------------------------------------------------------------------
                                                                                                   17,452,873    18,104,043
Mortgage and other asset-backed securities                                                          9,383,868     9,496,483
Structured investments                                                                                563,899       530,669
Preferred and common stocks                                                                            30,019        31,256
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                             $27,430,659   $28,162,451
----------------------------------------------------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

At December 31, 2004 and 2003, fixed maturity securities comprised approximately 87 and 86 percent of IDS Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.0 billion and $1.6 billion of securities at December 31, 2004 and 2003, which are rated by IDS Life's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities (excluding net unrealized appreciation and depreciation) are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating on December 31, is as follows:

Rating                                                                                                    2004          2003
----------------------------------------------------------------------------------------------------------------------------
AAA                                                                                                        37%           41%
AA                                                                                                          3             2
A                                                                                                          22            21
BBB                                                                                                        30            27
Below investment grade                                                                                      8             9
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  100%          100%
----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, approximately 61 and 91 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Sales                                                                               $1,603,285    $12,232,235   $10,093,228
Maturities, sinking fund payments and calls                                         $1,931,070    $ 4,152,088   $ 3,078,509
Purchases                                                                           $4,392,522    $20,527,995   $16,287,891
----------------------------------------------------------------------------------------------------------------------------

Included in net realized gains and losses are gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale as noted in the following table for the years ended December 31:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                                       $ 48,412      $ 255,348     $ 297,576
Gross realized losses from sales                                                      $(17,524)     $(135,465)    $(137,384)
Other-than-temporary impairments                                                      $   (131)     $(102,614)    $(144,064)
----------------------------------------------------------------------------------------------------------------------------

As of December 31, 2004, IDS Life's structured investments, which are classified as Available-for-Sale, include interests in CDOs. CDOs are investments backed by high-yield bonds or loans and are not readily marketable. IDS Life invested in CDOs as part of its overall investment strategy in order to offer competitive rates to insurance and annuity contractholders.

During 2001 IDS Life placed a majority of its rated CDO securities and related accrued interest, as well as a relatively minor amount of other liquid securities (collectively referred to as transferred assets), having an aggregate book value of $675.3 million, into a securitization trust. In return, IDS Life received $89.5 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585.8 million. As of December 31, 2004, the retained interests had a carrying value of $526.2 million, of which $389.9 million is considered investment grade, and are accounted for in accordance with EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At December 31, 2004 and 2003, bonds carried at $16.9 million and $16.3 million, respectively, were on deposit with various states as required by law.

--------------------------------------------------------------------------------
15

IDS Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate and syndicated loans

Mortgage loans are first mortgages on real estate. IDS Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2004 and 2003 was not material.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                      $2,968,889    $3,227,217
Mortgage loans on real estate reserves                                                                (45,347)      (47,197)
----------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                 $2,923,542    $3,180,020
----------------------------------------------------------------------------------------------------------------------------

Syndicated loans                                                                                   $  139,295    $  140,792
Syndicated loans reserves                                                                              (3,500)       (3,000)
----------------------------------------------------------------------------------------------------------------------------
Net syndicated loans                                                                               $  135,795    $  137,792
----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, IDS Life's recorded investment in impaired mortgage loans on real estate was $11.3 million and $11.1 million, with a reserve of $4.0 million and $2.9 million, respectively. During 2004 and 2003, the average recorded investment in impaired mortgage loans on real estate was $8.3 million and $26.0 million, respectively. IDS Life recognized $0.6 million, $0.8 million and $1.1 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2004, 2003 and 2002, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Balance, January 1                                                                    $ 47,197        $44,312       $28,173
Provision for mortgage loan losses                                                       9,500         11,687        23,514
Foreclosures, write-offs and other                                                     (11,350)        (8,802)       (7,375)
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31                                                                  $ 45,347        $47,197       $44,312
----------------------------------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                                            December 31, 2004            December 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                             On Balance     Funding        On Balance    Funding
 Region                                                                    Sheet     Commitments         Sheet    Commitments
-----------------------------------------------------------------------------------------------------------------------------
East North Central                                                      $  509,752     $ 1,400        $  578,855    $ 6,575
West North Central                                                         433,298      14,550           490,119      8,115
South Atlantic                                                             588,764      24,115           662,121      1,350
Middle Atlantic                                                            270,509       2,600           294,333      4,800
New England                                                                198,297       6,515           197,338     11,474
Pacific                                                                    332,764      13,700           342,214     13,900
West South Central                                                         191,410          --           191,886      8,800
East South Central                                                          72,294       9,625            71,566        800
Mountain                                                                   371,801      20,025           398,785      2,700
-----------------------------------------------------------------------------------------------------------------------------
                                                                         2,968,889      92,530         3,227,217     58,514
Less reserves for losses                                                   (45,347)         --           (47,197)        --
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                $2,923,542     $92,530        $3,180,020    $58,514
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16

IDS Life Insurance Company
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                                             December 31, 2004          December 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                             On Balance     Funding        On Balance    Funding
Property type                                                              Sheet     Commitments         Sheet    Commitments
-----------------------------------------------------------------------------------------------------------------------------
Department/retail stores                                                $  734,590     $40,075       $  868,079    $18,444
Apartments                                                                 505,632      24,875          560,753     21,600
Office buildings                                                         1,087,700       5,840        1,136,034     10,805
Industrial buildings                                                       373,767      15,615          355,497      4,265
Hotels/motels                                                              109,408          --          111,230      1,000
Medical buildings                                                           46,960          --           70,934         --
Nursing/retirement homes                                                     9,875          --           27,253         --
Mixed use                                                                   62,424       4,200           60,124         --
Other                                                                       38,533       1,925           37,313      2,400
-----------------------------------------------------------------------------------------------------------------------------
                                                                         2,968,889      92,530        3,227,217     58,514
Less reserves for losses                                                   (45,347)         --          (47,197)        --
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                $2,923,542     $92,530       $3,180,020    $58,514
-----------------------------------------------------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                         $ 1,450,919     $1,423,560    $1,331,547
Income on mortgage loans on real estate                                                221,022        247,001       274,524
Trading securities and other investments                                               138,468         63,983       (14,906)
----------------------------------------------------------------------------------------------------------------------------
                                                                                     1,810,409      1,734,544     1,591,165
Less investment expenses                                                                32,963         29,359        28,573
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                            $1,777,446     $1,705,185    $1,562,592
----------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004            2003         2002
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                       $30,757       $ 17,269      $ 16,128
Mortgage loans on real estate                                                           (3,048)       (10,865)      (20,552)
Other investments                                                                         (417)        (1,959)         (819)
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                               $27,292       $  4,445      $ (5,243)
----------------------------------------------------------------------------------------------------------------------------

3.VARIABLE INTEREST ENTITIES

The variable interest entities for which IDS Life is considered the primary beneficiary and which were consolidated beginning December 31, 2003, relate to SLTs which are partially owned by IDS Life and managed by an affiliate. The SLTs consolidated as a result of FIN 46 provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans which are managed by an affiliate. One of the SLTs originally consolidated was liquidated in 2004 and the remaining two SLTs are in the process of being liquidated as of December 31, 2004. The 2004 results of operations (reported in net investment income) include a $24 million pretax, non-cash charge related to the complete liquidation of one SLT, and a $4 million pretax, non-cash charge related to the expected impact of liquidating the two remaining SLTs. However, further adjustments to that amount could occur based on market movements and execution of the liquidation process. To the extent further adjustments are included in the liquidation of the SLT portfolios, the Company's maximum cumulative exposure to losses was $462 million at December 31, 2004. The following table presents the consolidated assets, essentially all of which are restricted, and other balances related to these entities at December 31:

(Millions)                                                                                               2004          2003
----------------------------------------------------------------------------------------------------------------------------
Restricted cash                                                                                          $536          $834
Derivative financial instruments (a)                                                                       43            73
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             $579          $907
Total liabilities                                                                                         117           166
----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                               $462          $741
----------------------------------------------------------------------------------------------------------------------------

(a) Represents the estimated fair market value of the total return swap derivatives related to the consolidated SLTs which have a notional amount of $1.8 billion and $3.2 billion as of December 31, 2004 and 2003, respectively.

--------------------------------------------------------------------------------
17

IDS Life Insurance Company
--------------------------------------------------------------------------------

IDS Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by a carrying value of $4.5 million of CDO residual tranches managed by an affiliate where the Company is not the primary beneficiary. IDS Life's maximum exposure to loss as a result of its investment in CDO residual tranches is represented by the carrying values. FIN 46 does not impact the accounting for QSPEs as defined by SFAS No. 140, such as the CDO-related securitization trust established in 2001.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Balance, January 1,                                                                 $3,336,208     $3,077,994    $2,924,187
SOP 03-1 adoption impact                                                                19,600             --            --
Capitalization of expenses                                                             534,069        516,928       549,787
Amortization                                                                          (260,778)      (264,308)     (320,629)
Change in unrealized investment gains and losses                                         8,857          5,594       (75,351)
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31,                                                               $3,637,956     $3,336,208    $3,077,994
----------------------------------------------------------------------------------------------------------------------------

5. VARIABLE ANNUITY GUARANTEES AND SALES INDUCEMENT COSTS

The majority of the variable annuity contracts offered by IDS Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up
(GGU) benefits. In addition, IDS Life offers contracts containing guaranteed minimum income benefit (GMIB) provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. IDS Life has established additional liabilities for these variable annuity death and GMIB benefits under SOP 03-1. IDS Life has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits and GMIB, IDS Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

--------------------------------------------------------------------------------
18

IDS Life Insurance Company
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which IDS Life has established additional liabilities for death benefits and guaranteed minimum income benefits as of December 31:

Variable Annuity GMDB and GMIB by Benefit Type
(Dollar amounts in millions)                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium   Total Contract Value                           $ 3,241.6    $ 3,162.4
                                                      Contract Value in Separate Accounts            $ 1,727.4    $ 1,600.7
                                                      Net Amount at Risk*                            $   110.9    $    28.0
                                                      Weighted Average Attained Age                         62           62
----------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset      Total Contract Value                           $27,453.2    $24,570.6
                                                      Contract Value in Separate Accounts            $22,787.1    $20,316.1
                                                      Net Amount at Risk*                            $ 1,267.2    $ 2,077.5
                                                      Weighted Average Attained Age                         60           60
----------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet    Total Contract Value                           $ 4,039.4    $ 2,827.5
                                                      Contract Value in Separate Accounts            $ 3,078.5    $ 1,886.3
                                                      Net Amount at Risk*                            $    55.6    $    84.7
                                                      Weighted Average Attained Age                         61           60
----------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                             Total Contract Value                           $   494.7    $   251.8
                                                      Contract Value in Separate Accounts            $   397.7    $   174.8
                                                      Net Amount at Risk*                            $    11.7    $    20.8
                                                      Weighted Average Attained Age                         66           63
----------------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                      Total Contract Value                           $   450.1    $   276.4
                                                      Contract Value in Separate Accounts            $   363.8    $   193.1
                                                      Net Amount at Risk*                            $    18.2    $     5.8
                                                      Weighted Average Attained Age                         64           61
----------------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                                   Total Contract Value                           $   603.3    $   357.8
                                                      Contract Value in Separate Accounts            $   517.6    $   268.3
                                                      Net Amount at Risk*                            $    11.9    $    23.0
                                                      Weighted Average Attained Age                         59           59
----------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

----------------------------------------------------------------------------------------------------------------------------
Additional Liabilities and Incurred Benefits                                                          GMDB & GGU       GMIB
----------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004                  Liability balance at January 1                     $30.6         $2.2
                                                      Reported claims                                    $19.6         $ --
                                                      Liability balance at December 31                   $29.9         $3.0
                                                      Incurred claims (reported + change in liability)   $18.9         $0.8
----------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income. Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. IDS Life capitalized $70.9 million and $71.8 million for the years ended December 31, 2004 and 2003, respectively. IDS Life amortized $33.8 million and $23.9 million for the years ended December 31, 2004 and 2003, respectively.

--------------------------------------------------------------------------------
19

IDS Life Insurance Company
--------------------------------------------------------------------------------

6. INCOME TAXES

IDS Life qualifies as a life insurance company for federal income tax purposes. As such, IDS Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision included in the Consolidated Statements of Income for the years ended December 31 were as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                            $159,783       $ 91,862      $(30,647)
   Deferred                                                                             70,574        (30,714)      116,995
----------------------------------------------------------------------------------------------------------------------------
                                                                                       230,357         61,148        86,348
State income taxes-current                                                              (4,180)         5,797         1,478
----------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change                                         $226,177       $ 66,945      $ 87,826
============================================================================================================================

A reconciliation of the expected federal income tax provision using the U.S. federal statutory rate of 35% to IDS Life's actual income tax provision for the years ended December 31 were as follows:

(Thousands)                                                      2004                    2003                    2002
----------------------------------------------------------------------------------------------------------------------------
Combined tax at U.S. statutory rate                     $277,334      35.0%     $201,089      35.0%     $164,502      35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income               (45,199)     (5.7)      (61,070)    (10.6)       (5,260)     (1.1)
   State income taxes, net of federal benefit             (2,717)     (0.4)        3,768       0.7           961       0.2
   Affordable housing credits                                 --        --       (73,500)    (12.8)      (70,000)    (14.9)
   All other                                              (3,241)     (0.4)       (3,342)     (0.6)       (2,377)     (0.5)
----------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change           $226,177      28.5%     $ 66,945      11.7%     $ 87,826      18.7%
============================================================================================================================

A portion of IDS Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2004, IDS Life had a policyholders' surplus account balance of $20.1 million. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provided a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life is evaluating making distributions which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceed the shareholders' surplus account and/or IDS Life is liquidated. Deferred taxes of $7 million had not been established because no distributions of such amounts were contemplated.

Deferred income tax provision (benefit) results from differences between assets and liabilities measured for financial reporting and for income tax return purposes. The significant components of IDS Life's deferred tax assets and liabilities as of December 31, 2004 and 2003 are reflected in the following table:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Policy reserves                                                                                 $1,035,300    $  798,508
   Other investments                                                                                  139,066       300,888
   Other                                                                                               55,556        30,376
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                               1,229,922     1,129,772
----------------------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
   Deferred policy acquisition costs                                                                1,116,235     1,004,942
   Deferred taxes related to net unrealized securities gains                                          183,988       218,322
   Other                                                                                               70,901        46,322
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                               1,371,124     1,269,586
----------------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                                         $  141,202    $  139,814
----------------------------------------------------------------------------------------------------------------------------

IDS Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that IDS Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

--------------------------------------------------------------------------------
20

IDS Life Insurance Company
--------------------------------------------------------------------------------

7. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to AEFC are limited to IDS Life Insurance Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. IDS Life Insurance Company's statutory unassigned surplus aggregated $909.7 million and $1.4 billion as of December 31, 2004 and 2003, respectively. In addition, any dividend or distribution paid prior to December 20, 2005 (one year after IDS Life Insurance Company's most recent dividend payment) would require pre-notification to the Commissioner of Commerce of the State of Minnesota, who has the authority to disapprove and prevent payment thereof. From December 20, 2005 to December 31, 2005, dividends or distributions in excess of $358.6 million would be subject to this same pre-notification and potential disapproval.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Statutory net income                                                                $  379,950     $  432,063    $  159,794
Statutory capital and surplus                                                        2,276,724      2,804,593     2,408,379

8. RELATED PARTY TRANSACTIONS

IDS Life loans funds to AEFC under a collateral loan agreement. There was no balance on the loan at December 31, 2004 and 2003. This loan can be increased to a maximum of $75 million and pays interest at a rate equal to the preceding month's effective new money rate for IDS Life's permanent investments.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by IDS Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, AEFC receives management fees from these funds. IDS Life continues to provide all fund management services, other than investment management, and has entered into an administrative services agreement with AEFC to be compensated for the services IDS Life provides. For the years ended December 31, 2004 and 2003 IDS Life received under this arrangement, $81.5 million and $14.1 million, respectively.

IDS Life participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life's share of the total net periodic pension cost was $0.5 million in 2004, and $0.3 million in 2003 and 2002.

IDS Life also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2004, 2003 and 2002 were $2.4 million, $2.2 million, and $1.4 million, respectively.

IDS Life participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2004, 2003 and 2002 was $0.5 million, $2.1 million, and $1.8 million, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $600.6 million, $549.2 million, and $526.1 million for 2004, 2003 and 2002, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life may not be reflective of expenses that would have been incurred by IDS Life on a stand-alone basis.

On December 29, 2003, IDS Life contributed substantially all of its interests in low income housing investments, net of related payables and deferred tax assets, to its wholly owned subsidiary, American Express Corporation (AEC). These investments had a carrying value of $308.6 million and $381.5 million at December 29, 2003 and December 31, 2002, respectively. The amount of the contribution to AEC was $272 million. AEC had a carrying value of approximately $10 million prior to receiving this contribution.

On December 30, 2003, IDS Life distributed via dividend all of its interest in AEC to AEFC. This distribution was considered extraordinary, as defined in Minnesota holding company statutes. On December 30, 2003, IDS Life received a contribution of cash of approximately $282 million, equal to the amount of the distribution of AEC.

During the second and fourth quarter of 2004, IDS Life approved and paid dividends to AEFC of $430 million and $500 million, respectively. IDS Life expects to continue to maintain adequate capital to meet internal and external Risk-Based Capital requirements.

Included in other liabilities at December 31, 2004 and 2003 are $30.1 million and $64.4 million, respectively, payable to AEFC for federal income taxes.

--------------------------------------------------------------------------------
21

IDS Life Insurance Company
--------------------------------------------------------------------------------

9. LINES OF CREDIT

IDS Life has available lines of credit with AEFC aggregating $295 million ($195 million committed and $100 million uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under these line of credit arrangements at December 31, 2004 and 2003.

10. REINSURANCE

At December 31, 2004, 2003 and 2002, traditional life and universal life insurance in force aggregated $147.5 billion, $131.1 billion and $119.2 billion, respectively, of which $70.9 billion, $53.8 billion, and $38.0 billion, was reinsured at the respective year ends. IDS Life also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $159.6 million, $144.7 million and $129.3 million and reinsurance recovered from reinsurers amounted to $73.3 million, $60.3 million and $60.6 million, for the years ended December 31, 2004, 2003 and 2002, respectively. Reinsurance contracts do not relieve IDS Life from its primary obligation to policyholders. Life insurance inforce was reported on a statutory basis.

11. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable the end users to manage exposure to various credit or market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity, and interest rate indices or prices. IDS Life enters into various derivative financial instruments as part of its ongoing risk management activities. The following summarizes IDS Life's use of derivative financial instruments.

Cash flow hedges

IDS Life uses interest rate products, primarily interest rate swaptions to hedge the risk of increasing interest rates on forecasted fixed annuity sales. During 2004, 2003 and 2002, no amounts were reclassified into earnings from accumulated other comprehensive income. Additionally, IDS Life does not expect to reclassify any material amounts from accumulated other comprehensive income to earnings during the next twelve months. Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is 14 years and relates to forecasted fixed annuity sales. For the years ended December 31, 2004, 2003 and 2002, there were no gains or losses on derivative transactions or portions thereof that were ineffective as hedges or excluded from the assessment of hedge effectiveness.

Non-designated derivatives

IDS Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS 133. Certain of IDS Life's annuity products have returns tied to the performance of equity markets. These elements are considered derivatives under SFAS 133. IDS Life manages this equity market risk by entering into options and futures with offsetting characteristics.

Derivative financial instruments used to economically hedge IDS Life's exposure to annuity products include the use of purchased and written index options, as well as futures contracts. A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. IDS Life writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). IDS Life views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels. The purchased and written options are carried at fair value on the balance sheet and included in other assets and other liabilities, respectively. The purchased and written options expire on various dates through 2009. IDS Life purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing IDS Life to no counterparty risk.

Embedded Derivatives

IDS Life's equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS 133. IDS Life managed this equity market risk by entering into options and futures with offsetting characteristics. As a result of fluctuations in equity markets and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by IDS Life related to the annuity product positively or negatively impact reported earnings. The changes in fair value of the options are recognized in net investment income and the embedded derivatives are recognized in interest credited on universal life-type insurance and investment contracts. The fair value of the embedded options are recognized on the balance sheet in future policy benefits for fixed annuities. The total fair value of these instruments were $341.2 million and $304.2 million at December 31, 2004 and 2003, respectively.

--------------------------------------------------------------------------------
22

IDS Life Insurance Company
--------------------------------------------------------------------------------

12. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, deferred policy acquisition costs and deferred sales inducement costs are specifically excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2004 and 2003 and require management judgment. These figures may not be indicative of their future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life, therefore, cannot be estimated by aggregating the amounts presented. The following table discloses fair value information for financial instruments as of December 31:

                                                                                 2004                        2003
----------------------------------------------------------------------------------------------------------------------------
                                                                        Carrying       Fair          Carrying      Fair
(Thousands)                                                               Value       Value            Value      Value
----------------------------------------------------------------------------------------------------------------------------
Financial Assets
Available-for-Sale, policy loans, trading securities and
   other investments                                                    $29,553,121   $29,553,121    $28,711,183  $28,711,183
Mortgage loans on real estate, net                                      $ 2,923,542   $ 3,149,986    $ 3,180,020  $ 3,477,868
Separate account assets                                                 $32,454,032   $32,454,032    $27,774,319  $27,774,319
Other financial assets                                                  $ 1,338,006   $ 1,342,639    $ 1,907,487  $ 1,910,874

Financial Liabilities
Fixed annuities                                                         $25,469,069   $24,759,962    $24,873,303  $24,113,440
Separate account liabilities                                            $28,284,118   $27,164,063    $24,281,415  $23,320,423
Other financial liabilities                                             $   600,027   $   600,027    $   637,151  $   637,151
----------------------------------------------------------------------------------------------------------------------------

The following methods were used to estimate the fair values of financial assets and financial liabilities.

Financial assets

Generally, investments are carried at fair value on the Consolidated Balance Sheets. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are recognized when management determines that a decline in value is other-than-temporary. See Note 2 for carrying value and fair value information regarding investments.

For variable rate loans that reprice within a year where there has been no significant change in counterparties' creditworthiness, fair values approximate carrying value.

The fair values of all other loans (including mortgage loans on real estate and leveraged investment loans), except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans on collateral values.

Separate account assets are carried at fair value on the Consolidated Balance Sheets.

Other financial assets for which carrying values approximate fair values, include cash and cash equivalents, other accounts receivable and accrued interest, derivative financial instruments and certain other assets. The carrying values approximate fair value due to the short term nature of these investments.

Financial liabilities

The fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges and loans. For annuities in payout status, fair value is estimated using discounted cash flows, based on current interest rates. The fair value of these reserves excludes life insurance related elements of $1.5 billion and $1.4 billion at December 31, 2004 and 2003, respectively.

The fair values of separate account liabilities, after excluding life insurance-related elements of $4.2 billion and $3.5 billion at December 31, 2004 and 2003, respectively, are estimated as the accumulated value less applicable surrender charges.

Other financial liabilities for which carrying values approximate fair values include derivative financial instruments and certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

--------------------------------------------------------------------------------
23

IDS Life Insurance Company
--------------------------------------------------------------------------------

13. COMMITMENTS AND CONTINGENCIES

At December 31, 2004 and 2003, IDS Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales of B shares. IDS Life Insurance Company has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life and its subsidiaries are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on IDS Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years and in February of 2005 began the examination of the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life's consolidated financial position as a result of these audits.

14. SUBSEQUENT EVENTS

On February 1, 2005, the American Express Company announced plans to pursue a tax-free spin-off of the common stock of American Express Company's AEFC unit through a special dividend to American Express common shareholders. The final transaction, which is subject to certain conditions including receipt of a favorable tax ruling and approval by American Express Company's Board of Directors, is expected to close in the third quarter of 2005.

Also, on February 1, 2005, A.M. Best placed IDS Life's financial strength rating of "A+" under review with negative implications, Moody's affirmed IDS Life's financial strength rating at "Aa3" and Fitch lowered IDS Life's financial strength rating to "AA-" and placed them on "Rating Watch Negative" following American Express Company's announcement that it intends to spin-off its full ownership of AEFC. In connection with the spin-off, American Express Company intends to provide additional capital to IDS Life to confirm its current financial strength ratings.

--------------------------------------------------------------------------------
24

                                                                S-6378 A (10/05)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994 filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File
         No. 33-62457 and is herein incorporated by reference.

(a)(4) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(5) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(b)      Not applicable.

(c)(1) Form of Division of Vice President's Employment Agreement dated November 1991, filed electronically as Exhibit 3(b)(1) to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

(c)(2) Form of District Manager's Rider to IDS Life Insurance Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post-Effective Amendment No. 33-11165 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)(3) to Post Effective No. 13, File No. 33-11165 is incorporated herein by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy (V2D) filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 and is herein incorporated by reference.

(d)(2) Flexible Premium Survivorship Variable Life Insurance Policy (V2D) filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 6 on Form S-6 (33-62457) is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company, dated July 23, 1957, filed electronically as Exhibit 1.A. (6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company, filed electronically to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated by reference.

(h)(1) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated March 1, 2000, filed electronically as Exhibit 8.15 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed on or about May 28, 2002 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement dated October 1, 2002 among Variable Insurance Products Funds, Fidelity Distributors and IDS Life Insurance Company filed electronically as Exhibit (h)(9) to Post-Effective Amendment No. 10 to Registration Statement No. 33-62457 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(15) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m) Calculation of Illustrations for Succession Select filed electronically as Exhibit (m) on or about April 28, 2005 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-62457 is incorporated by reference.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select is filed electronically herewith.

(o)      Not applicable.

(p)      Not applicable.

(q) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by refernce.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated April 13, 2005 filed electronically on or about April 28, 2005 as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-62457 and is incorporated herein by reference.

(r)(2) Power of Attorney to sign amendments to this Registration Statement dated July 7, 2004 filed electronically on or about November 24, 2004 as Exhibit (r)(2) to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 33-62457 and is incorporated herein by reference.

(r)(3) Power of Attorney to sign amendments to this Registration Statement dated June 7, 2005 filed electronically on or about Aug. 3, 2005 as Exhibit (r)(3) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 33-62457 and is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor (IDS Life Insurance Company)

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Money Laundering Prevention Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director

Walter S. Berman                                       Vice President and Treasurer

Lorraine R. Hart                                       Vice President - Investments

Paul R. Johnston                                       Assistant General Counsel and Secretary

Michelle M. Keeley                                     Vice President - Investments

Eric L. Marhoun                                        General Counsel

Jeryl Millner                                          Executive Vice President - Finance

Thomas W. Murphy                                       Vice President - Investments

B. Roger Natarajan                                     Director, Vice President and Chief Actuary

Benji Orr                                              Deputy Money Laundering Prevention Officer

Scott R. Plummer                                       38a-1 Chief Compliance Officer

Julie A. Ruether                                       Chief Compliance Officer and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer


Heather M. Somers                                      Assistant General Counsel

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

     Advisory Capital Income LLC                                                        Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Credit Opportunities GP LLC                                               Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Quantitative Equity (General Partner) LLC                                 Delaware
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Indiana Inc.                                  Indiana
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Partners Life Insurance Company                                           Arizona
     Ameriprise Auto & Home Insurance                                                   Wisconsin
     Ameriprise Certificate Company                                                     Delaware
     Ameriprise Financial Inc.                                                          Delaware
     Ameriprise Financial Services Inc.                                                 Delaware
     Ameriprise Trust Company                                                           Minnesota
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation                                        Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Realty Assets, Inc.                                                                Nebraska
     RiverSource Investments, LLC                                                       Minnesota
     RiverSource Services Corporation                                                   Minnesota
     RiverSource Tax Advantage Investments Inc.                                         Delaware
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle Asset Management Holdings Ltd.                                        England

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor or sponsor for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Money Laundering Prevention Officer

     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director

     Walter S. Berman                      Vice President and Treasurer

     Lorraine R. Hart                      Vice President - Investments

     Paul R. Johnston                      Assistant General Counsel and
                                           Secretary

     Michelle M. Keeley                    Vice President - Investments

     Eric L. Marhoun                       General Counsel

     Jeryl A. Millner                      Executive Vice President - Finance

     Thomas W. Murphy                      Vice President - Investments

     B. Roger Natarajan                    Director, Vice President and Chief
                                           Actuary

     Benji Orr                             Deputy Money Laundering Prevention
                                           Officer

     Scott R. Plummer                      38a-1 Chief Compliance Officer

     Julie A. Ruether                      Chief Compliance Officer and
                                           Assistant Secretary

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Heather M. Somers                     Assistant General Counsel

     Bridget M. Sperl                      Executive Vice President - Client
                                           Service

     David K. Stewart                      Vice President and Controller


* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company) at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 3rd day of October, 2005.

                     IDS Life Variable Life Separate Account
                                  (Registrant)

                         By: IDS Life Insurance Company
                                   (Depositor)

                         By /s/  Timothy V. Bechtold*
                            ----------------------------------
                                 Timothy V. Bechtold
                                 President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 3rd day of October, 2005.


/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director
------------------------------------
     Arthur H. Berman

/s/  Jeryl A. Millner***                      Executive Vice President - Finance
------------------------------------          (Principal Financial Officer)
     Jeryl A. Millner

/s/  B. Roger Natarajan*                      Director
------------------------------------
     B. Roger Natarajan

/s/  Mark E. Schwarzmann*                     Chairman of the Board and
------------------------------------          Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  Bridget M. Sperl*                        Executive Vice President -
------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart**                       Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

* Signed pursuant to Power of Attorney dated April 13, 2005 filed electronically on or about April 28, 2005 as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-62457 and is incorporated herein by reference, by:

** Signed pursuant to Power of Attorney dated July 7, 2004 filed electronically on or about November 24, 2004 as Exhibit (r)(2) to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 33-62457 and is incorporated herein by reference, by:

*** Signed pursuant to Power of Attorney dated June 7, 2005 filed electronically on or about Aug. 3, 2005 as Exhibit (r)(3) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 33-62457 and is incorporated herein by reference, by:


/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko
    Counsel

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 16
                     TO REGISTRATION STATEMENT NO. 33-62457

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

    The prospectus for RiverSource(SM) Succession Select Variable Life Insurance

Part B.

    Combined Statement of Additional Information and Financial Statements for IDS Life Variable Life Separate Account for RiverSource(SM) Succession Select Variable Life Insurance

Part C.

Other information.

The signatures.

Exhibits.